UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter :	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2026

Date of reporting period:	3/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Balanced Fund
Class A:
PIBAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class A	$50	1.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%
MF185E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	A
NASDAQ	PIBAX
CUSIP	74437E883
MF185E2A

PGIM Balanced Fund
Class C:
PABCX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class C	$91	1.82%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%
MF185E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	C
NASDAQ	PABCX
CUSIP	74437E867
MF185E2C

PGIM Balanced Fund
Class R:
PALRX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R	$74	1.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%
MF185E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	R
NASDAQ	PALRX
CUSIP	74437E636
MF185E2R

PGIM Balanced Fund
Class Z:
PABFX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class Z	$39	0.77%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%
MF185E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	Z
NASDAQ	PABFX
CUSIP	74437E859
MF185E2Z

PGIM Balanced Fund
Class R6:
PIBQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R6	$33	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%
MF185E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	R6
NASDAQ	PIBQX
CUSIP	74437E461
MF185E2R6

PGIM Jennison Focused Value Fund
Class A:
PJIAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Focused Value Fund (the
“Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class A	$56	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%
MF172E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com
/us/en/int
ermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	A
NASDAQ	PJIAX
CUSIP	74437E503
MF172E2A

PGIM Jennison Focused Value Fund
Class C:
PJGCX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Focused Value Fund (the
“Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class C	$115	2.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%
MF172E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featur
ed/e-deliver
y
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	C
NASDAQ	PJGCX
CUSIP	74437E701
MF172E2C

PGIM Jennison Focused Value Fund
Class R:
PJORX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Focused Value Fund (the
“Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R	$79	1.53%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%
MF172E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/fe
atured/e-d
elivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	R
NASDAQ	PJORX
CUSIP	74437E644
MF172E2R

PGIM Jennison Focused Value Fund
Class Z:
PJGZX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Focused Value Fund (the
“Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class Z	$39	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%
MF172E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/fe
atured/e-del
ivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	Z
NASDAQ	PJGZX
CUSIP	74437E800
MF172E2Z

PGIM Jennison Focused Value Fund
Class R6:
PJOQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Focused Value Fund (the
“Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R6	$39	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%
MF172E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/inte
rmediary/r
esources/featured/e-delivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	R6
NASDAQ	PJOQX
CUSIP	74437E552
MF172E2R6

PGIM Jennison Growth Fund
Class A:
PJFAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class A	$45	0.96%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%
MF168E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured
/e-delive
ry
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	A
NASDAQ	PJFAX
CUSIP	74437E107
MF168E2A

PGIM Jennison Growth Fund
Class C:
PJFCX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class C	$80	1.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%
MF168E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/inter
mediary
/resources/featured/e-delivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	C
NASDAQ	PJFCX
CUSIP	74437E305
MF168E2C

PGIM Jennison Growth Fund
Class R:
PJGRX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R	$57	1.21%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%
MF168E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/res
ources/featu
red/e-delivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R
NASDAQ	PJGRX
CUSIP	74437E651
MF168E2R

PGIM Jennison Growth Fund
Class Z:
PJFZX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class Z	$33	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%
MF168E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/
featured
/e-delivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	Z
NASDAQ	PJFZX
CUSIP	74437E404
MF168E2Z

PGIM Jennison Growth Fund
Class R2:
PJFOX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Jennison Growth Fund (the “Fund”)
for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R2	$52	1.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%
MF168E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or
by scanning t
he QR code below, including the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R2
NASDAQ	PJFOX
CUSIP	74437E420
MF168E2R2

PGIM Jennison Growth Fund
Class R4:
PJFPX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Jennison Growth Fund (the “Fund”)
for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R4	$40	0.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%
MF168E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/
e-deliver
y
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R4
NASDAQ	PJFPX
CUSIP	74437E412
MF168E2R4

PGIM Jennison Growth Fund
Class R6:
PJFQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Growth Fund (the “Fund”)
for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R6	$27	0.58%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%
MF168E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/interm
ediary/resour
ces/featured/e-delivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R6
NASDAQ	PJFQX
CUSIP	74437E479
MF168E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Balanced Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2026

Table of Contents	Financial Statements and Other Information	March 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Balanced Fund	1
Notes to Financial Statements	71

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of March 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.1%

AFFILIATED EXCHANGE-TRADED FUNDS 1.0%
Fixed Income
PGIM Active High Yield Bond ETF	50,000	$1,731,500
PGIM Corporate Bond 0-5 Year ETF	100,000	4,999,500
PGIM Corporate Bond 5-10 Year ETF	75,000	3,750,795

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $10,660,243)(wa)		10,481,795

COMMON STOCKS 59.3%

Aerospace & Defense 2.1%

AAR Corp.*	2,000	218,920
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	14,850	106,773
Astronics Corp.*	2,700	180,171
ATI, Inc.*	18,700	2,720,102
Bharat Electronics Ltd. (India)	83,063	355,447
Cirrus Aircraft Ltd.	8,100	37,254
Ducommun, Inc.*	600	73,200
Elbit Systems Ltd. (Israel)	408	343,990
General Dynamics Corp.	10,900	3,741,098
General Electric Co.	10,800	3,064,716
Howmet Aerospace, Inc.	7,700	1,774,542
Kratos Defense & Security Solutions, Inc.*	300	21,153
Leonardo SpA (Italy)	1,924	130,869
Moog, Inc. (Class A Stock)	1,110	324,830
MTU Aero Engines AG (Germany)	240	87,557
Northrop Grumman Corp.	1,500	1,023,360
Red Cat Holdings, Inc.*	3,300	43,197
Rolls-Royce Holdings PLC (United Kingdom)	66,619	1,012,104
RTX Corp.	21,400	4,128,060
Saab AB (Sweden) (Class B Stock)	10,569	691,739
Safran SA (France)	1,853	606,356
Singapore Technologies Engineering Ltd. (Singapore)	77,200	655,214
VSE Corp.	830	153,052
Woodward, Inc.	400	143,168

		21,636,872

Air Freight & Logistics 0.0%

Deutsche Post AG (Germany)	6,795	358,144

Automobile Components 0.6%

Adient PLC*	7,500	151,575
Aptiv PLC*	45,100	3,131,744
BorgWarner, Inc.	12,100	656,546
Dana, Inc.	9,600	323,040
Holley, Inc.*	12,200	37,454
Hyundai Mobis Co. Ltd. (South Korea)	481	124,108
LCI Industries	1,800	221,364
Lumax Auto Technologies Ltd. (India)	3,650	58,578
Magna International, Inc. (Canada)	2,200	122,865
Phinia, Inc.	1,600	109,504
Sansera Engineering Ltd. (India), 144A	2,600	57,432
Shriram Pistons & Rings Ltd. (India)	3,925	125,786
Standard Motor Products, Inc.	900	31,266
Sumitomo Electric Industries Ltd. (Japan)	3,700	210,234
Tokai Rika Co. Ltd. (Japan)	12,400	236,387
Toyoda Gosei Co. Ltd. (Japan)	10,700	280,475

		5,878,358

See Notes to Financial Statements.

PGIM Balanced Fund 1

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Automobiles 1.2%

Eicher Motors Ltd. (India)	8,345	$584,305
Ford Motor Co.	105,600	1,218,624
Geely Automobile Holdings Ltd. (China)	77,000	208,531
General Motors Co.	48,700	3,628,150
Honda Motor Co. Ltd. (Japan)	37,400	302,700
Isuzu Motors Ltd. (Japan)	38,500	554,430
Kia Corp. (South Korea)	2,664	263,019
Maruti Suzuki India Ltd. (India)	2,821	370,002
Mazda Motor Corp. (Japan)	7,800	53,350
Mercedes-Benz Group AG (Germany)	12,591	773,879
Tesla, Inc.*	11,250	4,182,187
Toyota Motor Corp. (Japan)	3,670	76,290

		12,215,467

Banks 3.6%

AIB Group PLC (Ireland)	16,700	178,274
Ameris Bancorp	1,200	93,588
Banco Bilbao Vizcaya Argentaria SA (Spain)	37,199	803,482
Banco Santander SA (Spain)	75,484	846,230
Bancorp, Inc. (The)*	1,000	53,730
Bank Hapoalim BM (Israel)	32,009	751,731
Bank of America Corp.	6,500	316,875
Bank of Hawaii Corp.	3,400	252,450
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	81,600	129,372
Bank of Marin Bancorp	4,500	115,335
Bank of Ningbo Co. Ltd. (China) (Class A Stock)	9,000	39,888
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,300	173,184
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	76,800	110,500
BankUnited, Inc.	1,300	58,708
Bankwell Financial Group, Inc.	800	38,816
Barclays PLC (United Kingdom)	57,022	298,424
BNP Paribas SA (France)	10,098	961,972
BPER Banca SpA (Italy)	14,359	188,178
CaixaBank SA (Spain)	65,628	786,726
California BanCorp	3,800	67,336
Canadian Imperial Bank of Commerce (Canada)	12,200	1,156,242
Capitec Bank Holdings Ltd. (South Africa)	230	56,510
China Construction Bank Corp. (China) (Class H Stock)	100,000	107,921
Citigroup, Inc.	51,800	5,874,638
Credit Agricole SA (France)	35,470	662,024
Customers Bancorp, Inc.*	2,200	152,702
Danske Bank A/S (Denmark)	1,525	75,156
First BanCorp. (Puerto Rico)	1,000	21,360
First Bank of Toyama Ltd. (The) (Japan)	4,100	62,318
Fulton Financial Corp.	10,500	213,570
Hana Financial Group, Inc. (South Korea)	2,944	214,608
Hancock Whitney Corp.	4,300	273,437
Hilltop Holdings, Inc.	6,900	247,158
HSBC Holdings PLC (United Kingdom)	88,127	1,447,274
Independent Bank Corp.	1,900	142,899
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	180,000	158,661
Industrial Bank Co. Ltd. (China) (Class A Stock)	32,200	88,135
ING Groep NV (Netherlands)	22,462	583,039
Intesa Sanpaolo SpA (Italy)	84,656	511,990
JPMorgan Chase & Co.	8,374	2,463,296
KB Financial Group, Inc. (South Korea)	4,994	490,263
KBC Group NV (Belgium)	2,455	300,472
Lion Finance Group PLC (Georgia)	1,020	126,602
Lloyds Banking Group PLC (United Kingdom)	216,161	267,918
Metropolitan Bank Holding Corp.	2,700	224,883
NatWest Group PLC (United Kingdom)	126,950	940,439

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Nicolet Bankshares, Inc.	1,600	$237,792
Nordea Bank Abp (Finland)	46,047	792,891
OTP Bank Nyrt (Hungary)	5,170	554,368
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,500	94,203
Ping An Bank Co. Ltd. (China) (Class A Stock)	385,500	622,497
PNC Financial Services Group, Inc. (The)	2,900	603,461
Primis Financial Corp.	13,630	181,006
Provident Financial Services, Inc.	12,800	270,848
Riyad Bank (Saudi Arabia)	28,415	225,087
Royal Bank of Canada (Canada)	1,000	161,656
Sberbank of Russia PJSC (Russia)*^	202,510	—
ServisFirst Bancshares, Inc.	2,200	160,226
Shinhan Financial Group Co. Ltd. (South Korea)	14,954	891,279
Simmons First National Corp. (Class A Stock)	700	13,615
Societe Generale SA (France)	10,568	771,643
Standard Chartered PLC (United Kingdom)	32,144	669,876
State Bank of India (India)	30,972	323,012
Swedbank AB (Sweden) (Class A Stock)	19,929	679,251
Texas Capital Bancshares, Inc.*	2,800	265,664
Toronto-Dominion Bank (The) (Canada)	13,100	1,223,458
Truist Financial Corp.	18,000	827,460
U.S. Bancorp	2,700	140,427
UniCredit SpA (Italy)	8,474	607,957
United Community Banks, Inc.	800	25,192
Washington Trust Bancorp, Inc.	4,200	140,532
Wells Fargo & Co.	39,100	3,112,751
Woori Financial Group, Inc. (South Korea)	3,264	71,553

		36,796,019

Beverages 0.1%

Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	6,500	147,446
Coca-Cola HBC AG (Italy)*	615	34,643
Kirin Holdings Co. Ltd. (Japan)	18,900	300,627
Monster Beverage Corp.*	9,500	688,370
PepsiCo, Inc.	900	139,761
Vita Coco Co., Inc. (The)*	700	33,537

		1,344,384

Biotechnology 1.6%

AbbVie, Inc.	20,030	4,356,325
ACADIA Pharmaceuticals, Inc.*	5,900	131,334
Alkermes PLC*	4,200	148,512
Amgen, Inc.	8,800	3,096,280
AnaptysBio, Inc.*	1,800	99,828
Apogee Therapeutics, Inc.*	1,900	159,923
Arcutis Biotherapeutics, Inc.*	5,400	127,224
Ardelyx, Inc.*	2,800	16,772
Arrowhead Pharmaceuticals, Inc.*	1,500	94,050
Aurinia Pharmaceuticals, Inc. (Canada)*	8,500	125,970
Bridgebio Pharma, Inc.*	2,700	200,502
Capricor Therapeutics, Inc.*	800	24,320
Catalyst Pharmaceuticals, Inc.*	2,700	66,852
Celcuity, Inc.*	1,300	148,382
CG oncology, Inc.*	2,100	142,128
Cogent Biosciences, Inc.*	4,700	180,903
Compass Therapeutics, Inc.*	12,800	67,712
CRISPR Therapeutics AG (Switzerland)*	300	14,271
CSL Ltd. (Australia)	3,325	326,578
Cullinan Therapeutics, Inc.*	5,400	76,734
Cytokinetics, Inc.*	700	46,137

See Notes to Financial Statements.

PGIM Balanced Fund 3

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Dianthus Therapeutics, Inc.*	600	$50,352
Emergent BioSolutions, Inc.*	9,600	79,680
Erasca, Inc.*	8,900	144,002
Genus PLC (United Kingdom)	1,575	49,945
Gilead Sciences, Inc.	20,000	2,787,400
Ironwood Pharmaceuticals, Inc.*	6,400	22,464
Kodiak Sciences, Inc.*	3,000	114,360
Krystal Biotech, Inc.*	110	28,415
Madrigal Pharmaceuticals, Inc.*	170	88,990
MiMedx Group, Inc.*	21,200	83,740
Mineralys Therapeutics, Inc.*	2,200	59,598
Mirum Pharmaceuticals, Inc.*	500	46,190
Monte Rosa Therapeutics, Inc.*	800	13,160
Myriad Genetics, Inc.*	11,500	51,750
Neurocrine Biosciences, Inc.*	3,200	421,568
Nurix Therapeutics, Inc.*	2,200	34,100
Olema Pharmaceuticals, Inc.*	5,000	74,550
Organogenesis Holdings, Inc.*	10,300	24,411
ORIC Pharmaceuticals, Inc.*	3,000	38,010
Praxis Precision Medicines, Inc.*	520	167,539
Protagonist Therapeutics, Inc.*	600	63,240
PTC Therapeutics, Inc.*	2,400	163,512
Puma Biotechnology, Inc.*	3,200	20,448
Regeneron Pharmaceuticals, Inc.	2,000	1,545,280
Rhythm Pharmaceuticals, Inc.*	1,000	86,970
Rigel Pharmaceuticals, Inc.*	1,900	51,376
Spyre Therapeutics, Inc.*	2,100	105,924
Travere Therapeutics, Inc.*	3,900	115,869
Vaxcyte, Inc.*	700	40,677
Veracyte, Inc.*	3,100	99,851

		16,324,108

Broadline Retail 1.5%

Alibaba Group Holding Ltd. (China)	26,500	415,374
Amazon.com, Inc.*	58,990	12,285,847
BuySell Technologies Co. Ltd. (Japan)	3,000	59,024
Harvey Norman Holdings Ltd. (Australia)	73,074	251,039
Kohl’s Corp.	6,800	87,720
Macy’s, Inc.	91,700	1,658,853
Rusta AB (Sweden)	6,175	61,271
Seria Co. Ltd. (Japan)	1,200	28,648

		14,847,776

Building Products 0.1%

Janus International Group, Inc.*	9,200	47,380
Johnson Controls International PLC	8,800	1,152,360
Modine Manufacturing Co.*	820	177,702
Nichiha Corp. (Japan)	2,300	47,524
UFP Industries, Inc.	200	18,424

		1,443,390

Capital Markets 2.4%

Artisan Partners Asset Management, Inc. (Class A Stock)	800	29,112
Banco BTG Pactual SA (Brazil), UTS	61,600	672,744
Bank of New York Mellon Corp. (The)	41,850	4,964,665
BGC Group, Inc. (Class A Stock)	22,000	215,160
Blackrock, Inc.	300	288,513
BSE Ltd. (India)	8,920	256,805
Charles Schwab Corp. (The)	52,600	4,943,348

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Deutsche Bank AG (Germany)	27,159	$808,254
Donnelley Financial Solutions, Inc.*	1,100	51,854
Goldman Sachs Group, Inc. (The)	1,400	1,184,386
Marex Group PLC (United Kingdom)	2,900	129,282
Morgan Stanley	35,800	5,891,606
Northern Trust Corp.	14,900	2,079,593
Piper Sandler Cos.	3,800	290,890
Plus500 Ltd. (Israel)	2,800	151,648
S&P Global, Inc.	1,500	638,010
Samsung Securities Co. Ltd. (South Korea)	3,594	227,183
Tel Aviv Stock Exchange Ltd. (Israel)	1,296	57,572
UBS Group AG (Switzerland)	8,479	330,625
Virtu Financial, Inc. (Class A Stock)	17,600	774,048
Virtus Investment Partners, Inc.	1,450	194,808

		24,180,106

Chemicals 0.5%

5N Plus, Inc. (Canada)*	4,400	100,203
Avient Corp.	3,500	127,050
Ingevity Corp.*	2,200	156,706
Linde PLC	4,900	2,429,224
Mativ Holdings, Inc.	15,000	130,500
Ningxia Baofeng Energy Group Co. Ltd. (China) (Class A Stock)	86,800	366,222
Nutrien Ltd. (Canada)	3,800	286,850
Perimeter Solutions, Inc.*	3,000	73,260
Qinghai Salt Lake Industry Co. Ltd. (China) (Class A Stock)*	127,200	694,996
Sherwin-Williams Co. (The)	3,400	1,089,870
Valhi, Inc.	1,750	25,025

		5,479,906

Commercial Services & Supplies 0.1%

ABM Industries, Inc.	800	30,816
ACCO Brands Corp.	11,100	33,300
Deluxe Corp.	10,550	290,547
HNI Corp.	3,500	116,865
Liquidity Services, Inc.*	4,200	128,394
Matsuda Sangyo Co. Ltd. (Japan)	600	23,921
MillerKnoll, Inc.	2,200	31,812

		655,655

Communications Equipment 0.6%

Applied Optoelectronics, Inc.*	300	25,377
Arista Networks, Inc.*	13,200	1,620,696
Ciena Corp.*	5,100	1,979,973
Cisco Systems, Inc.	20,300	1,575,077
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	28,430	324,109
Viasat, Inc.*	300	13,740
Viavi Solutions, Inc.*	12,000	399,360
Vistance Networks, Inc.*	4,100	74,620

		6,012,952

Construction & Engineering 0.3%

Arcosa, Inc.	3,000	318,420
Dycom Industries, Inc.*	240	81,317
Fluor Corp.*	3,400	158,610
HOCHTIEF AG (Germany)	1,608	731,433
IES Holdings, Inc.*	590	281,117
MYR Group, Inc.*	640	180,685

See Notes to Financial Statements.

PGIM Balanced Fund 5

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)

NWPX Infrastructure, Inc.*	1,400	$109,004
Sterling Infrastructure, Inc.*	280	114,036
Toenec Corp. (Japan)	10,000	129,044
Tokyu Construction Co. Ltd. (Japan)	24,900	224,079
Tutor Perini Corp.	4,400	339,636
Vinci SA (France)	780	117,078

		2,784,459

Construction Materials 0.1%

Cemex SAB de CV (Mexico), UTS	308,900	353,659
China Jushi Co. Ltd. (China) (Class A Stock)	91,200	326,960
Knife River Corp.*	300	24,495
Malayan Cement Bhd (Malaysia)	65,800	98,318

		803,432

Consumer Finance 0.2%

Bread Financial Holdings, Inc.	3,000	224,670
Capital One Financial Corp.	4,400	802,692
Enova International, Inc.*	2,200	298,826
Muthoot Finance Ltd. (India)	3,655	122,741
PROG Holdings, Inc.	1,500	43,035
Qfin Holdings, Inc. (China), ADR	17,100	220,761
Synchrony Financial	2,100	142,842

		1,855,567

Consumer Staples Distribution & Retail 1.1%

Costco Wholesale Corp.	4,800	4,782,864
Dollar General Corp.	9,400	1,116,062
Dollar Tree, Inc.*	3,400	372,334
George Weston Ltd. (Canada)	1,200	84,779
Koninklijke Ahold Delhaize NV (Netherlands)	19,685	916,715
PriceSmart, Inc.	1,100	165,550
Sonae SGPS SA (Portugal)	114,030	253,267
Sysco Corp.	31,000	2,211,230
Tesco PLC (United Kingdom)	16,459	103,445
Trial Holdings, Inc. (Japan)	6,500	175,529
Woolworths Group Ltd. (Australia)	21,845	551,635

		10,733,410

Distributors 0.0%

Gold.com, Inc.	1,600	64,128

Diversified Consumer Services 0.4%

AcadeMedia AB (Sweden), 144A	31,898	338,940
ADT, Inc.	413,400	2,716,038
Covista, Inc.*	1,600	184,400
Frontdoor, Inc.*	5,100	269,586
Graham Holdings Co. (Class B Stock)	80	84,581
H&R Block, Inc.	4,700	149,178
Laureate Education, Inc.*	6,900	240,396
Perdoceo Education Corp.	6,800	253,028

		4,236,147

Diversified REITs 0.0%

Charter Hall Group (Australia)	22,134	288,418

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 1.3%

AT&T, Inc.	108,000	$3,130,920
Cogeco Communications, Inc. (Canada)	7,300	370,484
Comcast Corp. (Class A Stock)	54,800	1,573,308
Deutsche Telekom AG (Germany)	24,836	926,960
Globalstar, Inc.*	900	59,778
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	3,600	31,752
Lumen Technologies, Inc.*	14,700	102,165
NOS SGPS SA (Portugal)	63,818	403,489
Ooredoo QPSC (Qatar)	134,810	459,828
Verizon Communications, Inc.	114,490	5,747,398

		12,806,082

Electric Utilities 0.7%

American Electric Power Co., Inc.	22,500	2,949,300
Axia Energia (Brazil)	5,400	61,007
Enel SpA (Italy)	91,521	1,000,584
Inter RAO UES PJSC (Russia)*^	4,433,000	5
NextEra Energy, Inc.	1,700	157,896
NRG Energy, Inc.	1,000	146,140
PG&E Corp.	82,200	1,444,254
Portland General Electric Co.	6,200	327,174
Southern Co. (The)	9,500	916,940

		7,003,300

Electrical Equipment 0.8%

ABB Ltd. (Switzerland)	14,271	1,160,346
Accelleron Industries AG (Switzerland)	1,353	122,293
Allient, Inc.	1,600	94,544
Atkore, Inc.	700	41,237
Bloom Energy Corp. (Class A Stock)*	3,000	406,470
Contemporary Amperex Technology Co. Ltd. (China) (Class H Stock)	1,000	79,708
Furukawa Electric Co. Ltd. (Japan)	500	95,990
GE Vernova, Inc.	3,000	2,618,700
Harbin Electric Co. Ltd. (China) (Class H Stock)	42,000	113,433
Mabuchi Motor Co. Ltd. (Japan)	29,600	298,201
Mitsubishi Electric Corp. (Japan)	24,700	807,865
Nextpower, Inc. (Class A Stock)*	1,800	216,990
Nordex SE (Germany)*	2,165	117,327
nVent Electric PLC	8,000	946,240
Siemens Energy AG (Germany)	2,774	478,375
Vicor Corp.*	1,300	209,300

		7,807,019

Electronic Equipment, Instruments & Components 1.2%

Advanced Energy Industries, Inc.	630	203,307
Alps Alpine Co. Ltd. (Japan)	11,400	154,618
Amphenol Corp. (Class A Stock)	1,100	138,985
Arlo Technologies, Inc.*	1,200	17,076
Avnet, Inc.	28,600	1,762,332
Belden, Inc.	1,650	189,469
Celestica, Inc. (Canada)*	1,700	479,559
Chroma ATE, Inc. (Taiwan)	9,000	431,860
Codan Ltd. (Australia)	7,465	164,304
Cognex Corp.	18,900	925,911
Daktronics, Inc.*	2,400	46,920
Delta Electronics, Inc. (Taiwan)	25,000	1,127,259
ePlus, Inc.	2,900	218,225
Fabrinet (Thailand)*	260	135,595
Hon Hai Precision Industry Co. Ltd. (Taiwan)	31,000	189,496

See Notes to Financial Statements.

PGIM Balanced Fund 7

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Insight Enterprises, Inc.*	500	$33,505
IPG Photonics Corp.*	1,800	206,262
Keysight Technologies, Inc.*	9,600	2,710,752
Kimball Electronics, Inc.*	1,000	23,690
Kitron ASA (Norway)	6,000	57,917
Kyocera Corp. (Japan)	35,200	539,741
Napco Security Technologies, Inc.	5,300	208,767
nLight, Inc.*	900	51,318
Plexus Corp.*	400	81,016
Rogers Corp.*	600	64,398
Sanmina Corp.*	1,300	168,532
ScanSource, Inc.*	1,000	36,300
TE Connectivity PLC (Switzerland)	5,200	1,086,904
TTM Technologies, Inc.*	3,700	360,454
Vontier Corp.	9,800	347,606

		12,162,078

Energy Equipment & Services 0.3%

Aker Solutions ASA (Norway)	17,572	84,086
Flowco Holdings, Inc. (Class A Stock)	4,100	84,460
Helix Energy Solutions Group, Inc.*	4,200	41,538
Innovex International, Inc.*	500	12,195
Liberty Energy, Inc.	7,000	201,600
Nabors Industries Ltd.*	1,800	154,908
National Energy Services Reunited Corp.*	4,200	90,174
Natural Gas Services Group, Inc.	1,800	67,932
Odfjell Drilling Ltd. (Norway)	3,640	38,131
Patterson-UTI Energy, Inc.	1,600	17,328
ProPetro Holding Corp.*	21,600	311,256
SBM Offshore NV (Netherlands)	11,092	442,325
Tenaris SA	4,700	137,392
TETRA Technologies, Inc.*	2,600	22,152
Tidewater, Inc.*	900	75,195
Transocean Ltd.*	18,500	122,655
Weatherford International PLC	13,900	1,314,662

		3,217,989

Entertainment 0.3%

Madison Square Garden Entertainment Corp.*	800	47,128
NetEase, Inc. (China)	28,600	639,062
Netflix, Inc.*	16,000	1,538,400
Walt Disney Co. (The)	9,200	886,696

		3,111,286

Financial Services 1.8%

Berkshire Hathaway, Inc. (Class B Stock)*	5,749	2,754,921
Enact Holdings, Inc.	4,800	195,888
EVERTEC, Inc. (Puerto Rico)	1,800	50,796
Fidelity National Information Services, Inc.	58,800	2,758,308
Fiserv, Inc.*	59,300	3,308,940
HA Sustainable Infrastructure Capital, Inc.	5,100	187,425
Helia Group Ltd. (Australia)	158,018	579,552
Jackson Financial, Inc. (Class A Stock)	2,600	274,872
Mastercard, Inc. (Class A Stock)	14,475	7,232,578
ORIX Corp. (Japan)	10,000	296,714
PayPal Holdings, Inc.	3,000	135,690

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services (cont’d.)

Radian Group, Inc.	7,400	$244,792
Remitly Global, Inc.*	15,900	249,153

		18,269,629

Food Products 0.7%

Canada Packers, Inc. (Canada)	2,920	42,338
Conagra Brands, Inc.	52,200	820,584
First Pacific Co. Ltd. (Indonesia)	206,000	144,295
General Mills, Inc.	15,200	565,744
Hain Celestial Group, Inc. (The)*	26,200	18,282
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	39,850
Inghams Group Ltd. (Australia)	17,850	24,523
Ingredion, Inc.	11,500	1,295,590
J.M. Smucker Co. (The)	13,200	1,273,008
JBS NV (Class A Stock)*	9,800	176,008
Lamb Weston Holdings, Inc.	14,300	604,318
Maple Leaf Foods, Inc. (Canada)	9,000	194,091
Nestle SA	3,576	350,773
Post Holdings, Inc.*	1,800	177,948
Smithfield Foods, Inc.	22,100	618,137
Triputra Agro Persada PT (Indonesia)	395,200	44,184
WH Group Ltd. (Hong Kong), 144A	538,000	707,167

		7,096,840

Gas Utilities 0.2%

Brookfield Infrastructure Corp. (Canada) (Class A Stock)	3,900	154,128
Naturgy Energy Group SA (Spain)	10,584	317,736
Northwest Natural Holding Co.	3,500	186,270
Osaka Gas Co. Ltd. (Japan)	4,600	186,321
Rubis SCA (France)	8,452	342,495
Shizuoka Gas Co. Ltd. (Japan)	4,300	41,235
Snam SpA (Italy)	89,422	677,411
Southwest Gas Holdings, Inc.	900	78,210
Tokyo Gas Co. Ltd. (Japan)	700	32,967

		2,016,773

Ground Transportation 0.2%

Uber Technologies, Inc.*	27,100	1,949,303

Health Care Equipment & Supplies 0.3%

Abbott Laboratories	1,900	195,073
Alphatec Holdings, Inc.*	3,200	34,816
Bioventus, Inc. (Class A Stock)*	5,000	45,650
Boston Scientific Corp.*	7,300	458,075
Eckert & Ziegler SE (Germany)	1,438	24,807
Embecta Corp.	10,000	88,400
Haemonetics Corp.*	1,600	90,176
Hoya Corp. (Japan)	2,700	468,073
ICU Medical, Inc.*	600	77,490
Inogen, Inc.*	10,200	63,036
Integra LifeSciences Holdings Corp.*	1,400	13,188
iRadimed Corp.	900	86,634
IRhythm Holdings, Inc.*	500	59,010
Japan Lifeline Co. Ltd. (Japan)	9,600	83,956
Medtronic PLC	13,000	1,126,450
PHC Holdings Corp. (Japan)	29,700	207,977
Tactile Systems Technology, Inc.*	5,300	138,489

See Notes to Financial Statements.

PGIM Balanced Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

TransMedics Group, Inc.*	1,300	$129,233
Varex Imaging Corp.*	1,200	12,732

		3,403,265

Health Care Providers & Services 1.6%

AdaptHealth Corp.*	1,400	16,660
Alignment Healthcare, Inc.*	11,800	207,916
Ambea AB (Sweden), 144A	7,629	107,983
BrightSpring Health Services, Inc.*	6,400	272,704
Cardinal Health, Inc.	15,600	3,296,436
Centene Corp.*	9,800	320,852
Cigna Group (The)	7,000	1,867,250
CVS Health Corp.	54,000	3,878,280
Ensign Group, Inc. (The)	570	114,855
Extendicare, Inc. (Canada)	19,800	374,622
Fresenius Medical Care AG (Germany)	4,128	187,071
Fresenius SE & Co. KGaA (Germany)	6,443	334,364
Genertec Universal Medical Group Co. Ltd. (China), 144A	261,000	193,602
Guardant Health, Inc.*	1,200	110,844
HealthEquity, Inc.*	1,200	100,284
LifeStance Health Group, Inc.*	17,100	108,927
McKesson Corp.	1,900	1,644,184
Medipal Holdings Corp. (Japan)	19,900	373,669
MLP Saglik Hizmetleri A/S (Turkey), 144A*	6,300	60,850
PACS Group, Inc.*	4,400	141,328
Progyny, Inc.*	7,400	125,652
UnitedHealth Group, Inc.	8,500	2,300,015

		16,138,348

Health Care REITs 0.0%

CareTrust REIT, Inc.	7,500	274,875
Diversified Healthcare Trust	25,650	170,316

		445,191

Hotel & Resort REITs 0.0%

Apple Hospitality REIT, Inc.	2,000	23,020
Xenia Hotels & Resorts, Inc.	5,800	86,014

		109,034

Hotels, Restaurants & Leisure 0.6%

Allwyn AG (Greece)	16,036	242,626
Bloomin’ Brands, Inc.	159,800	862,920
Booking Holdings, Inc.	980	4,126,114
Brightstar Lottery PLC	2,200	28,028
Dave & Buster’s Entertainment, Inc.*	3,900	42,237
El Pollo Loco Holdings, Inc.*	13,700	189,882
Food & Life Cos. Ltd. (Japan)	6,300	375,844
Life Time Group Holdings, Inc.*	4,500	121,230
Rush Street Interactive, Inc.*	1,400	30,450

		6,019,331

Household Durables 0.1%

De’ Longhi SpA (Italy)	1,003	35,251
Leggett & Platt, Inc.	5,500	54,340
Noritz Corp. (Japan)	4,200	61,777
Panasonic Holdings Corp. (Japan)	29,700	498,109

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

Sonos, Inc.*	4,500	$60,300
Taylor Morrison Home Corp.*	1,800	104,832

		814,609

Household Products 0.0%

Central Garden & Pet Co. (Class A Stock)*	500	16,210
Henkel AG & Co. KGaA (Germany)	448	32,180
Procter & Gamble Co. (The)	2,200	317,768

		366,158

Independent Power & Renewable Electricity Producers 0.1%

Hallador Energy Co.*	2,300	37,444
RWE AG (Germany)	2,401	161,536
Solaria Energia y Medio Ambiente SA (Spain)*	15,320	424,581

		623,561

Industrial Conglomerates 0.2%

Astra International Tbk PT (Indonesia)	240,700	88,858
CITIC Ltd. (China)	415,000	631,978
CK Hutchison Holdings Ltd. (United Kingdom)	70,000	537,322
Hitachi Ltd. (Japan)	2,900	85,073
Honeywell International, Inc.	3,100	700,693
Siemens AG (Germany)	232	56,523

		2,100,447

Industrial REITs 0.5%

Industrial Logistics Properties Trust	7,400	42,032
Prologis, Inc.	37,200	4,917,096

		4,959,128

Insurance 1.4%

Aegon Ltd.	54,209	396,443
AIA Group Ltd. (Hong Kong)	7,000	77,779
Allianz SE (Germany)	259	109,381
Allstate Corp. (The)	11,500	2,384,410
American International Group, Inc.	27,900	2,099,475
Ategrity Specialty Holdings LLC*	2,500	49,425
AXA SA (France)	20,091	923,213
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	6,800	27,850
F&G Annuities & Life, Inc.	1,400	35,448
Fairfax Financial Holdings Ltd. (Canada)	400	681,567
Genworth Financial, Inc.*	30,100	244,412
Great-West Lifeco, Inc. (Canada)	1,800	84,300
Greenlight Capital Re Ltd. (Class A Stock)*	1,400	24,206
Heritage Insurance Holdings, Inc.*	3,000	78,750
Kemper Corp.	43,100	1,317,136
Marsh & McLennan Cos., Inc.	2,600	450,970
Mercury General Corp.	1,400	123,410
MetLife, Inc.	31,800	2,248,896
New China Life Insurance Co. Ltd. (China) (Class H Stock)	63,300	376,851
Octave Specialty Group, Inc.*	6,900	32,085
Palomar Holdings, Inc.*	500	59,750
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	52,000	95,720
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	47,000	361,393
Power Corp. of Canada (Canada)	2,600	125,169
Powszechny Zaklad Ubezpieczen SA (Poland)	7,268	126,514
Progressive Corp. (The)	2,100	416,304

See Notes to Financial Statements.

PGIM Balanced Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

QBE Insurance Group Ltd. (Australia)	36,939	$545,100
SCOR SE (France)	8,783	313,908
Skyward Specialty Insurance Group, Inc.*	2,400	104,832
Talanx AG (Germany)	4,723	586,063
Turkiye Sigorta A/S (Turkey)	495,336	142,148

		14,642,908

Interactive Media & Services 3.9%

Alphabet, Inc. (Class A Stock)	53,100	15,269,436
Alphabet, Inc. (Class C Stock)	43,940	12,604,628
Bumble, Inc. (Class A Stock)*	38,400	125,184
Cars.com, Inc.*	4,100	33,292
Diamond Sports Group LLC*(x)	5,129	964
Meta Platforms, Inc. (Class A Stock)	17,469	9,994,539
Tencent Holdings Ltd. (China)	24,700	1,557,888
TripAdvisor, Inc.*	1,300	13,858

		39,599,789

IT Services 1.2%

Accenture PLC (Class A Stock)	21,800	4,322,722
Applied Digital Corp.*(a)	3,000	71,220
ASGN, Inc.*	4,200	162,582
BIPROGY, Inc. (Japan)	2,500	73,587
Capgemini SE (France)	3,510	414,175
CGI, Inc. (Canada)	6,400	467,889
Cognizant Technology Solutions Corp. (Class A Stock)	69,100	4,239,285
DXC Technology Co.*	11,200	140,784
Fastly, Inc. (Class A Stock)*	8,500	247,010
HCL Technologies Ltd. (India)	24,061	346,303
Infosys Ltd. (India)	30,569	412,310
International Business Machines Corp.	4,600	1,114,994
NEC Corp. (Japan)	10,400	258,784
Tata Consultancy Services Ltd. (India)	7,353	185,153
Wipro Ltd. (India)	121,400	244,416

		12,701,214

Leisure Products 0.0%

BRP, Inc.	900	64,697
Johnson Outdoors, Inc. (Class A Stock)	300	13,953
Polaris, Inc.	800	43,600
Roland Corp. (Japan)	5,300	130,122
Technogym SpA (Italy), 144A	6,291	127,076

		379,448

Life Sciences Tools & Services 0.4%

Adaptive Biotechnologies Corp.*	8,000	111,040
Danaher Corp.	17,800	3,374,880
SAI Life Sciences Ltd. (India), 144A*	16,222	167,477
Wuxi Biologics Cayman, Inc. (China), 144A*	38,500	165,569

		3,818,966

Machinery 1.8%

Astec Industries, Inc.	3,800	204,592
Atlas Copco AB (Sweden) (Class B Stock)	6,717	105,002
Atmus Filtration Technologies, Inc.	3,700	210,049
Caterpillar, Inc.	6,200	4,392,452
CECO Environmental Corp.*	200	11,916

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Crane Co.	16,300	$2,787,300
Cummins India Ltd. (India)	7,854	376,055
Cummins, Inc.	6,400	3,443,328
Deere & Co.	1,900	1,070,270
Douglas Dynamics, Inc.	2,600	109,434
Enpro, Inc.	1,250	313,312
Epiroc AB (Sweden) (Class B Stock)	1,729	37,038
ESCO Technologies, Inc.	1,490	419,241
Franklin Electric Co., Inc.	2,600	239,642
Helios Technologies, Inc.	900	58,239
Kennametal, Inc.	400	14,452
Konecranes OYJ (Finland)	7,677	251,965
Kubota Corp. (Japan)	19,400	310,889
Mitsubishi Heavy Industries Ltd. (Japan)	11,100	304,991
Mueller Water Products, Inc. (Class A Stock)	2,500	68,725
NSK Ltd. (Japan)	62,400	442,198
NTN Corp. (Japan)	161,000	333,693
Parker-Hannifin Corp.	700	626,668
Proto Labs, Inc.*	3,900	222,378
Sandvik AB (Sweden)	22,944	882,010
Sany Heavy Equipment International Holdings Co. Ltd. (China)	52,000	73,838
Schindler Holding AG (Switzerland)	100	31,495
SPX Technologies, Inc.*	540	107,968
Terex Corp.	1,200	70,920
Tsugami Corp. (Japan)	1,100	22,910
Wartsila OYJ Abp (Finland)	18,016	671,060
Worthington Enterprises, Inc.	2,700	140,778

		18,354,808

Marine Transportation 0.1%

AP Moller - Maersk A/S (Class A Stock)	11	26,934
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	40,000	76,171
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	64,000	403,709
Pangaea Logistics Solutions Ltd.	4,400	31,152
SITC International Holdings Co. Ltd. (China)	105,000	459,745
Wallenius Wilhelmsen ASA (Norway)	14,150	180,076

		1,177,787

Media 0.1%

AMC Networks, Inc. (Class A Stock)*	9,800	66,542
Future PLC (United Kingdom)	66,131	259,792
John Wiley & Sons, Inc. (Class A Stock)	1,700	64,770
Stagwell, Inc.*	10,000	62,900
Thryv Holdings, Inc.*	7,200	19,728
Versant Media Group, Inc.*	22,172	820,807

		1,294,539

Metals & Mining 1.1%

Agnico Eagle Mines Ltd. (Canada)	5,300	1,075,811
Alpha Metallurgical Resources, Inc.*	100	20,527
Barrick Mining Corp. (Canada)	24,500	1,001,240
BHP Group Ltd. (Australia)	8,287	299,845
Boliden AB (Sweden)*	6,256	327,951
China Gold International Resources Corp. Ltd. (China)	13,500	267,303
China Hongqiao Group Ltd. (China)	99,500	449,462
Coeur Mining, Inc.*	11,500	215,855
Commercial Metals Co.	5,550	340,937
Compass Minerals International, Inc.*	700	16,345
Constellium SE*	6,800	167,144

See Notes to Financial Statements.

PGIM Balanced Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Critical Metals Corp. (Austria)*(a)	1,700	$13,498
Fortescue Ltd. (Australia)	25,456	363,756
Freeport-McMoRan, Inc.	21,900	1,287,282
Gold Fields Ltd. (South Africa)	1,650	75,821
Kinross Gold Corp. (Canada)	29,400	898,844
Materion Corp.	1,200	173,580
Mitsubishi Materials Corp. (Japan)	1,800	56,723
Mitsui Kinzoku Co. Ltd. (Japan)	700	132,779
National Aluminium Co. Ltd. (India)	102,600	423,555
Newmont Corp.	10,400	1,125,800
Nucor Corp.	1,400	236,740
OceanaGold Corp. (Australia)	8,800	277,455
OR Royalties, Inc. (Canada)	600	22,847
Pan African Resources PLC (South Africa)	22,320	41,357
Pantoro Gold Ltd. (Australia)*	17,250	40,255
Perseus Mining Ltd. (Australia)	10,486	38,418
Polyus PJSC (Russia)*^	37,040	—
Regis Resources Ltd. (Australia)	10,608	50,280
Rio Tinto Ltd. (Australia)	1,285	145,993
Rio Tinto PLC (Australia)	6,923	642,272
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. (China) (Class A Stock)*	63,600	254,541
SSR Mining, Inc. (Canada)*	2,600	76,440
Warrior Met Coal, Inc.	3,300	307,395
Wheaton Precious Metals Corp. (Brazil)	1,000	131,263
Worthington Steel, Inc.	3,500	106,225
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	86,000	386,871

		11,492,410

Mortgage Real Estate Investment Trusts (REITs) 0.0%

Arbor Realty Trust, Inc.(a)	17,500	134,925
Franklin BSP Realty Trust, Inc.	7,300	61,977
Invesco Mortgage Capital, Inc.	6,200	50,096
KKR Real Estate Finance Trust, Inc.	10,700	65,484
Redwood Trust, Inc.	18,500	103,785
TPG Mortgage Investment Trust, Inc.	8,700	63,597

		479,864

Multi-Utilities 0.1%

Engie SA (France)	33,506	1,079,813

Office REITs 0.0%

Postal Realty Trust, Inc. (Class A Stock)	1,100	20,416

Oil, Gas & Consumable Fuels 2.4%

Aker BP ASA (Norway)	8,382	309,874
Antero Midstream Corp.	35,900	818,520
Ardmore Shipping Corp. (Ireland)	800	12,200
Bharat Petroleum Corp. Ltd. (India)	49,509	148,440
BKV Corp. (Thailand)*	5,400	154,008
BP PLC	21,615	169,176
California Resources Corp.	4,400	304,568
Chevron Corp.	19,725	4,081,103
ConocoPhillips	24,600	3,247,200
d’Amico International Shipping SA (Italy)	40,630	354,082
Devon Energy Corp.	15,200	764,864
ENEOS Holdings, Inc. (Japan)	82,200	740,633
Exxon Mobil Corp.	49,725	8,436,343
Friedrich Vorwerk Group SE (Germany)	3,703	306,389
Golar LNG Ltd. (Cameroon)	200	10,822
Great Eastern Shipping Co. Ltd. (The) (India)	5,180	77,905

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Indian Oil Corp. Ltd. (India)	370,532	$528,948
Inpex Corp. (Japan)	4,000	118,318
LUKOIL PJSC (Russia)*^	10,297	—
Marathon Petroleum Corp.	900	219,762
Neste OYJ (Finland)	1,105	35,910
Oil & Natural Gas Corp. Ltd. (India)	249,499	751,668
ORLEN SA (Poland)	3,262	118,196
Par Pacific Holdings, Inc.*	1,700	106,488
PBF Energy, Inc. (Class A Stock)	2,500	119,050
Peabody Energy Corp.	7,000	230,650
Petroleo Brasileiro SA (Brazil)	12,800	132,699
Rosneft Oil Co. PJSC (Russia)*^	31,520	—
SandRidge Energy, Inc.	3,300	53,823
SFL Corp. Ltd. (Norway)	5,400	58,266
Shell PLC	8,883	411,417
Suncor Energy, Inc. (Canada)	6,300	416,694
Talos Energy, Inc.*	6,200	97,712
TORM PLC (Switzerland) (Class A Stock)	2,325	66,356
TotalEnergies SE (France)	3,614	331,672
Uranium Energy Corp.*	4,500	60,750
Woodside Energy Group Ltd. (Australia)	14,282	339,019
World Kinect Corp.	6,449	148,778

		24,282,303

Paper & Forest Products 0.0%

Sylvamo Corp.	1,700	71,808

Passenger Airlines 0.1%

Eva Airways Corp. (Taiwan)	208,000	224,108
International Consolidated Airlines Group SA (United Kingdom)	94,316	447,653
Latam Airlines Group SA (Chile)	10,146,000	250,359
SkyWest, Inc.*	1,260	115,706

		1,037,826

Personal Care Products 0.1%

APR Corp. (South Korea)	1,719	392,223
Herbalife Ltd.*	5,000	73,600
MTG Co. Ltd. (Japan)	2,800	109,683
Nature’s Sunshine Products, Inc.*	1,100	26,389
Nu Skin Enterprises, Inc. (Class A Stock)	6,500	47,320

		649,215

Pharmaceuticals 2.5%

Acutaas Chemicals Ltd. (India)	9,275	252,784
Alumis, Inc.*	7,900	174,037
Amneal Pharmaceuticals, Inc.*	3,900	48,477
Astellas Pharma, Inc. (Japan)	54,500	888,449
AstraZeneca PLC (United Kingdom)	1,655	323,619
Axsome Therapeutics, Inc.*	800	135,216
Collegium Pharmaceutical, Inc.*	2,500	82,675
Eli Lilly & Co.	6,350	5,840,540
Enliven Therapeutics, Inc.*	300	11,760
Galderma Group AG (Switzerland)	1,934	380,096
H. Lundbeck A/S (Denmark)	20,125	126,023
Indivior Pharmaceuticals, Inc.*	2,400	73,152
Ipsen SA (France)	364	68,026
Johnson & Johnson	34,419	8,413,380
Ligand Pharmaceuticals, Inc.*	1,200	239,580
Liquidia Corp.*	1,200	45,288

See Notes to Financial Statements.

PGIM Balanced Fund 15

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Lupin Ltd. (India)	3,559	$88,078
Merck & Co., Inc.	12,000	1,443,480
Novartis AG	12,083	1,854,673
Perrigo Co. PLC	56,500	606,810
Pfizer, Inc.	50,100	1,406,808
Rapport Therapeutics, Inc.*	3,700	115,773
Roche Holding AG	4,481	1,788,326
Sandoz Group AG (Switzerland)	2,308	180,834
Sanofi SA	3,416	329,883
Sino Biopharmaceutical Ltd. (China)	110,000	83,569
Sun Pharmaceutical Industries Ltd. (India)	9,214	172,331
Takeda Pharmaceutical Co. Ltd. (Japan)	3,200	117,849
Terns Pharmaceuticals, Inc.*	2,600	137,072
Theravance Biopharma, Inc.*	4,700	76,281
Zydus Lifesciences Ltd. (India)	5,900	54,935

		25,559,804

Professional Services 0.4%

Alight, Inc. (Class A Stock)	156,100	90,959
CBIZ, Inc.*	4,500	120,825
Clarivate PLC*	577,600	1,461,328
Concentrix Corp.	34,800	952,128
Conduent, Inc.*	78,441	100,404
Huron Consulting Group, Inc.*	500	63,745
Kforce, Inc.	2,500	73,100
Korn Ferry	4,100	258,095
ManpowerGroup, Inc.	7,200	212,112
Planet Labs PBC*	800	22,360
Teleperformance SE (France)	6,238	366,563
TriNet Group, Inc.	1,800	65,574
TrueBlue, Inc.*	15,650	61,192
TTEC Holdings, Inc.*	11,150	27,875

		3,876,260

Real Estate Management & Development 0.3%

Compass, Inc. (Class A Stock)*	11,700	85,527
Cushman & Wakefield Ltd.*	16,300	199,838
Emaar Properties PJSC (United Arab Emirates)	222,191	727,106
Jones Lang LaSalle, Inc.*	4,800	1,460,736
Newmark Group, Inc. (Class A Stock)	9,600	143,904
St. Joe Co. (The)	3,600	226,080
Vonovia SE (Germany)	24,672	617,107

		3,460,298

Retail REITs 0.0%

CBL & Associates Properties, Inc.	900	34,587
Macerich Co. (The)	3,200	60,480
SITE Centers Corp.	2,400	12,960
Tanger, Inc.	400	13,592

		121,619

Semiconductors & Semiconductor Equipment 7.7%

Advantest Corp. (Japan)	6,600	910,844
Analog Devices, Inc.	7,600	2,417,864
Applied Materials, Inc.	10,200	3,486,258
ASE Technology Holding Co. Ltd. (Taiwan)	13,000	143,080
ASML Holding NV (Netherlands)	1,686	2,241,970
Broadcom, Inc.	38,850	12,024,463

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Credo Technology Group Holding Ltd.*	1,900	$178,353
Diodes, Inc.*	2,300	156,998
FormFactor, Inc.*	3,900	378,261
GigaDevice Semiconductor, Inc. (China) (Class A Stock)	1,700	60,674
Ichor Holdings Ltd.*	2,000	93,220
Kioxia Holdings Corp. (Japan)*	5,100	666,061
KLA Corp.	1,000	1,472,410
Kulicke & Soffa Industries, Inc. (Singapore)	2,300	151,156
Lam Research Corp.	29,100	6,217,506
Micron Technology, Inc.	11,300	3,817,592
NVIDIA Corp.	188,300	32,839,520
Photronics, Inc.*	6,800	274,788
QUALCOMM, Inc.	1,500	193,170
Rambus, Inc.*	1,500	129,045
Renesas Electronics Corp. (Japan)	12,800	183,005
SiTime Corp.*	350	120,872
SK hynix, Inc. (South Korea)	3,041	1,725,357
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	99,000	5,725,618
Teradyne, Inc.	10,900	3,231,414
Ultra Clean Holdings, Inc.*	2,600	161,668

		79,001,167

Software 3.1%

A10 Networks, Inc.	10,200	235,824
ACI Worldwide, Inc.*	6,800	278,868
Adobe, Inc.*	5,900	1,434,172
Autodesk, Inc.*	10,300	2,465,820
Blackbaud, Inc.*	200	7,722
Box, Inc. (Class A Stock)*	7,150	169,026
Clear Secure, Inc. (Class A Stock)	3,500	169,435
Freshworks, Inc. (Class A Stock)*	6,500	52,195
InterDigital, Inc.	150	45,300
LiveRamp Holdings, Inc.*	900	23,868
Microsoft Corp.	69,316	25,658,704
Mitek Systems, Inc.*	12,400	167,400
N-able, Inc.*	7,600	35,492
NCR Voyix Corp.*	7,100	44,943
Open Text Corp. (Canada)	6,400	142,621
Red Violet, Inc.*	700	24,220
Roper Technologies, Inc.	400	141,544
Salesforce, Inc.	2,700	504,009
SAP SE (Germany)	603	102,801
Sprinklr, Inc. (Class A Stock)*	20,200	121,200
Tenable Holdings, Inc.*	3,200	54,128
Teradata Corp.*	7,800	199,914
Workiva, Inc.*	2,900	172,927

		32,252,133

Specialized REITs 0.0%

Outfront Media, Inc.	10,100	267,650
Safehold, Inc.	2,600	35,178
VICI Properties, Inc.	5,100	139,332

		442,160

Specialty Retail 0.7%

Abercrombie & Fitch Co. (Class A Stock)*	2,000	182,740
American Eagle Outfitters, Inc.	11,000	183,700
Aritzia, Inc. (Canada)*	2,100	171,369
Asbury Automotive Group, Inc.*	730	142,649

See Notes to Financial Statements.

PGIM Balanced Fund 17

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

AutoNation, Inc.*	900	$175,734
Citi Trends, Inc.*	1,300	56,316
Currys PLC (United Kingdom)	32,375	53,614
Fast Retailing Co. Ltd. (Japan)	1,300	513,638
Group 1 Automotive, Inc.	550	181,847
Groupe Dynamite, Inc. (Canada)	7,300	401,917
Jarir Marketing Co. (Saudi Arabia)	36,200	136,436
National Vision Holdings, Inc.*	500	12,950
Petco Health & Wellness Co., Inc.*	5,600	15,568
Pop Mart International Group Ltd. (China), 144A	1,200	22,324
Ross Stores, Inc.	12,900	2,794,527
Sally Beauty Holdings, Inc.*	1,200	16,620
Thanga Mayil Jewellery Ltd. (India)	1,725	63,388
TJX Cos., Inc. (The)	14,100	2,251,770
United Electronics Co. (Saudi Arabia)	4,068	87,672
Urban Outfitters, Inc.*	900	57,015
Victoria’s Secret & Co.*	600	27,816

		7,549,610

Technology Hardware, Storage & Peripherals 3.7%

Apple, Inc.	123,754	31,407,528
Chenbro Micom Co. Ltd. (Taiwan)	1,000	28,009
Diebold Nixdorf, Inc.*	3,600	271,584
Samsung Electronics Co. Ltd. (South Korea)	22,018	2,575,256
Sandisk Corp.*	1,600	1,016,544
Western Digital Corp.	9,500	2,569,655
Xerox Holdings Corp.	13,400	17,286

		37,885,862

Textiles, Apparel & Luxury Goods 0.1%

Asics Corp. (Japan)	15,600	419,408
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	770	135,956
Kontoor Brands, Inc.	1,700	119,493
Movado Group, Inc.	3,100	75,702
OVS SpA (Italy), 144A	4,834	25,101
Titan Co. Ltd. (India)	616	25,874

		801,534

Tobacco 0.4%

Imperial Brands PLC (United Kingdom)	22,111	896,553
Philip Morris International, Inc.	13,500	2,232,090
Scandinavian Tobacco Group A/S (Denmark), 144A	25,568	269,316
Turning Point Brands, Inc.	600	52,074
Universal Corp.	3,200	168,640

		3,618,673

Trading Companies & Distributors 0.1%

AerCap Holdings NV (Ireland)	3,900	535,002
Diploma PLC (United Kingdom)	1,440	114,973
NPK International, Inc.*	20,300	294,147
Sumitomo Corp. (Japan)	11,700	437,803

		1,381,925

Transportation Infrastructure 0.1%

International Container Terminal Services, Inc. (Philippines)	62,460	708,131

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Water Utilities 0.0%

Consolidated Water Co., Ltd.	1,300	$43,056

Wireless Telecommunication Services 0.1%

Advanced Info Service PCL (Thailand)	21,000	239,698
Airtel Africa PLC (Nigeria), 144A	68,613	316,398
Digicel International Finance Ltd. (Jamaica)*(x)	11,557	223,437
Etihad Etisalat Co. (Saudi Arabia)	7,865	136,967
Vodafone Group PLC (United Kingdom)	92,055	138,852

		1,055,352

TOTAL COMMON STOCKS (cost $417,914,318)		607,198,767

PREFERRED STOCKS 0.2%

Banks 0.0%

Citigroup Capital XIII, 10.298%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	3,000	88,050

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 06/15/26(oo)	5,000	108,100

Oil, Gas & Consumable Fuels 0.1%

Petroleo Brasileiro SA (Brazil) (PRFC)	107,600	1,009,143

Technology Hardware, Storage & Peripherals 0.1%

Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,081	248,709

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	751	9,613

TOTAL PREFERRED STOCKS (cost $846,716)		1,463,615

	Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	9,592	—

	Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES 6.6%

Automobiles 0.3%

Avis Budget Rental Car Funding AESOP LLC,
Series 2024-01A, Class A, 144A	5.360%	06/20/30	400	408,787
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	179,797
Series 2021-02, Class D, 144A	2.600	05/15/34	300	295,547
Series 2023-01, Class C, 144A	5.580	08/15/35	500	508,288
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31	1,000	1,022,356
Series 2023-01A, Class C, 144A	6.140	02/14/31	400	409,193

				2,823,968

See Notes to Financial Statements.

PGIM Balanced Fund 19

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 4.1%

AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038%(c)	10/20/37		3,250	$3,251,414
CIFC Funding Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.912(c)	10/15/38		2,850	2,849,267
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.874(c)	05/22/32	EUR	644	744,950
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	644	735,467
Series 15A, Class ARR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.626(c)	02/26/39	EUR	2,000	2,311,700
Eldridge CLO Ltd.,
Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.939(c)	03/31/38		2,000	1,999,776
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	10/20/37		2,000	1,998,760
Empower CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	07/20/38		3,000	3,001,202
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.372(c)	01/15/38		1,750	1,752,101
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.574(c)	05/15/37	EUR	2,500	2,896,455
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.246(c)	07/20/38	EUR	2,000	2,300,948
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.928(c)	03/20/38		2,850	2,847,748
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.898(c)	10/20/38		2,000	1,998,924
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	03/15/38		2,000	2,000,542
St. Paul’s CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.827(c)	04/22/35	EUR	3,110	3,584,332
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.238(c)	07/20/37		2,000	2,000,761
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.666(c)	04/15/37	EUR	1,750	2,022,441
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A1R2, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.728(c)	01/25/35		3,700	3,692,798

					41,989,586

Consumer Loans 0.6%

Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33		1,000	1,006,057
Series 2025-02A, Class C, 144A	5.260	07/15/33		1,200	1,201,423
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A	4.520	12/27/60		351	350,641

GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59		36	36,867

Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		56	55,094

Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31		700	685,403

Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A	5.200	07/14/38		400	400,487

OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		239	235,880
Series 2022-02A, Class D, 144A	6.550	10/14/34		800	803,722
Series 2023-02A, Class C, 144A	6.740	09/15/36		200	205,367
Series 2023-02A, Class D, 144A	7.520	09/15/36		200	206,263

Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A	4.800	06/20/33		400	399,377

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Stream Innovations Issuer Trust,
Series 2025-01A, Class A, 144A	5.050%	09/15/45	365	$366,450
Series 2026-01A, Class A, 144A	4.780	08/15/46	400	396,951

				6,349,982

Equipment 0.3%

Capteris Equipment Finance LLC,
Series 2026-01A, Class B, 144A	4.950	09/20/33	500	500,308
Series 2026-01A, Class C, 144A	5.180	09/20/33	400	400,370
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class A2, 144A	5.163	12/20/55	500	497,682
PEAC Solutions Receivables LLC,
Series 2026-01A, Class B, 144A	4.750	07/20/33	600	598,610
VB-S1 Issuer LLC,
Series 2026-01A, Class C2, 144A	4.693	03/15/56	500	491,272

				2,488,242

Home Equity Loans 0.9%

BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	295	297,150
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	125	125,446
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	352	349,595
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	718	720,406
EFMT,
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	327	328,903
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	495	496,181
FIGRE Trust,
Series 2026-HE01, Class A, 144A	4.982(cc)	01/25/56	481	477,089
GS Mortgage-Backed Securities Trust,
Series 2026-CES01, Class A1, 144A	4.899(cc)	05/25/56	478	473,531
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.373(c)	03/20/54	121	120,899
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55	268	268,668
OBX Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.262(c)	02/25/55	541	541,926
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	148	149,232
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	306	305,533
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	287	287,929
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	352	353,426
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	397	398,113
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	694	696,625
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	404	404,519
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	132	132,330
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	51	51,552
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	49	49,291
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	166	167,776
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	488	487,363
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	500	498,497
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	282	282,522
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	305	306,223
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	411	411,332
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	372	374,553

				9,556,610

See Notes to Financial Statements.

PGIM Balanced Fund 21

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.4%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.022%(c)	10/16/28	600	$600,328
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	700	678,166
OnDeck Asset Securitization IV LLC,
Series 2025-02A, Class A, 144A	4.840	11/17/32	1,000	998,118
PK Alift Loan Funding 7 LP,
Series 2025-02, Class A, 144A	4.750	03/15/43	377	375,529
PK Alift Loan Funding 8 LP,
Series 2026-01, Class A, 144A	4.614	09/15/43	500	493,635
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27	600	601,092
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.773(c)	03/17/42	692	690,350

				4,437,218

Student Loans 0.0%

Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	26	25,970
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	47	46,257
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	107	104,350
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	160	154,257

				330,834

TOTAL ASSET-BACKED SECURITIES (cost $67,513,153)				67,976,440

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.0%

BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	985,593
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,659,803
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.594(cc)	02/15/50	40,575	139,959
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,335,582
Series 2020-C07, Class XB, IO	0.970(cc)	04/15/53	4,900	175,685
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,615,826
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,387,305
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,694,159
Series 2019-B15, Class A2	2.914	12/15/72	371	358,625
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,430,012
BMO Mortgage Trust,
Series 2023-C07, Class A2	6.770	12/15/56	1,772	1,831,620
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	5.984(c)	11/15/38	747	746,586
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.364(c)	08/15/41	694	694,451
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	5.736(c)	10/15/36	1,350	1,348,734
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.318(c)	10/18/42	415	414,640
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,117,571
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class A4	2.620	08/10/56	1,600	1,499,728
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,284,141

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338%	08/10/44	200	$208,474
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,000	22,120
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,465,027
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	723	711,881
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	4.852(cc)	08/10/41	1,100	1,106,469
GS Mortgage Securities Trust,
Series 2021-GSA03, Class XB, IO	0.614(cc)	12/15/54	35,000	1,122,432
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	5.287(c)	09/15/29	270	262,253
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	572	567,995
Series 2019-H06, Class A3	3.158	06/15/52	1,055	1,014,389
Series 2020-L04, Class A2	2.449	02/15/53	3,528	3,265,424
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	7.969(c)	03/15/39	500	499,895
NJ Trust,
Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	500	518,159
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	900	914,929
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	275	283,377
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	610	633,903
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	900	884,887
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,622,996
Series 2018-C09, Class A3	3.854	03/15/51	350	345,145
Series 2018-C14, Class A3	4.180	12/15/51	620	616,195
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3	2.674	07/15/48	420	419,194
Series 2016-NXS06, Class A3	2.642	11/15/49	393	392,664
Series 2017-C38, Class A4	3.190	07/15/50	581	573,890
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,042,498
Series 2018-C48, Class A4	4.037	01/15/52	1,546	1,528,046

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,280,032)				40,742,262

CORPORATE BONDS 13.4%

Aerospace & Defense 0.1%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.625	03/01/48	555	385,990
Sr. Unsec’d. Notes	5.705	05/01/40	175	175,299
Sr. Unsec’d. Notes	5.930	05/01/60	280	269,547
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	35	36,134
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	30	31,113
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A	4.600	03/16/33	185	182,776
Gtd. Notes, 144A	4.950	03/16/36	155	153,777
RTX Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	235	234,073

				1,468,709

Agriculture 0.2%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	106,822
Gtd. Notes	6.343	08/02/30	100	106,604

See Notes to Financial Statements.

PGIM Balanced Fund 23

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448%	03/16/28	1,410	$1,409,895
Gtd. Notes	5.931	02/02/29	30	31,134

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	750	753,455

				2,407,910

Airlines 0.1%

American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.575	07/15/29	115	113,510
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	148,764
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	260,896
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.000	10/11/27	39	38,566
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	185	181,521
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	58,818

				802,075

Auto Manufacturers 0.5%

BMW US Capital LLC (Germany),
Gtd. Notes, 144A	4.500	08/11/30	840	829,872
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	125	94,345
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	198,517
Sr. Unsec’d. Notes	2.900	02/16/28	425	408,036
Sr. Unsec’d. Notes	4.125	08/17/27	200	197,427
Sr. Unsec’d. Notes	7.350	03/06/30	385	406,226
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	10/15/28	2,305	2,184,613
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.400	06/23/32	480	488,008

				4,807,044

Auto Parts & Equipment 0.1%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	5.150	09/13/34	400	402,428
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,563
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	76,556
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	25	25,364
Sr. Sec’d. Notes, 144A	5.750	08/15/32	40	40,050
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	925	923,600

				1,493,561

Banks 3.2%

Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	586,748
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	419,894

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.593%(ff)	07/21/28	160	$158,310
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	206,268
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,825,725
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	113,402
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	348,553
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,076,426
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	610	611,948
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	719,901
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	621,844
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	200,303
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	208,738
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	165,551
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	806,995
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	252,805
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	286,985
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,492,777
Sr. Unsec’d. Notes	4.650	07/23/48	55	46,569
Sub. Notes	4.450	09/29/27	195	194,964
Deutsche Bank AG (Germany),
Sub. Notes	7.079(ff)	02/10/34	250	266,423
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	888,172
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	287,017
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	388,807
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	410,263
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,262,246
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	187,381
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	94,443
Sr. Unsec’d. Notes	5.541(ff)	01/21/47	220	209,537
Sub. Notes	6.750	10/01/37	275	296,475
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	5.279(ff)	03/10/37	540	529,143
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	5.420(ff)	03/23/37	540	536,973
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	1,003,358
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	339,107
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	108,601
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	448,821
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	141,444
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,582,570
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	84,976
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	250,300
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	468,533
Morgan Stanley,
Sr. Unsec’d. Notes	4.708(ff)	03/12/32	1,615	1,604,074
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	234,219
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	880,012
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,158,038
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	238,743
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	189,870
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	435,917
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	5.115(ff)	05/23/31	1,075	1,085,957

See Notes to Financial Statements.

PGIM Balanced Fund 25

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.954%(ff)	07/08/33	1,095	$1,089,675
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	453,655
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	370,898
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	744,899
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,440,174
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	948,428

				33,003,855

Beverages 0.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	146,167
Gtd. Notes	4.900	02/01/46	403	363,810

				509,977

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	355	350,332

Building Materials 0.1%

Griffon Corp.,
Gtd. Notes	5.750	03/01/28	425	422,763
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	160	108,604
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	142,299
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	20	20,315
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	283,244

				977,225

Chemicals 0.2%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	225	201,757
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	8.500	01/12/31	604	289,920
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	245	246,623
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	413	430,090
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	200	198,826
Gtd. Notes	6.500	09/27/28	200	201,814
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33	60	59,163

				1,628,193

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	125	112,224

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services 0.2%

DCLI Bidco LLC,
Second Mortgage, 144A	7.750%	11/15/29		190	$191,975
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	212,231
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000	10/15/37		20	22,805
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		130	128,114
Gtd. Notes, 144A	6.000	03/15/34		25	24,158
Johns Hopkins University (The),
Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	57,974
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56		270	183,795
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32		80	79,908
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52		279	188,083
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119		55	34,503
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	183,445
Gtd. Notes	3.875	02/15/31		62	58,309
Yale University,
Unsec’d. Notes, Series 2020	1.482	04/15/30		595	537,860

					1,903,160

Computers 0.0%

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30		200	164,982
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		131	140,218

					305,200

Diversified Financial Services 0.1%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28		320	333,311
Citadel Securities Global Holdings LLC,
Sr. Sec’d. Notes, 144A	5.125	01/27/32		335	332,345
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		350	332,752
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		325	308,229
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	207,068

					1,513,705

Electric 1.3%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26		335	335,167
Arizona Public Service Co.,
Sr. Unsec’d. Notes	5.700	08/15/34		1,290	1,336,420
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	5.950	05/15/37		120	126,139
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33		120	133,965
General Ref. Mortgage, Series Z	2.400	09/01/26		170	168,742

See Notes to Financial Statements.

PGIM Balanced Fund 27

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688%	05/15/29	440	$431,299
Commonwealth Edison Co.,
First Mortgage, Series 123	3.750	08/15/47	754	563,633
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	3.750	03/01/31	100	95,356
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	148,188
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	225,628
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	622	468,758
Duke Energy Carolinas LLC,
First Mortgage	6.050	04/15/38	55	58,557
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	210	208,570
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	135	137,453
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	385	384,287
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.500	07/12/31	1,190	1,055,207
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	201,563
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	450	471,879
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	312,341
Florida Power & Light Co.,
First Mortgage	5.950	10/01/33	45	47,982
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	30	33,000
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	315	288,124
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	230,300
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,129
Gtd. Notes, 144A	3.375	02/15/29	50	47,518
Gtd. Notes, 144A	3.625	02/15/31	150	138,530
Gtd. Notes, 144A	3.875	02/15/32	250	229,395
Gtd. Notes, 144A	5.250	06/15/29	225	223,022
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	80,999
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	119,297
Sr. Unsec’d. Notes	4.150	04/01/48	175	135,179
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	188,837
Sr. Sec’d. Notes	3.250	06/01/31	510	470,376
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55	50	50,281
Public Service Co. of Colorado,
First Mortgage	4.300	03/15/44	35	28,948
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	131,721
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	230	180,053
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	490	496,840
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	250	184,195
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,083,800

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		200	$200,101
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	655,353
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		150	161,491
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27		550	549,965
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30		190	196,055
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41		105	93,703

					13,158,346

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		30	29,810
Gtd. Notes, 144A	5.500	04/15/34		45	44,354

					74,164

Engineering & Construction 0.2%

AECOM,
Gtd. Notes, 144A	6.000	08/01/33		20	19,983
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	301,146
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	316,376
Jacobs Solutions, Inc.,
Gtd. Notes	4.750	03/03/31		570	561,924
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		85	87,785
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	166,180
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	199,370
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	166,504
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	332,360
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		80	73,784
Gtd. Notes, 144A	5.625	01/31/34		85	83,218

					2,308,630

Entertainment 0.1%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		325	312,757
Sr. Sec’d. Notes, 144A	7.000	02/15/30		375	379,891
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		200	194,073
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125	02/15/31		140	147,079

					1,033,800

Environmental Control 0.0%

GFL Environmental, Inc.,
Gtd. Notes, 144A	6.750	01/15/31		20	20,701

Foods 0.2%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		20	19,783

See Notes to Financial Statements.

PGIM Balanced Fund 29

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, (cont’d.)
Gtd. Notes, 144A	5.750%	03/31/34		35	$34,255
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		325	313,402
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	269	293,046
Sr. Sec’d. Notes	8.125	05/14/30	GBP	250	304,842
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	6.250	03/01/56		266	257,589
Sr. Unsec’d. Notes	6.500	12/01/52		260	261,701
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	71,681
Gtd. Notes, 144A	4.375	01/31/32		200	186,420

					1,742,719

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		350	351,430
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	542,151
Sr. Unsec’d. Notes	4.800	02/15/44		15	13,089
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		740	718,861

					1,625,531

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		400	387,125

Healthcare-Services 0.4%

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		200	192,293
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	74,659
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	39,413
Sr. Unsec’d. Notes	4.650	01/15/43		30	25,971
HCA, Inc.,
Gtd. Notes, MTN	7.750	07/15/36		400	455,828
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	114,057
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	360,785
Laboratory Corp. of America Holdings,
Gtd. Notes	4.350	04/01/30		1,110	1,100,520
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50		155	105,496
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31		1,155	1,028,896
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	177,509
Unsec’d. Notes, Series H	2.746	10/01/26		50	49,544
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		450	435,678
Sr. Sec’d. Notes, 144A	5.500	11/15/32		105	104,045

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750%	05/15/40	15	$10,896
Sr. Unsec’d. Notes	4.500	04/15/33	75	73,251

				4,348,841

Holding Companies-Diversified 0.1%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	760	738,803

Home Builders 0.2%

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	600	551,262
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	148,471
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	640,406
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	500,842
Gtd. Notes, 144A	5.750	11/15/32	30	30,077

				1,871,058

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	60	57,778
Sr. Unsec’d. Notes	6.625	05/15/32	25	23,898
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	225	209,301

				290,977

Insurance 0.2%

Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	100	103,819
Sr. Sec’d. Notes, 144A	8.375	02/01/34	140	136,364
CNA Financial Corp.,
Sr. Unsec’d. Notes	5.125	02/15/34	150	147,970
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.000	12/07/33	875	913,467
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	78,004
Gtd. Notes, 144A	3.951	10/15/50	180	130,299
Gtd. Notes, 144A	4.569	02/01/29	350	348,342
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	110	113,178
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	22,375
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	15	13,080

				2,006,898

Internet 0.3%

Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.550	03/13/33	380	376,325
Sr. Unsec’d. Notes	4.875	03/13/36	545	539,922

See Notes to Financial Statements.

PGIM Balanced Fund 31

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)

Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581%	05/30/49	1,625	$1,673,544
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	66	64,242

				2,654,033

Iron/Steel 0.0%

Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	175	181,781
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	95	95,000
Gtd. Notes, 144A	7.375	05/01/33	55	53,825
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	30	29,745
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	40	39,451
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	20	20,337
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	30	31,059

				451,198

Leisure Time 0.1%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	170	168,111
Sr. Sec’d. Notes, 144A	4.000	08/01/28	250	244,071
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	125	125,455

				537,637

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	300	272,566
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	558,961
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	823,652
MGM Resorts International,
Gtd. Notes	6.500	04/15/32	195	196,583

				1,851,762

Machinery-Diversified 0.0%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,948
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	125	130,106
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	89	89,246

				271,300

Media 0.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	375	369,939
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	100	90,977
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	120	96,529
Sr. Sec’d. Notes	6.384	10/23/35	110	111,980
Sr. Sec’d. Notes	6.484	10/23/45	172	158,431

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Comcast Corp.,
Gtd. Notes	3.969%	11/01/47		19	$13,990
Gtd. Notes	5.500	05/15/64		700	618,949
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34		1,380	1,324,772
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		100	89,366
Gtd. Notes	7.375	07/01/28		50	48,495
Gtd. Notes	7.750	07/01/26		475	473,703
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		400	412,088
Time Warner Cable LLC,
Sr. Sec’d. Notes	4.500	09/15/42		320	240,001
Sr. Sec’d. Notes	5.500	09/01/41		140	120,478
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		220	223,621
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	349,549

					4,742,868

Mining 0.1%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		225	222,362
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		75	74,437
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	199,026
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		35	33,150
Gtd. Notes, 144A	6.375	08/15/33		110	107,886
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes	7.500	07/27/35		95	108,210

					745,071

Miscellaneous Manufacturing 0.0%

Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29		450	446,312

Oil & Gas 0.7%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		450	410,397
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		79	92,175
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.500	02/15/37		950	1,007,795
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		190	171,374
ConocoPhillips Co.,
Gtd. Notes	3.758	03/15/42		150	120,905
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		355	359,995
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41		35	33,876
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		68	68,041
Sr. Unsec’d. Notes	8.625	01/19/29		525	554,059
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35		120	110,323

See Notes to Financial Statements.

PGIM Balanced Fund 33

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Expand Energy Corp.,
Gtd. Notes	4.750%	02/01/32		200	$194,884
Gtd. Notes, 144A	5.875	02/01/29		125	125,013
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	49,251
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		135	131,314
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	48,398
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	145,091
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)^	8.917(c)	09/30/29		54	53,243
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)^	8.917(c)	09/30/29		65	63,891
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)^	8.917(c)	09/30/29		54	53,243
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)^	8.917(c)	09/30/29		16	15,973
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		175	175,174
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	330	437,880
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.625	06/15/38		42	37,800
Gtd. Notes	6.700	02/16/32		768	751,680
Gtd. Notes	10.000	02/07/33		240	273,420
Gtd. Notes, MTN	6.750	09/21/47		29	23,155
Gtd. Notes, MTN	8.750	06/02/29		180	189,252
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26		360	358,898
SM Energy Co.,
Gtd. Notes, 144A	8.375	07/01/28		25	25,692
Gtd. Notes, 144A	8.625	11/01/30		75	78,999
Gtd. Notes, 144A	8.750	07/01/31		20	20,921
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		70	72,176
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	873,760

					7,128,048

Packaging & Containers 0.2%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32		780	724,262
Ball Corp.,
Gtd. Notes	2.875	08/15/30		175	159,277
Gtd. Notes	5.500	09/15/33		130	130,123
Gtd. Notes	6.000	06/15/29		250	254,059
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		200	187,085
Sr. Sec’d. Notes, 144A	6.750	04/15/32		75	70,947
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		25	25,383

					1,551,136

Pharmaceuticals 0.4%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		225	197,463
Sr. Unsec’d. Notes	4.700	05/14/45		740	659,495
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28		125	124,805
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28		150	126,696
Gtd. Notes, 144A	5.000	02/15/29		25	18,320

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc. (Canada), (cont’d.)
Gtd. Notes, 144A	5.250%	01/30/30	50	$32,662
Gtd. Notes, 144A	5.250	02/15/31	350	214,536
Gtd. Notes, 144A	6.250	02/15/29	50	37,500
Gtd. Notes, 144A	7.000	01/15/28	250	217,867
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	45,800
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	800	705,885
Sr. Unsec’d. Notes	4.300	03/25/28	359	357,793
Sr. Unsec’d. Notes	5.125	07/20/45	357	314,060
Sr. Unsec’d. Notes	5.300	12/05/43	45	40,880
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	163,250
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	250	187,788
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	800	642,770
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	40	26,190

				4,113,760

Pipelines 0.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	07/01/34	130	128,086
Gtd. Notes, 144A	6.625	02/01/32	70	71,646
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	342,606
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	10	8,520
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	608,835
Sr. Unsec’d. Notes	4.950	06/15/28	210	212,214
Sr. Unsec’d. Notes	5.000	05/15/50	170	140,968
Sr. Unsec’d. Notes	5.300	04/15/47	500	441,318
Sr. Unsec’d. Notes	6.400	12/01/30	30	32,060
Sr. Unsec’d. Notes	6.550	12/01/33	80	86,389
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	185	166,973
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	323,010
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	220	142,810
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	580,458
Sr. Unsec’d. Notes	4.500	04/15/38	175	157,467
Sr. Unsec’d. Notes	4.700	04/15/48	195	158,802
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,674
ONEOK Partners LP,
Gtd. Notes	6.200	09/15/43	205	204,754
ONEOK, Inc.,
Gtd. Notes	4.950	10/15/32	865	858,122
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	165	164,084
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	272,617
Gtd. Notes, 144A	6.000	12/31/30	125	124,176
Targa Resources Corp.,
Gtd. Notes	4.350	04/15/31	620	607,047
Gtd. Notes	4.900	09/15/30	100	100,885

See Notes to Financial Statements.

PGIM Balanced Fund 35

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29	30	$28,522
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	27,902
Sr. Sec’d. Notes, 144A	6.250	01/15/30	275	281,249
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	195	194,116
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	145	149,158
Sr. Sec’d. Notes, 144A	6.500	06/15/34	53	55,147
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,146,602
Sr. Unsec’d. Notes	5.300	03/01/48	20	16,901
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	192,753
Sr. Unsec’d. Notes	5.150	03/15/34	340	340,665
Sr. Unsec’d. Notes	5.400	03/04/44	175	162,947

				8,547,483

Real Estate 0.1%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	65	64,887
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	331,314
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	90	86,572
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	105	100,921

				583,694

Real Estate Investment Trusts (REITs) 0.7%

American Tower Corp.,
Sr. Unsec’d. Notes	1.875	10/15/30	620	547,345
Sr. Unsec’d. Notes	5.200	02/15/29	235	238,942
Brandywine Operating Partnership LP,
Gtd. Notes	4.550	10/01/29	450	410,478
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	345	335,581
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	44,295
Sr. Unsec’d. Notes	4.750	02/15/28	350	336,027
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	289,146
Gtd. Notes	5.250	12/15/32	950	956,086
Invitation Homes Operating Partnership LP,
Gtd. Notes(x)	4.950	01/15/33	980	956,831
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	25,377
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29	100	96,221
Realty Income Corp.,
Sr. Unsec’d. Notes	3.400	01/15/28	800	786,727
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	205	208,790
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	350	331,695
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	195	193,357

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Sun Communities Operating LP,
Gtd. Notes	2.700%	07/15/31		1,395	$1,248,674
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33		545	451,780

					7,457,352

Retail 0.3%

AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31		185	160,663
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	100	115,585
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	100	131,698
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		225	234,274
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	607,451
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	427,500
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34		345	341,135
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		225	214,391
QXO, Inc.,
Sr. Sec’d. Notes	4.750	12/31/79		370	370,000
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	04/01/32		100	102,414

					2,705,111

Semiconductors 0.2%

Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419	04/15/33		1,750	1,600,703
Sr. Unsec’d. Notes	4.900	07/15/32		380	383,422

					1,984,125

Software 0.2%

CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		105	99,863
Gtd. Notes, 144A	9.250	06/01/30		100	97,258
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	4.550	03/10/29		500	497,549
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28		620	628,941
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	7.250	07/01/33		35	36,249
Sr. Unsec’d. Notes, 144A	8.750	07/01/34		60	62,746
Oracle Corp.,
Sr. Unsec’d. Notes	6.550	02/04/46		105	98,031
Sr. Unsec’d. Notes	6.700	02/04/56		365	338,085
Sr. Unsec’d. Notes	6.850	02/04/66		130	119,352
Salesforce, Inc.,
Sr. Unsec’d. Notes	6.550	03/15/56		135	135,326
Sr. Unsec’d. Notes	6.700	03/15/66		95	96,459

					2,209,859

Telecommunications 0.7%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		1,240	1,083,501

See Notes to Financial Statements.

PGIM Balanced Fund 37

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.550%	12/01/33		129	$109,136
Sr. Unsec’d. Notes	3.550	09/15/55		115	74,773
Sr. Unsec’d. Notes	4.500	05/15/35		125	118,446
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31		130	132,380
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31		700	697,266
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		42	4
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		30	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		340	345,031
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29		600	648,000
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	200,563
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		95	99,101
Sr. Sec’d. Notes, 144A	6.875	06/30/33		140	142,557
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		300	356,985
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31		295	292,336
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	126	0
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,735,620
Gtd. Notes	2.625	02/15/29		275	261,443
Gtd. Notes	3.750	04/15/27		75	74,546
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32		65	66,109
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	5.401	07/02/37		4	3,985
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	300	370,754
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		60	62,846

					6,875,382

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	6.700	08/01/28		135	142,315
CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37		170	183,679
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	187,698
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		380	353,500
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		25	25,762
Gtd. Notes, 144A	7.125	02/01/32		80	82,546

					975,500

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.550%	05/01/28		485	$493,188
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		305	313,909

					807,097

TOTAL CORPORATE BONDS (cost $142,694,520)					137,529,491

FLOATING RATE AND OTHER LOANS 0.2%

Auto Parts & Equipment 0.0%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.418(c)	01/28/32		100	99,152

Diversified Financial Services 0.0%

HPS Specialty Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.668(c)	09/30/34		29	29,144
Term Loan, 3 Month SOFR + 3.200%^	6.868(c)	09/30/34		67	67,156
HPS Specialty Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.668(c)	09/30/34		44	43,715
Term Loan, 3 Month SOFR + 3.200%^	6.868(c)	09/30/34		101	100,733

					240,748

Education 0.1%
International Schools Partnership (United Kingdom),
Term Loan, 3 Month SOFR + 4.500%^	8.092(c)	07/06/31		343	341,452

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	12.000	01/02/28		38	6,278

Leisure Time 0.1%

ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 4.750%^	8.422(c)	07/09/32		120	117,732
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	375	428,026

					545,758

Media 0.0%

Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	8.782(c)	09/25/29		325	288,664

Metal Fabricate/Hardware 0.0%

Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 1 Month SOFR + 6.500%^	10.172(c)	04/23/30		198	198,495

Pharmaceuticals 0.0%

Golden State Buyer, Inc.,
Term Loan	— (p)	03/30/31		125	123,750

Software 0.0%

Meta CW GPU,
Term Loan	— (p)	03/31/32		148	148,033

See Notes to Financial Statements.

PGIM Balanced Fund 39

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications 0.0%

CloudHQ VA B1,
Term Loan, 1 Month SOFR + 2.250%^	5.950%(c)	01/29/30	189	$188,797

TOTAL FLOATING RATE AND OTHER LOANS (cost $2,148,820)				2,181,127

MUNICIPAL BONDS 0.2%

Alabama 0.0%

Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	34,733

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	229,860
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	242,324
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,242

				489,426

Illinois 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	160	175,210
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	87	88,693

				263,903

Michigan 0.1%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	310,810
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	338,386
Taxable, Revenue Bonds, Series B	2.437	04/01/40	215	161,383

				810,579

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	194,867

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	80	79,449

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	58,114

TOTAL MUNICIPAL BONDS (cost $2,161,978)				1,931,071

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.0%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	887	860,539
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	4.758(cc)	02/25/35	4	3,634
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5	6.447(cc)	02/25/37	4	4,095

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CIM Trust,
Series 2025-I01, Class A1, 144A	5.655%(cc)	10/25/69		347	$348,843
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70		517	518,772
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		414	415,777
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.912(c)	03/25/42		105	109,450
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.912(c)	03/25/42		90	93,416
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57		138	132,476
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		275	263,352
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		464	461,243
Series 2026-NQM01, Class A1, 144A	4.699(cc)	02/25/61		590	584,326
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.112(c)	04/25/34		42	42,323
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		378	378,664
Series 2025-NQM02, Class A1, 144A	5.596(cc)	06/25/70		657	659,709
Series 2026-INV02, Class A1, 144A	4.682(cc)	02/25/71		398	392,560
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42		452	453,185
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.662(c)	11/25/50		250	274,821
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.312(c)	01/25/34		21	21,104
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.062(c)	10/25/41		200	202,156
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.762(c)	09/25/41		300	301,021
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.012(c)	12/25/41		200	201,376
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.562(c)	04/25/42		100	101,791
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A	5.648(cc)	06/25/65		378	380,243
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		398	397,424
Series 2026-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.259(c)	03/25/66		500	500,000
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	6.178(cc)	07/25/35		1	1,351
Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		515	516,475
Series 2026-ACES01, Class A1, 144A	4.894(cc)	04/25/66		490	487,519
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.019(c)	01/24/63	EUR	238	275,066
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66		100	100,327
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		904	899,652
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	250,586
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		600	602,009
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.041(c)	05/26/66	EUR	325	375,044
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		2	2,286
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM03, Class A1, 144A	5.209(cc)	03/25/71		500	498,529
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.543(c)	01/25/48		33	32,502
Series 2025-NQM04, Class A1, 144A	5.350(cc)	07/25/65		433	433,027
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.562(c)	04/25/34		75	75,018
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	4.443(c)	06/25/57		29	28,756
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		238	238,939
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		493	494,283
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		935	937,455
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65		295	293,015

See Notes to Financial Statements.

PGIM Balanced Fund 41

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.162%(c)	05/25/33		919	$924,303
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.010(c)	03/29/27		588	590,928
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		424	400,184
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		507	507,095
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/64		625	611,920
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		551	537,975
PRPM Trust,
Series 2025-NQM04, Class A1, 144A	4.980(cc)	07/25/70		551	547,626
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.362(c)	11/25/31		53	53,660
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.362(c)	07/25/33		22	22,476
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		505	507,745
Series 2026-NQM02, Class A1, 144A	4.704(cc)	01/25/66		589	582,513
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	5.939(cc)	02/25/34		6	5,787
Verus Securitization Trust,
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		274	272,737
Series 2026-01, Class A1, 144A	4.863(cc)	01/25/71		395	393,138
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67		294	291,386

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $20,836,235)					20,893,612

SOVEREIGN BONDS 0.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	230	218,155
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		670	561,262
Sr. Unsec’d. Notes	1.000	07/09/29		734	644,157
Sr. Unsec’d. Notes	5.000	01/09/38		89	67,469
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	180,812
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	6.250	05/22/36		620	608,545
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	660	746,841
Sr. Unsec’d. Notes	4.500	03/15/29		410	396,470
Sr. Unsec’d. Notes	5.375	01/21/29		200	198,500
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	435,600
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	6.900	07/31/30		180	175,140
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		800	785,400
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	197,600
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28		370	364,472
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	300	321,789
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	227,775
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	703	792,655
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		300	262,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36		200	211,006
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	99,617
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	370	399,064
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		400	398,300

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	684	$719,827
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	94,021
Sr. Unsec’d. Notes	6.250	05/26/28		200	203,600
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	203,600

TOTAL SOVEREIGN BONDS (cost $9,456,538)					9,514,177

U.S. GOVERNMENT AGENCY OBLIGATIONS 4.9%
Federal Home Loan Bank	5.500	07/15/36		135	146,586
Federal Home Loan Mortgage Corp.	2.000	12/01/50		419	341,078
Federal Home Loan Mortgage Corp.	2.500	09/01/46		313	269,621
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,597	1,357,240
Federal Home Loan Mortgage Corp.	2.500	05/01/51		348	295,270
Federal Home Loan Mortgage Corp.	2.500	07/01/51		680	575,789
Federal Home Loan Mortgage Corp.	2.500	07/01/51		877	744,018
Federal Home Loan Mortgage Corp.	2.500	08/01/51		504	432,918
Federal Home Loan Mortgage Corp.	2.500	01/01/52		426	365,404
Federal Home Loan Mortgage Corp.	2.500	04/01/52		436	374,963
Federal Home Loan Mortgage Corp.	3.000	07/01/51		312	275,351
Federal Home Loan Mortgage Corp.	3.000	11/01/51		455	402,091
Federal Home Loan Mortgage Corp.	3.000	01/01/52		991	885,566
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,561	1,375,666
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,472	1,296,009
Federal Home Loan Mortgage Corp.	3.500	03/01/52		1,151	1,062,554
Federal Home Loan Mortgage Corp.	5.000	04/01/34		4	3,655
Federal Home Loan Mortgage Corp.	5.000	05/01/34		8	8,176
Federal Home Loan Mortgage Corp.	5.000	10/01/35		12	11,619
Federal Home Loan Mortgage Corp.	5.000	11/01/41		96	97,360
Federal Home Loan Mortgage Corp.	5.500	12/01/33		8	7,780
Federal Home Loan Mortgage Corp.	5.500	05/01/34		1	1,284
Federal Home Loan Mortgage Corp.	5.500	07/01/34		18	18,167
Federal Home Loan Mortgage Corp.	5.500	05/01/37		3	3,272
Federal Home Loan Mortgage Corp.	5.500	10/01/37		6	5,902
Federal Home Loan Mortgage Corp.	5.500	01/01/55		1,703	1,711,137
Federal Home Loan Mortgage Corp.	6.000	01/01/34		10	10,157
Federal Home Loan Mortgage Corp.	6.000	11/01/52		558	572,371
Federal Home Loan Mortgage Corp.	6.000	12/01/52		434	445,224
Federal Home Loan Mortgage Corp.	7.000	05/01/32		3	2,727
Federal National Mortgage Assoc.	2.000	06/01/50		1,459	1,189,415
Federal National Mortgage Assoc.	2.000	08/01/50		546	443,714
Federal National Mortgage Assoc.	2.000	10/01/50		489	398,336
Federal National Mortgage Assoc.	2.000	11/01/50		2,458	2,002,005
Federal National Mortgage Assoc.	2.000	01/01/51		155	125,786
Federal National Mortgage Assoc.	2.500	03/01/51		882	749,173
Federal National Mortgage Assoc.	2.500	07/01/51		1,921	1,629,356
Federal National Mortgage Assoc.	2.500	12/01/51		470	398,400
Federal National Mortgage Assoc.	2.500	02/01/52		398	341,509
Federal National Mortgage Assoc.	2.500	03/01/52		532	457,599
Federal National Mortgage Assoc.	3.000	06/01/51		106	93,662
Federal National Mortgage Assoc.	3.000	12/01/51		1,196	1,058,561
Federal National Mortgage Assoc.	3.000	02/01/52		354	312,027
Federal National Mortgage Assoc.(k)	3.000	03/01/52		2,215	1,950,281
Federal National Mortgage Assoc.	3.500	01/01/52		313	289,002
Federal National Mortgage Assoc.	3.500	02/01/52		956	883,131
Federal National Mortgage Assoc.	4.000	04/01/52		1,393	1,315,368
Federal National Mortgage Assoc.	4.500	08/01/40		31	30,678
Federal National Mortgage Assoc.	4.500	02/01/44		43	42,349
Federal National Mortgage Assoc.	4.500	08/01/44		102	100,655
Federal National Mortgage Assoc.	4.500	01/01/45		80	79,089
Federal National Mortgage Assoc.	4.500	05/01/52		365	354,255
Federal National Mortgage Assoc.	5.000	TBA		1,000	986,127

See Notes to Financial Statements.

PGIM Balanced Fund 43

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	07/01/35	8		$7,944
Federal National Mortgage Assoc.	5.000	02/01/36	16		16,375
Federal National Mortgage Assoc.	5.000	06/01/52	327		323,934
Federal National Mortgage Assoc.	5.000	07/01/52	2,115		2,096,563
Federal National Mortgage Assoc.	5.000	08/01/52	588		582,487
Federal National Mortgage Assoc.	5.000	12/01/54	1,014		1,001,203
Federal National Mortgage Assoc.	5.000	01/01/55	469		462,884
Federal National Mortgage Assoc.	5.500	TBA	4,000		4,018,424
Federal National Mortgage Assoc.	5.500	06/01/33	3		2,877
Federal National Mortgage Assoc.	5.500	08/01/33	7		7,032
Federal National Mortgage Assoc.	5.500	09/01/33	5		5,414
Federal National Mortgage Assoc.	5.500	09/01/33	14		14,619
Federal National Mortgage Assoc.	5.500	01/01/34	5		5,281
Federal National Mortgage Assoc.	5.500	01/01/34	6		6,565
Federal National Mortgage Assoc.	5.500	07/01/34	12		12,408
Federal National Mortgage Assoc.	5.500	08/01/52	224		225,873
Federal National Mortgage Assoc.	5.500	11/01/52	2,975		3,008,383
Federal National Mortgage Assoc.	5.500	12/01/54	445		447,711
Federal National Mortgage Assoc.	6.000	01/01/34	2		2,222
Federal National Mortgage Assoc.	6.000	01/01/34	52		52,981
Federal National Mortgage Assoc.	6.000	02/01/34	3		3,305
Federal National Mortgage Assoc.	6.000	10/01/34	3		3,185
Federal National Mortgage Assoc.	6.000	11/01/34	4		4,318
Federal National Mortgage Assoc.	6.000	11/01/34	12		12,358
Federal National Mortgage Assoc.	6.000	11/01/34	12		12,402
Federal National Mortgage Assoc.	6.000	01/01/35	25		25,980
Federal National Mortgage Assoc.	6.000	02/01/35	16		16,482
Federal National Mortgage Assoc.	6.000	08/01/36	4		4,204
Federal National Mortgage Assoc.	6.000	08/01/38	2		1,680
Federal National Mortgage Assoc.	6.000	11/01/52	704		722,310
Federal National Mortgage Assoc.	6.000	12/01/52	154		158,003
Federal National Mortgage Assoc.	6.000	04/01/53	302		309,583
Federal National Mortgage Assoc.	6.500	07/01/29	1		657
Federal National Mortgage Assoc.	6.500	07/01/32	6		6,002
Federal National Mortgage Assoc.	6.500	04/01/33	3		3,239
Federal National Mortgage Assoc.	6.500	01/01/34	3		3,200
Federal National Mortgage Assoc.	6.500	10/01/36	6		6,319
Federal National Mortgage Assoc.	6.500	09/01/37	25		26,435
Federal National Mortgage Assoc.	6.500	10/01/37	21		22,394
Federal National Mortgage Assoc.	6.500	01/01/53	64		65,834
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200		222,224
Federal National Mortgage Assoc.	7.000	06/01/32	3		2,892
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		502,620
Federal National Mortgage Assoc.	7.500	09/01/30	—(r	)	229
Federal National Mortgage Assoc.	8.500	02/01/28	—(r	)	39
Government National Mortgage Assoc.	2.500	09/20/50	781		673,039
Government National Mortgage Assoc.	3.000	09/20/43	72		65,862
Government National Mortgage Assoc.	3.000	01/20/44	23		20,681
Government National Mortgage Assoc.	3.000	03/15/45	47		41,852
Government National Mortgage Assoc.	3.000	05/20/45	68		61,997
Government National Mortgage Assoc.	3.000	08/20/45	129		116,473
Government National Mortgage Assoc.	3.000	06/20/46	136		123,552
Government National Mortgage Assoc.	3.000	03/20/47	78		70,150
Government National Mortgage Assoc.	3.000	12/20/48	387		349,837
Government National Mortgage Assoc.(k)	3.500	12/20/51	1,729		1,601,768
Government National Mortgage Assoc.	3.500	01/20/52	803		743,240
Government National Mortgage Assoc.	3.500	03/20/52	454		419,564
Government National Mortgage Assoc.	3.500	04/20/52	491		454,741
Government National Mortgage Assoc.	4.000	03/20/52	85		80,470
Government National Mortgage Assoc.	4.000	04/20/52	656		619,881
Government National Mortgage Assoc.	5.000	10/20/37	6		6,442
Government National Mortgage Assoc.	5.000	04/20/45	33		32,956

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.000%	09/20/52	373		$371,600
Government National Mortgage Assoc.	5.000	11/20/54	648		642,714
Government National Mortgage Assoc.	5.500	07/15/33	6		6,246
Government National Mortgage Assoc.	5.500	09/15/34	60		60,351
Government National Mortgage Assoc.	5.500	01/15/36	20		20,855
Government National Mortgage Assoc.	5.500	11/20/52	381		387,352
Government National Mortgage Assoc.	5.500	04/20/55	185		186,527
Government National Mortgage Assoc.	6.000	02/20/53	292		298,763
Government National Mortgage Assoc.	6.000	06/20/53	266		272,100
Government National Mortgage Assoc.	6.500	07/15/32	1		553
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	144
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	430
Government National Mortgage Assoc.	6.500	08/15/32	1		710
Government National Mortgage Assoc.	6.500	08/15/32	3		3,390
Government National Mortgage Assoc.	7.000	05/15/31	1		1,294
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		100,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $51,444,075)					50,602,597

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds	1.875	02/15/51	1,825		1,013,160
U.S. Treasury Bonds	2.000	08/15/51	4,275		2,433,410
U.S. Treasury Bonds	2.375	02/15/42	4,310		3,140,912
U.S. Treasury Bonds	2.375	05/15/51	20,810		13,016,005
U.S. Treasury Bonds	3.625	02/15/44	4,300		3,652,312
U.S. Treasury Bonds	4.000	11/15/42	2,585		2,339,425
U.S. Treasury Bonds	4.125	08/15/44	5,965		5,410,441
U.S. Treasury Bonds	4.500	02/15/44	5,405		5,167,687
U.S. Treasury Bonds	4.625	05/15/44	6,670		6,468,858
U.S. Treasury Bonds	4.625	11/15/44	2,945		2,849,287
U.S. Treasury Bonds	4.625	11/15/45	2,310		2,228,067
U.S. Treasury Bonds(k)	4.750	11/15/43	220		217,319
U.S. Treasury Bonds	4.875	08/15/45	870		867,281
U.S. Treasury Bonds	5.000	05/15/45	1,300		1,317,063
U.S. Treasury Strips Coupon(k)	2.165(s)	11/15/43	5,955		2,429,668
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	515		216,445
U.S. Treasury Strips Coupon(k)	2.450(s)	02/15/45	90		34,211
U.S. Treasury Strips Coupon(k)	3.934(s)	11/15/41	645		296,621
U.S. Treasury Strips Coupon(k)	4.002(s)	05/15/41	30		14,215
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	60		18,802
U.S. Treasury Strips Coupon(k)	4.684(s)	11/15/42	735		318,131
U.S. Treasury Strips Coupon	4.686(s)	11/15/40	2,835		1,385,042
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	170		52,578
U.S. Treasury Strips Coupon(k)	4.928(s)	11/15/45	55		20,067
U.S. Treasury Strips Coupon(k)	5.020(s)	05/15/44	35		13,883

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,960,530)					54,920,890

OPTION PURCHASED*~ 0.0% (cost $3,334)					5,793

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 98.1% (cost $825,920,492)					1,005,441,637

OPTIONS WRITTEN*~ (0.0)% (premiums received $0)					(2,778)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 98.1% (cost $825,920,492)					1,005,438,859

See Notes to Financial Statements.

PGIM Balanced Fund 45

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description			Shares	Value

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wa)			15,282,996	$15,282,996
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $180,420; includes $180,109 of cash collateral for securities on loan)(b)(wa)			180,565	180,439

TOTAL AFFILIATED MUTUAL FUNDS (cost $15,463,416)				15,463,435

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $1,166,142)	3.609%	06/16/26	1,175	1,166,062

OPTIONS PURCHASED*~ 0.0% (cost $176,700)				200,859

TOTAL SHORT-TERM INVESTMENTS (cost $16,806,258)				16,830,356

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 99.7% (cost $842,726,750)				1,022,269,215

OPTIONS WRITTEN*~ (0.0)% (premiums received $208,291)				(308,979)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 99.7% (cost $842,518,459)				1,021,960,236
Other assets in excess of liabilities(z) 0.3%				2,872,790

NET ASSETS 100.0%				$1,024,833,026

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

See Notes to Financial Statements.

46

ADR—American Depositary Receipt

BABs—Build America Bonds

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

CORRA—Canadian Overnight Repo Rate Average

DAC—Designated Activity Company

DB—Deutsche Bank AG

EAFE—Europe, Australasia, Far East

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

ING—ING Financial Markets LLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSCI—Morgan Stanley Capital International

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

USOIS—United States Overnight Index Swap

UTS—Unit Trust Security

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,713,333 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,060; cash collateral of $180,109 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

PGIM Balanced Fund 47

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Diamond Sports Group LLC*	01/02/25	$13,433	$964	0.0%

Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	4	4	0.0

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	3	—	0.0

Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	2,640	9,613	0.0

Digicel International Finance Ltd. (Jamaica)*	01/29/24-03/12/25	13,986	223,437	0.0

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	340,000	345,031	0.0

Invitation Homes Operating Partnership LP, Gtd. Notes, 4.950%, 01/15/33	08/12/25	974,926	956,831	0.1

Total		$1,344,992	$1,535,880	0.1%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at March 31, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $240,859)^	241	$240,859	$—	$—

CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $61,942)^	62	61,942	—	—

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $7,748)^	8	7,717	—	(31)

ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $12,914)^	13	12,861	—	(53)

Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $300,000)^	300	300,750	750	—

HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $80,145)^	80	80,145	—	—

HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $193,792)^	194	193,792	—	—

HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $120,218)^	120	120,218	—	—

HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $290,688)^	291	290,688	—	—

Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $851,967)	852	851,967	—	—

		$2,160,939	$750	$(84)

Unfunded preferred stock commitment outstanding at March 31, 2026:

Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation

QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $190,000)^	19	$190,000	$—	$—

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		3,757	$—

2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		7,515	—

Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00	—	EUR	214	1

Currency Option EUR vs USD	Call	MSI	04/14/26	1.25	—	EUR	429	1

Currency Option USD vs BRL	Call	DB	04/01/26	5.45	—		250	—

Currency Option USD vs BRL	Call	CITI	04/01/26	7.00	—		250	—

Currency Option USD vs BRL	Call	CITI	04/09/26	6.50	—		248	1

Currency Option USD vs CNH	Call	CITI	06/17/26	6.85	—		986	6,617

See Notes to Financial Statements.

48

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00	—	248	$—

Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00	—	244	8

Currency Option USD vs INR	Call	MSI	04/21/26	93.00	—	493	7,083

Currency Option USD vs INR	Call	MSI	04/21/26	94.25	—	493	3,727

Currency Option USD vs INR	Call	CITI	05/04/26	110.00	—	243	12

Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00	—	496	26

Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00	—	813	117

Currency Option USD vs MXN	Call	CITI	04/23/26	23.00	—	245	14

Currency Option USD vs MXN	Call	MSI	04/23/26	23.00	—	244	14

Currency Option USD vs PLN	Call	MSI	06/11/26	3.76	—	495	6,243

Currency Option USD vs TRY	Call	BOA	04/10/26	99.00	—	496	42

Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00	—	250	—

Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00	—	489	18

Currency Option USD vs BRL	Put	CITI	04/14/26	4.60	—	246	—

Currency Option USD vs BRL	Put	CITI	04/16/26	4.60	—	246	—

Currency Option USD vs BRL	Put	MSI	04/22/26	4.60	—	246	1

Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00	—	245	—

Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00	—	734	9

Currency Option USD vs CZK	Put	MSI	05/04/26	19.00	—	243	1

Currency Option USD vs HUF	Put	CITI	06/11/26	260.00	—	495	7

Currency Option USD vs INR	Put	CITI	04/07/26	85.00	—	375	—

Currency Option USD vs INR	Put	MSI	04/21/26	88.00	—	493	13

Currency Option USD vs INR	Put	MSI	04/21/26	88.00	—	493	13

Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00	—	813	1,423

Currency Option USD vs MXN	Put	MSI	04/16/26	16.00	—	491	—

Currency Option USD vs MXN	Put	CITI	04/28/26	16.00	—	243	—

Currency Option USD vs MXN	Put	MSI	04/28/26	16.00	—	245	—

Currency Option USD vs THB	Put	MSI	04/16/26	29.00	—	246	—

Currency Option USD vs TRY	Put	BARC	04/24/26	46.00	—	244	3,947

Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—	364	16,871

Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—	364	16,871

Total OTC Traded (cost $103,069)							$63,080

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	2,520	$5,793

5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		738	3,739

1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	2,865	8,672

1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	2,865	16

1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		4,230	11,739

1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		4,230	10

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		10,700	108,964

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		10,700	96

5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		738	4,543

Total OTC Swaptions (cost $76,965)									$143,572

Total Options Purchased (cost $180,034)									$206,652

See Notes to Financial Statements.

PGIM Balanced Fund 49

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00	—	EUR	214	$(1,596)

Currency Option EUR vs USD	Call	MSI	04/14/26	1.17	—	EUR	429	(1,361)

Currency Option USD vs BRL	Call	CITI	04/01/26	5.45	—		250	—

Currency Option USD vs BRL	Call	CITI	04/09/26	5.29	—		248	(890)

Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00	—		248	(191)

Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00	—		244	(1,329)

Currency Option USD vs INR	Call	MSI	04/21/26	94.00	—		493	(4,258)

Currency Option USD vs INR	Call	MSI	04/21/26	96.00	—		493	(1,460)

Currency Option USD vs INR	Call	CITI	05/04/26	95.60	—		243	(1,378)

Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00	—		496	(10,821)

Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00	—		813	(23,808)

Currency Option USD vs MXN	Call	MSI	04/23/26	17.85	—		244	(3,939)

Currency Option USD vs MXN	Call	CITI	04/23/26	18.25	—		245	(1,994)

Currency Option USD vs TRY	Call	BOA	04/10/26	45.50	—		496	(2,558)

Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00	—		489	(1,875)

Currency Option USD vs BRL	Put	CITI	04/14/26	5.12	—		246	(899)

Currency Option USD vs BRL	Put	CITI	04/16/26	5.15	—		246	(1,470)

Currency Option USD vs BRL	Put	MSI	04/22/26	5.25	—		246	(4,431)

Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00	—		245	(3,096)

Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00	—		734	(8,752)

Currency Option USD vs CZK	Put	MSI	05/04/26	21.40	—		243	(3,583)

Currency Option USD vs HUF	Put	CITI	06/11/26	320.00	—		495	(5,407)

Currency Option USD vs INR	Put	CITI	04/07/26	91.25	—		375	(76)

Currency Option USD vs INR	Put	MSI	04/21/26	92.50	—		493	(1,343)

Currency Option USD vs INR	Put	MSI	04/21/26	93.50	—		493	(3,179)

Currency Option USD vs MXN	Put	MSI	04/16/26	17.70	—		491	(1,988)

Currency Option USD vs MXN	Put	MSI	04/28/26	17.70	—		245	(1,581)

Currency Option USD vs MXN	Put	CITI	04/28/26	18.00	—		243	(3,595)

Currency Option USD vs THB	Put	MSI	04/16/26	32.15	—		246	(1,118)

Currency Option USD vs TRY	Put	BOA	10/22/26	48.00	—		364	(1,612)

Currency Option USD vs TRY	Put	CITI	10/22/26	48.00	—		364	(1,612)

Total OTC Traded (premiums received $95,047)								$(101,200)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	2,520	$(2,778)

5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		738	(2,290)

1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	5,730	(8,720)

1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		8,460	(12,676)

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		10,700	(73,418)

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		10,700	(53,963)

5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		738	(7,082)

CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		4,160	(1,982)

CDX.NA.IG.45.V1, 12/20/30	Put	BARC	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		11,560	(3,675)

CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		8,500	(12,434)

See Notes to Financial Statements.

50

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	21,560	$(31,539)

Total OTC Swaptions (premiums received $113,244)								$(210,557)

Total Options Written (premiums received $208,291)								$(311,757)

Futures contracts outstanding at March 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
286	5 Year U.S. Treasury Notes	Jun. 2026	$30,939,391	$(409,013)
14	10 Year Australian Treasury Bonds	Jun. 2026	1,040,826	(4,248)
6	10 Year Euro-Bund	Jun. 2026	869,592	(24,278)
234	10 Year U.S. Treasury Notes	Jun. 2026	25,984,970	(305,849)
226	10 Year U.S. Ultra Treasury Notes	Jun. 2026	25,654,532	(530,486)
15	20 Year U.S. Treasury Bonds	Jun. 2026	1,708,125	(19,857)
29	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	3,380,313	9,056
16	Mini MSCI EAFE Index	Jun. 2026	2,320,880	(34,882)
16	Mini MSCI Emerging Markets Index	Jun. 2026	1,163,680	(43,002)
8	Russell 2000 E-Mini Index	Jun. 2026	1,004,880	(3,321)
31	S&P 500 E-Mini Index	Jun. 2026	10,184,663	(220,793)

				(1,586,673)

Short Positions:
54	2 Year U.S. Treasury Notes	Jun. 2026	11,202,047	80,318
11	5 Year Euro-Bobl	Jun. 2026	1,467,617	31,544
3	Euro Schatz Index	Jun. 2026	366,693	4,124

				115,986

				$(1,470,687)

Bond forward contracts outstanding at March 31, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contracts:
U.S. Treasury Bond
4.500%, 02/15/44	JPM	07/13/26	3,400	$96.56	$3,283,076	$3,244,283	$—	$(38,793)
4.625%, 05/15/44	CITI	07/14/26	1,765	$98.37	1,736,169	1,707,846	—	(28,323)

					$5,019,245	$4,952,129	$—	$(67,116)

Forward foreign currency exchange contracts outstanding at March 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/26	GSI	BRL	8,791	$1,692,815	$1,696,625	$3,810	$—
Expiring 05/05/26	DB	BRL	3,737	709,442	716,453	7,011	—
Expiring 05/05/26	DB	BRL	1,301	245,000	249,488	4,488	—
Expiring 05/05/26	RBC	BRL	3,737	710,643	716,453	5,810	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	233,094	250,000	251,819	1,819	—

See Notes to Financial Statements.

PGIM Balanced Fund 51

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	881	$128,000	$128,550	$550	$—
Expiring 06/17/26	HSBC	CNH	1,054	154,000	153,794	—	(206)
Colombian Peso,
Expiring 06/17/26	BOA	COP	925,238	245,000	247,353	2,353	—
Expiring 06/17/26	JPM	COP	1,644,951	430,773	439,762	8,989	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	5,571	271,000	262,451	—	(8,549)
Expiring 04/22/26	BOA	CZK	3,989	191,000	187,915	—	(3,085)
Expiring 04/22/26	GSI	CZK	3,743	182,000	176,324	—	(5,676)
Expiring 04/22/26	JPM	CZK	5,543	270,000	261,108	—	(8,892)
Euro,
Expiring 04/22/26	MSI	EUR	475	572,201	550,117	—	(22,084)
Expiring 04/22/26	SCB	EUR	474	559,602	548,345	—	(11,257)
Indian Rupee,
Expiring 06/17/26	CITI	INR	9,440	101,340	99,451	—	(1,889)
Expiring 06/17/26	HSBC	INR	14,212	148,000	149,728	1,728	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	4,375	248,000	242,480	—	(5,520)
Expiring 06/17/26	JPM	MXN	7,389	418,435	409,509	—	(8,926)
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	19,124	600,981	595,059	—	(5,922)
Expiring 06/17/26	MSI	TWD	8,168	257,000	254,160	—	(2,840)
Expiring 06/17/26	SCB	TWD	11,904	374,000	370,401	—	(3,599)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	10,010	167,000	164,326	—	(2,674)
Expiring 06/17/26	HSBC	PHP	24,288	403,000	398,723	—	(4,277)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	1,163	327,600	313,236	—	(14,364)
Expiring 04/22/26	TD	PLN	501	140,400	134,835	—	(5,565)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	203	160,000	158,708	—	(1,292)
South African Rand,
Expiring 06/17/26	BARC	ZAR	3,968	232,787	233,116	329	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	163,596	111,353	108,996	—	(2,357)
Thai Baht,
Expiring 06/17/26	GSI	THB	5,407	165,000	165,004	4	—
Turkish Lira,
Expiring 04/13/26	GSI	TRY	15,914	346,408	352,325	5,917	—
Expiring 04/13/26	UAG	TRY	20,966	459,085	464,187	5,102	—

				$11,271,865	$11,200,801	47,910	(118,974)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/26	CITI	BRL	1,317	$248,000	$254,140	$—	$ (6,140)
Expiring 04/02/26	DB	BRL	3,737	713,900	721,242	—	(7,342)
Expiring 04/02/26	RBC	BRL	3,737	715,130	721,243	—	(6,113)
British Pound,
Expiring 04/22/26	BNY	GBP	1,423	1,914,639	1,883,553	31,086	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	258,165	288,243	278,905	9,338	—
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	13,808	2,020,027	2,015,589	4,438	—

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 04/06/26	CITI	COP	975,000	$250,000	$264,992	$—	$(14,992)
Expiring 04/06/26	CITI	COP	937,500	250,000	254,800	—	(4,800)
Expiring 04/06/26	CITI	COP	918,750	250,000	249,704	296	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	7,571	360,000	356,668	3,332	—
Expiring 04/22/26	CITI	CZK	2,740	134,000	129,073	4,927	—
Expiring 04/22/26	DB	CZK	5,341	255,000	251,624	3,376	—
Expiring 04/22/26	TD	CZK	32,518	1,565,635	1,531,858	33,777	—
Euro,
Expiring 04/22/26	BOA	EUR	426	495,000	493,412	1,588	—
Expiring 04/22/26	CITI	EUR	1,117	1,325,000	1,292,015	32,985	—
Expiring 04/22/26	CITI	EUR	385	443,700	445,253	—	(1,553)
Expiring 04/22/26	CITI	EUR	349	409,471	404,105	5,366	—
Expiring 04/22/26	CITI	EUR	214	245,000	247,591	—	(2,591)
Expiring 04/22/26	CITI	EUR	213	245,028	246,469	—	(1,441)
Expiring 04/22/26	DB	EUR	3,871	4,532,660	4,479,132	53,528	—
Expiring 04/22/26	HSBC	EUR	1,964	2,332,619	2,273,059	59,560	—
Expiring 04/22/26	JPM	EUR	1,977	2,279,875	2,287,490	—	(7,615)
Expiring 04/22/26	MSI	EUR	174	206,001	201,303	4,698	—
Expiring 04/22/26	SSB	EUR	4,516	5,272,488	5,225,653	46,835	—
Expiring 04/22/26	UAG	EUR	4,516	5,270,297	5,225,652	44,645	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	14,032	148,000	147,826	174	—
Mexican Peso,
Expiring 06/17/26	JPM	MXN	2,822	155,000	156,397	—	(1,397)
Expiring 06/17/26	MSI	MXN	2,697	151,000	149,470	1,530	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	1,845	510,651	497,038	13,613	—
Expiring 04/22/26	JPM	PLN	915	245,000	246,356	—	(1,356)
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	2,022	1,600,471	1,581,237	19,234	—
South African Rand,
Expiring 06/17/26	GSI	ZAR	5,543	339,523	325,629	13,894	—
Expiring 06/17/26	SCB	ZAR	2,095	125,000	123,073	1,927	—
Thai Baht,
Expiring 06/17/26	HSBC	THB	53,693	1,711,781	1,638,392	73,389	—
Expiring 06/17/26	HSBC	THB	11,871	375,000	362,247	12,753	—
Turkish Lira,
Expiring 04/13/26	BARC	TRY	22,008	484,971	487,236	—	(2,265)
Expiring 04/13/26	UAG	TRY	17,455	383,418	386,446	—	(3,028)

				$38,251,528	$37,835,872	476,289	(60,633)

						$524,199	$(179,607)

Cross currency exchange contracts outstanding at March 31, 2026:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	7,102	EUR	291	$—	$(2,174)	BOA

See Notes to Financial Statements.

PGIM Balanced Fund 53

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Credit default swap agreements outstanding at March 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650	%(M)		1,050	*	$1,449	$(176)	$1,625	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)			Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250	%(Q)		345		$(1,553)	$(972)	$(581)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000	%(Q)		485	0.415%	$11,272	$11,266	$6	GSI
Bank of Nova Scotia	12/20/26	1.000	%(Q)		224	0.184%	1,390	1,149	241	CITI
Barclays Bank PLC	06/20/26	1.000	%(Q)	EUR	80	0.307%	175	138	37	GSI
Barclays Bank PLC	12/20/26	1.000	%(Q)		442	0.386%	2,098	2,158	(60)	GSI
Barclays Bank PLC	12/20/26	1.000	%(Q)	EUR	348	0.366%	1,980	2,313	(333)	JPM
Barclays Bank PLC	12/20/26	1.000	%(Q)	EUR	164	0.366%	933	986	(53)	GSI
Citigroup, Inc.	12/20/26	1.000	%(Q)		925	0.320%	4,831	4,559	272	GSI
Deutsche Telekom AG	06/20/26	1.000	%(Q)	EUR	127	0.124%	336	314	22	JPM
European Investment Bank	12/20/26	—	%(Q)		711	0.040%	(203)	(256)	53	BARC
Federative Republic of Brazil	06/20/26	1.000	%(Q)		185	0.485%	274	238	36	BARC
Hellenic Republic	12/20/26	1.000	%(Q)		402	0.066%	2,838	2,611	227	BARC
Hellenic Republic	06/20/27	1.000	%(Q)		100	0.089%	1,131	851	280	BARC
Hellenic Republic	12/20/27	1.000	%(Q)		75	0.137%	1,114	816	298	BARC
HSBC Bank PLC	12/20/26	1.000	%(Q)		338	0.203%	2,050	2,029	21	MSI
Kingdom of Saudi Arabia	06/20/26	1.000	%(Q)		55	0.375%	95	88	7	CITI
Kingdom of Spain	06/20/26	—	%(Q)	EUR	300	0.057%	(44)	(15)	(29)	BARC
Kingdom of Spain	06/20/26	1.000	%(Q)	EUR	279	0.034%	804	670	134	BARC
National Bank of Canada	12/20/26	1.000	%(Q)		126	0.311%	665	661	4	CITI
Nomura Holdings, Inc.	06/20/26	1.000	%(Q)		668	0.249%	1,341	1,083	258	BARC
Petroleos Mexicanos	06/20/26	1.000	%(T)		55	1.886%	(90)	(67)	(23)	BARC
Republic of Columbia	12/20/26	1.000	%(Q)		118	0.869%	150	164	(14)	BARC
Republic of France	06/20/26	5.000	%(Q)	EUR	80	1.999%	773	507	266	GSI
Republic of France	06/20/27	0.250	%(Q)		185	0.102%	345	274	71	BARC
Republic of France	12/20/30	0.250	%(Q)		345	0.310%	(870)	(2,001)	1,131	BARC
Republic of Italy	06/20/26	—	%(Q)		772	0.073%	(126)	(121)	(5)	BARC
Republic of Italy	06/20/26	—	%(Q)		152	0.073%	(24)	(37)	13	BARC
Republic of Italy	09/20/26	1.000	%(Q)		810	0.075%	3,821	3,638	183	BARC
Republic of Ivory Coast	03/31/27	2.900	%(Q)		230	1.679%	2,996	(18)	3,014	CITI
Republic of Panama	06/20/26	1.000	%(Q)		118	0.516%	166	127	39	CITI
Republic of Panama	06/20/27	1.000	%(Q)		160	0.623%	777	1,096	(319)	BARC
Republic of Romania	12/20/26	1.000	%(Q)		37	0.611%	115	130	(15)	BOA
Republic of South Africa	12/20/26	1.000	%(Q)		129	0.728%	295	510	(215)	BARC
Siemens AG	06/20/26	1.000	%(Q)	EUR	158	0.104%	427	404	23	JPM
Skandinaviska Enskilda Banken AB	12/20/26	1.000	%(Q)		298	0.100%	2,029	1,874	155	MSI
Slovak Republic	12/20/27	1.000	%(Q)		140	0.183%	1,972	1,937	35	BARC
Socialist Republic of Vietnam	12/20/27	1.000	%(Q)		300	0.452%	2,856	3,015	(159)	BARC
SoftBank Group Corp.	06/20/26	1.000	%(Q)		345	1.662%	(393)	(380)	(13)	GSI
Standard Chartered PLC	12/20/26	1.000	%(Q)		187	0.200%	1,138	1,096	42	MSI
State of Qatar	12/20/26	1.000	%(Q)		195	0.244%	1,125	1,213	(88)	BARC
Stellantis NV	06/20/26	1.000	%(Q)	EUR	156	0.296%	344	326	18	BARC

See Notes to Financial Statements.

54

Credit default swap agreements outstanding at March 31, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	06/20/26	0.250	%(Q)	EUR 395	0.174%	$116	$133	$(17)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000	%(Q)	185	0.163%	407	298	109	GSI

						$51,429	$45,777	$5,652

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000	%(Q)	37,025	0.631%	$585,969	$651,428	$65,459

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
CAD	1,300	05/20/36	3.010	%(S)	1 Day CORRA(2)(S)/ 2.270%	$—	$(17,442)	$(17,442)
CHF	300	02/23/36	0.480	%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(2,012)	(2,012)
GBP	928	05/08/26	1.000	%(A)	1 Day SONIA(1)(A)/ 3.730%	(34,697)	37,003	71,700
GBP	2,000	05/08/27	1.050	%(A)	1 Day SONIA(1)(A)/ 3.730%	237,353	163,648	(73,705)

See Notes to Financial Statements.

PGIM Balanced Fund 55

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Interest rate swap agreements outstanding at March 31, 2026 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d):
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	$(8,272)	$41,219	$49,491
GBP	325	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(8)	(18,742)	(18,734)
JPY	100,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(23,138)	(23,138)
JPY	80,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(15,627)	(15,627)
MXN	20,675	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(37,539)	(37,539)
MXN	12,150	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(27,073)	(27,073)
NZD	1,610	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(24,106)	(24,106)
	11,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	5,919	57,914	51,995
	14,015	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(64,178)	(64,178)
	2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	479	(20,537)	(21,016)
	5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	754	56,986	56,232
	3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(3,599)	(66,124)	(62,525)
	1,336	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	20,849	20,849
	3,760	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(65,537)	(65,537)
	3,010	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(20,619)	(157,883)	(137,264)
	635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	289,857	311,018	21,161
	3,555	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	51,991	125,068	73,077
	2,665	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	20,643	181,275	160,632
	2,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	142,770	142,770

					$ 539,801	$597,812	$58,011

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at March 31, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -30bps(T)/ 3.340%	GSI	40/20/26	(6,118)	$294,160	$—	$294,160

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$48,672	$(4,043)	$302,780	$(1,924)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$1,436,666
GS	—	1,166,062

JPS	—	1,711,773

Total	$—	$4,314,501

See Notes to Financial Statements.

56

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$10,481,795	$—	$—
Common Stocks	503,122,530	104,076,232	5
Preferred Stocks	1,205,293	248,709	9,613
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	2,823,968	—
Collateralized Loan Obligations	—	41,989,586	—
Consumer Loans	—	6,349,982	—
Equipment	—	2,488,242	—
Home Equity Loans	—	9,556,610	—
Other	—	4,437,218	—
Student Loans	—	330,834	—
Commercial Mortgage-Backed Securities	—	40,742,262	—
Corporate Bonds	—	137,343,141	186,350
Floating Rate and Other Loans	—	665,877	1,515,250
Municipal Bonds	—	1,931,071	—
Residential Mortgage-Backed Securities	—	20,893,612	—
Sovereign Bonds	—	9,514,177	—
U.S. Government Agency Obligations	—	50,602,597	—
U.S. Treasury Obligations	—	54,920,890	—
Option Purchased	—	5,793	—
Short-Term Investments
Affiliated Mutual Funds	15,463,435	—	—
U.S. Treasury Obligation	—	1,166,062	—
Options Purchased	—	200,859	—

Total	$530,273,053	$490,287,722	$1,711,218

Liabilities
Long-Term Investments
Options Written	$—	$(2,778)	$—
Short-Term Investments
Options Written	$—	$(308,979)	$—

Total	$—	$(311,757)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$—	$750
Unfunded Preferred Stock Commitment	—	—	—	**
Futures Contracts	125,042	—	—
OTC Forward Foreign Currency Exchange Contracts	—	524,199	—
Centrally Cleared Credit Default Swap Agreement	—	65,459	—
OTC Credit Default Swap Agreements	—	53,179	1,449
Centrally Cleared Interest Rate Swap Agreements	—	647,907	—
OTC Total Return Swap Agreement	—	294,160	—

Total	$125,042	$1,584,904	$2,199

Liabilities
Unfunded Loan Commitments	$—	$—	$(84)
Futures Contracts	(1,595,729)	—	—
OTC Bond Forward Contracts	—	(67,116)	—

See Notes to Financial Statements.

PGIM Balanced Fund 57

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(179,607)	$—
OTC Cross Currency Exchange Contracts	—	(2,174)	—
OTC Credit Default Swap Agreements	—	(3,303)	—
Centrally Cleared Interest Rate Swap Agreements	—	(589,896)	—

Total	$(1,595,729)	$(842,096)	$(84)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2026 were as follows:

Semiconductors & Semiconductor Equipment	7.7%
Banks	6.8
U.S. Treasury Obligations	5.5
U.S. Government Agency Obligations	4.9
Collateralized Loan Obligations	4.1
Commercial Mortgage-Backed Securities	4.0
Interactive Media & Services	3.9
Technology Hardware, Storage & Peripherals	3.8
Software	3.3
Pharmaceuticals	2.9
Oil, Gas & Consumable Fuels	2.5
Capital Markets	2.4
Aerospace & Defense	2.2
Residential Mortgage-Backed Securities	2.0
Machinery	1.8
Financial Services	1.8
Biotechnology	1.6
Insurance	1.6
Health Care Providers & Services	1.6
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	1.5
Automobiles	1.5
Broadline Retail	1.5
Electric	1.3
Diversified Telecommunication Services	1.3
IT Services	1.2
Electronic Equipment, Instruments & Components	1.2
Metals & Mining	1.1
Consumer Staples Distribution & Retail	1.1
Affiliated Exchange-Traded Funds	1.0
Home Equity Loans	0.9
Sovereign Bonds	0.9
Pipelines	0.8
Electrical Equipment	0.8
Specialty Retail	0.7
Real Estate Investment Trusts (REITs)	0.7
Oil & Gas	0.7
Chemicals	0.7
Food Products	0.7
Telecommunications	0.7
Electric Utilities	0.7
Consumer Loans	0.6
Media	0.6
Hotels, Restaurants & Leisure	0.6
Communications Equipment	0.6

Automobile Components	0.6%
Industrial REITs	0.5
Auto Manufacturers	0.5
Other	0.4
Healthcare-Services	0.4
Diversified Consumer Services	0.4
Entertainment	0.4
Professional Services	0.4
Life Sciences Tools & Services	0.4
Tobacco	0.4
Real Estate Management & Development	0.3
Health Care Equipment & Supplies	0.3
Energy Equipment & Services	0.3
Construction & Engineering	0.3
Retail	0.3
Internet	0.3
Equipment	0.3
Agriculture	0.2
Engineering & Construction	0.2
Industrial Conglomerates	0.2
Gas Utilities	0.2
Semiconductors	0.2
Ground Transportation	0.2
Municipal Bonds	0.2
Commercial Services	0.2
Home Builders	0.2
Consumer Finance	0.2
Lodging	0.2
Foods	0.2
Gas	0.2
Packaging & Containers	0.2
Leisure Time	0.2
Beverages	0.1
Diversified Financial Services	0.1
Auto Parts & Equipment	0.1
Building Products	0.1
Trading Companies & Distributors	0.1
Marine Transportation	0.1
Multi-Utilities	0.1
Wireless Telecommunication Services	0.1
Passenger Airlines	0.1
Building Materials	0.1
Transportation	0.1
Household Durables	0.1
Trucking & Leasing	0.1

See Notes to Financial Statements.

58

Industry Classification (continued):

Construction Materials	0.1%
Airlines	0.1
Textiles, Apparel & Luxury Goods	0.1
Mining	0.1
Holding Companies-Diversified	0.1
Transportation Infrastructure	0.1
Commercial Services & Supplies	0.1
Personal Care Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Real Estate	0.1
Education	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Iron/Steel	0.0	*
Miscellaneous Manufacturing	0.0	*
Health Care REITs	0.0	*
Specialized REITs	0.0	*
Healthcare-Products	0.0	*
Leisure Products	0.0	*
Household Products	0.0	*
Air Freight & Logistics	0.0	*
Student Loans	0.0	*
Computers	0.0	*
Housewares	0.0	*

Diversified REITs	0.0	*%
Machinery-Diversified	0.0	*
Options Purchased	0.0	*
Metal Fabricate/Hardware	0.0	*
Retail REITs	0.0	*
Coal	0.0	*
Hotel & Resort REITs	0.0	*
Electrical Components & Equipment	0.0	*
Paper & Forest Products	0.0	*
Distributors	0.0	*
Water Utilities	0.0	*
Environmental Control	0.0	*
Office REITs	0.0	*

	99.7
Options Written	(0.0	)*
Other assets in excess of liabilities	0.3

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$65,459	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	48,672		Premiums received for OTC swap agreements	4,043

Credit contracts	—	—		Options written outstanding, at value	49,630

Credit contracts	Unrealized appreciation on OTC swap agreements	8,620		Unrealized depreciation on OTC swap agreements	1,924

Equity contracts	—	—		Due from/to broker-variation margin futures	301,998	*

Foreign exchange contracts	Unaffiliated investments	63,080		Options written outstanding, at value	101,200

Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	2,174

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	524,199		Unrealized depreciation on OTC forward foreign currency exchange contracts	179,607

Interest rate contracts	Due from/to broker-variation margin futures	125,042	*	Due from/to broker-variation margin futures	1,293,731	*

Interest rate contracts	Due from/to broker-variation margin swaps	647,907	*	Due from/to broker-variation margin swaps	589,896	*

Interest rate contracts	Unaffiliated investments	143,572		Options written outstanding, at value	160,927

See Notes to Financial Statements.

PGIM Balanced Fund 59

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Unrealized depreciation on OTC bond forward contracts	$67,116
Interest rate contracts	Unrealized appreciation on OTC swap agreements	294,160	—	—

		$1,920,711		$2,752,246

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(10,817)	$66,601	$—	$—	$(118,858)
Equity contracts	—	—	304,543	—	—
Foreign exchange contracts	(48,333)	283,286	—	138,650	—
Interest rate contracts	(6,997)	3,877	1,011,964	—	(76,764)

Total	$(66,147)	$353,764	$1,316,507	$138,650	$(195,622)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$(16,143)	$—	$—	$—	$59,879
Equity contracts	—	—	(398,854)	—	—	—
Foreign exchange contracts	(29,376)	(42,462)	—	—	352,027	—
Interest rate contracts	66,744	(87,277)	(1,936,139)	(67,116)	—	178,118

Total	$37,368	$(145,882)	$(2,334,993)	$(67,116)	$352,027	$237,997

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$94,919

Options Written (2)	73,134,305

Futures Contracts - Long Positions (2)	127,338,994

Futures Contracts - Short Positions (2)	10,214,006

Bond Forward Contracts - Purchased (3)	1,673,082

Forward Foreign Currency Exchange Contracts - Purchased (3)	15,071,067

Forward Foreign Currency Exchange Contracts - Sold (3)	35,849,001

Cross Currency Exchange Contracts (4)	208,084

Credit Default Swap Agreements - Buy Protection (2)	1,236,667

Credit Default Swap Agreements - Sell Protection (2)	22,426,379

Interest Rate Swap Agreements (2)	59,411,658

See Notes to Financial Statements.

60

Derivative Contract Type	Average Volume of Derivative Activities*

Total Return Swap Agreements (2)	$6,197,615

*	Average volume is based on average quarter end balances for the six months ended March 31, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$191,060	$(180,109)	$10,951

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$42,533	$(30,743)	$11,790	$—	$11,790
BNP	113,498	(135,930)	(22,432)	—	(22,432)
BNY	31,086	—	31,086	—	31,086
BOA	21,708	(13,410)	8,298	—	8,298
CITI	102,120	(128,864)	(26,744)	—	(26,744)
DB	68,429	(18,163)	50,266	—	50,266
GSI	340,012	(50,331)	289,681	—	289,681
HSBC	147,430	(4,483)	142,947	—	142,947
JPM	29,607	(85,314)	(55,707)	—	(55,707)
MSI	47,784	(67,839)	(20,055)	—	(20,055)
RBC	5,810	(8,095)	(2,285)	—	(2,285)
SCB	1,927	(14,856)	(12,929)	—	(12,929)
SSB	46,835	—	46,835	—	46,835
TD	33,777	(5,565)	28,212	—	28,212
UAG	49,747	(3,028)	46,719	—	46,719

	$1,082,303	$(566,621)	$515,682	$—	$515,682

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Balanced Fund 61

Statement of Assets and Liabilities (unaudited)

as of March 31, 2026

Assets

Investments at value, including securities on loan of $191,060:
Unaffiliated investments (cost $816,603,091)	$996,326,763
Affiliated investments (cost $26,123,659)	25,945,230
Cash	340,424
Foreign currency, at value (cost $1,293,241)	1,296,204
Receivable for investments sold	11,705,039
Dividends and interest receivable	3,769,692
Receivable for Fund shares sold	2,428,292
Due from broker—variation margin futures	555,455
Unrealized appreciation on OTC forward foreign currency exchange contracts	524,199
Tax reclaim receivable	512,755
Unrealized appreciation on OTC swap agreements	302,780
Due from broker—variation margin swaps	110,897
Premiums paid for OTC swap agreements	48,672
Foreign capital gains tax benefit accrued	15,425
Unrealized appreciation on unfunded loan commitment	750
Prepaid expenses	3,696

Total Assets	1,043,886,273

Liabilities
Payable for investments purchased	16,710,936
Payable for Fund shares purchased	599,671
Management fee payable	485,236
Options written outstanding, at value (premiums received $208,291)	311,757
Accrued expenses and other liabilities	242,820
Distribution fee payable	222,849
Payable to broker for collateral for securities on loan	180,109
Unrealized depreciation on OTC forward foreign currency exchange contracts	179,607
Unrealized depreciation on OTC bond forward contracts	67,116
Affiliated transfer agent fee payable	44,921
Premiums received for OTC swap agreements	4,043
Unrealized depreciation on OTC cross currency exchange contracts	2,174
Unrealized depreciation on OTC swap agreements	1,924
Unrealized depreciation on unfunded loan commitments	84

Total Liabilities	19,053,247

Net Assets	$1,024,833,026

Net assets were comprised of:
Common stock, at par	$56,879
Paid-in capital in excess of par	811,359,810
Total distributable earnings (loss)	213,416,337

Net assets, March 31, 2026	$1,024,833,026

See Notes to Financial Statements.

62

Class A

Net asset value and redemption price per share, ($728,143,592 ÷ 40,543,948 shares of common stock issued and outstanding)	$17.96
Maximum sales charge (3.25% of offering price)	0.60

Maximum offering price to public	$18.56

Class C

Net asset value, offering price and redemption price per share, ($39,025,235 ÷ 2,154,623 shares of common stock issued and outstanding)	$18.11

Class R

Net asset value, offering price and redemption price per share, ($65,233 ÷ 3,631 shares of common stock issued and outstanding)	$17.97

Class Z

Net asset value, offering price and redemption price per share, ($124,124,912 ÷ 6,833,912 shares of common stock issued and outstanding)	$18.16

Class R6

Net asset value, offering price and redemption price per share, ($133,474,054 ÷ 7,343,280 shares of common stock issued and outstanding)	$18.18

See Notes to Financial Statements.

PGIM Balanced Fund 63

Statement of Operations (unaudited)

Six Months Ended March 31, 2026

Net Investment Income (Loss)

Income
Interest income	$9,049,047
Unaffiliated dividend income (net of $196,935 foreign withholding tax)	4,784,066
Affiliated dividend income	1,120,820
Income from securities lending, net (including affiliated income of $3,129)	3,203

Total income	14,957,136

Expenses
Management fee	3,414,310
Distribution fee(a)	1,343,977
Transfer agent’s fees and expenses (including affiliated expense of $114,399)(a)	462,869
Custodian and accounting fees	151,799
Shareholders’ reports	39,586
Registration fees(a)	32,942
Professional fees	28,493
Audit fee	28,334
Directors’ fees	11,229
Miscellaneous	39,351

Total expenses	5,552,890
Less: Fee waiver and/or expense reimbursement(a)	(479,548)
Distribution fee waiver(a)	(59)

Net expenses	5,073,283

Net investment income (loss)	9,883,853

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $46,733) (net of foreign capital gains taxes $13,462)	46,006,726
Affiliated net capital gain distributions received	6,670
Futures transactions	1,316,507
Forward and cross currency contract transactions	138,650
Options written transactions	353,764
Swap agreement transactions	(195,622)
Foreign currency transactions	(31,296)

47,595,399

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(249,317)) (net of change in foreign capital gains taxes $(6,883))	(40,335,652)
Futures	(2,334,993)
Bond forward contracts	(67,116)
Forward and cross currency contracts	352,027
Options written	(145,882)
Swap agreements	237,997
Foreign currencies	(27,236)
Unfunded loan commitments	(2,467)

(42,323,322)

Net gain (loss) on investment and foreign currency transactions	5,272,077

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,155,930

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,132,418	211,381	178	—	—
Transfer agent’s fees and expenses	360,936	30,832	269	69,796	1,036
Registration fees	11,269	5,583	2,986	5,580	7,524
Fee waiver and/or expense reimbursement	(386,888)	(11,406)	(3,191)	(33,339)	(44,724)
Distribution fee waiver	—	—	(59)	—	—

See Notes to Financial Statements.

64

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$9,883,853	$19,904,962
Net realized gain (loss) on investment and foreign currency transactions	47,595,399	65,579,779
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(42,323,322)	20,433,672

Net increase (decrease) in net assets resulting from operations	15,155,930	105,918,413

Dividends and Distributions
Distributions from distributable earnings
Class A	(58,265,195)	(52,619,900)
Class C	(3,096,617)	(3,115,051)
Class R	(3,412)	(2,339)
Class Z	(9,571,387)	(8,483,901)
Class R6	(10,453,115)	(9,003,996)

	(81,389,726)	(73,225,187)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	55,663,371	95,836,027
Net asset value of shares issued in reinvestment of dividends and distributions	79,671,364	71,665,708
Cost of shares purchased	(100,338,703)	(174,574,693)

Net increase (decrease) in net assets from Fund share transactions	34,996,032	(7,072,958)

Total increase (decrease)	(31,237,764)	25,620,268

Net Assets:
Beginning of period	1,056,070,790	1,030,450,522

End of period	$1,024,833,026	$1,056,070,790

See Notes to Financial Statements.

PGIM Balanced Fund 65

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2026

			Year Ended September 30,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.19		$18.60	$15.18	$13.75	$18.70	$15.96
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.35	0.35	0.32	0.24	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		1.57	3.46	1.44	(3.02)	2.75
Total from investment operations	0.28		1.92	3.81	1.76	(2.78)	2.98
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.40)	(0.39)	(0.33)	(0.29)	(0.20)
Distributions from net realized gains	(1.34)		(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.51)		(1.33)	(0.39)	(0.33)	(2.17)	(0.24)
Net asset value, end of period	$17.96		$19.19	$18.60	$15.18	$13.75	$18.70
Total Return(b):	1.34%		11.11%	25.36%	12.83%	(16.95)%	18.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$728,144		$759,440	$742,275	$639,625	$615,650	$760,976
Average net assets (000)	$757,019		$723,920	$695,663	$652,990	$732,873	$710,895
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.10	%(d)	1.12%	1.12%	1.15%	1.12%	1.11%
Net investment income (loss)	1.84	%(d)	1.95%	2.05%	2.13%	1.46%	1.28%
Portfolio turnover rate(e)(f)	59%		107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

Class C Shares
	Six Months Ended March 31, 2026

			Year Ended September 30,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.34		$18.74	$15.29	$13.85	$18.81	$16.06
Income (loss) from investment operations:
Net investment income (loss)	0.10	(b)	0.20	0.21	0.20	0.11	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11	(c)	1.58	3.49	1.45	(3.03)	2.77
Total from investment operations	0.21		1.78	3.70	1.65	(2.92)	2.86
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.25)	(0.25)	(0.21)	(0.16)	(0.07)
Distributions from net realized gains	(1.34)		(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.44)		(1.18)	(0.25)	(0.21)	(2.04)	(0.11)
Net asset value, end of period	$18.11		$19.34	$18.74	$15.29	$13.85	$18.81
Total Return(d):	0.94%		10.17%	24.39%	11.89%	(17.58)%	17.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,025		$43,692	$53,052	$56,162	$65,656	$93,656
Average net assets (000)	$42,392		$46,104	$55,084	$63,635	$85,096	$96,972
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.82	%(f)	1.82%	1.81%	1.82%	1.79%	1.78%
Expenses before waivers and/or expense reimbursement	1.87	%(f)	1.88%	1.87%	1.88%	1.84%	1.82%
Net investment income (loss)	1.01	%(f)	1.12%	1.24%	1.30%	0.65%	0.50%
Portfolio turnover rate(g)(h)	59%		107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 67

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31, 2026

			Year Ended September 30,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.20		$18.61	$15.19	$13.75	$18.70	$15.97
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.26	0.27	0.25	0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		1.58	3.46	1.45	(3.02)	2.75
Total from investment operations	0.24		1.84	3.73	1.70	(2.86)	2.89
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.32)	(0.31)	(0.26)	(0.21)	(0.12)
Distributions from net realized gains	(1.34)		(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.47)		(1.25)	(0.31)	(0.26)	(2.09)	(0.16)
Net asset value, end of period	$17.97		$19.20	$18.61	$15.19	$13.75	$18.70
Total Return(b):	1.11%		10.59%	24.76%	12.37%	(17.36)%	18.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65		$38	$31	$31	$209	$427
Average net assets (000)	$48		$34	$28	$120	$402	$675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47	%(d)	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses before waivers and/or expense reimbursement	15.16	%(d)	20.46%	27.98%	7.12%	3.39%	2.72%
Net investment income (loss)	1.39	%(d)	1.47%	1.57%	1.66%	0.97%	0.80%
Portfolio turnover rate(e)(f)	59%		107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Class Z Shares
	Six Months Ended March 31, 2026

			Year Ended September 30,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.39		$18.79	$15.32	$13.87	$18.85	$16.09
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.39	0.39	0.35	0.28	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		1.58	3.50	1.46	(3.05)	2.77
Total from investment operations	0.31		1.97	3.89	1.81	(2.77)	3.04
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.44)	(0.42)	(0.36)	(0.33)	(0.24)
Distributions from net realized gains	(1.34)		(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.54)		(1.37)	(0.42)	(0.36)	(2.21)	(0.28)
Net asset value, end of period	$18.16		$19.39	$18.79	$15.32	$13.87	$18.85
Total Return(b):	1.45%		11.30%	25.70%	13.02%	(16.74)%	18.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124,125		$122,013	$116,245	$112,934	$113,095	$171,776
Average net assets (000)	$123,964		$115,878	$127,119	$115,259	$146,908	$165,225
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.77	%(d)	0.78%	0.78%	0.79%	0.78%	0.77%
Expenses before waivers and/or expense reimbursement	0.82	%(d)	0.84%	0.84%	0.85%	0.83%	0.81%
Net investment income (loss)	2.07	%(d)	2.17%	2.28%	2.33%	1.65%	1.50%
Portfolio turnover rate(e)(f)	59%		107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 69

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31, 2026

			Year Ended September 30,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.40		$18.79	$15.33	$13.88	$18.86	$16.10
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42	0.41	0.38	0.30	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12		1.58	3.50	1.45	(3.05)	2.76
Total from investment operations	0.33		2.00	3.91	1.83	(2.75)	3.06
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.46)	(0.45)	(0.38)	(0.35)	(0.26)
Distributions from net realized gains	(1.34)		(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.55)		(1.39)	(0.45)	(0.38)	(2.23)	(0.30)
Net asset value, end of period	$18.18		$19.40	$18.79	$15.33	$13.88	$18.86
Total Return(b):	1.56%		11.49%	25.79%	13.24%	(16.66)%	19.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$133,474		$130,888	$118,847	$87,387	$78,207	$85,533
Average net assets (000)	$134,473		$121,006	$95,201	$85,614	$88,957	$71,970
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.73%	0.73%	0.73%	0.72%	0.72%
Net investment income (loss)	2.19	%(d)	2.30%	2.40%	2.48%	1.82%	1.63%
Portfolio turnover rate(e)(f)	59%		107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Notes to Financial Statements  (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Balanced Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Balanced Fund 71

Notes to Financial Statements  (unaudited) (continued)

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Fund’s valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or

72

information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: The Fund invested in bond forward contracts which are primarily used to hedge its exposure to interest rate fluctuations. These transactions involve a commitment by the Fund to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as

PGIM Balanced Fund 73

Notes to Financial Statements  (unaudited) (continued)

a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively,

74

a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a

PGIM Balanced Fund 75

Notes to Financial Statements  (unaudited) (continued)

monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are

76

outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below

PGIM Balanced Fund 77

Notes to Financial Statements  (unaudited) (continued)

sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its investment group PGIM Credit, PGIM Limited, and PGIM Quantitative Solutions LLC (each a “subadviser” and collectively the “subadvisers”). Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of each subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.65% of average daily net assets up to and including $1 billion;	0.65%

0.60% on average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.00%

C	—

R	1.47

Z	—

R6	0.65

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

78

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2027 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$163,666	$4,460

C	—	1,366

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales

$549,159,294	$622,135,911

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2026, is presented as follows:

PGIM Balanced Fund 79

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$20,090,253	$ 359,198	$ 20,434,136	$ (60,487)	$45,172	$ —	—	$ 416,729		$ —

PGIM Active High Yield Bond ETF
893,750	888,851	—	(51,101)	—	1,731,500	50,000	62,760		—

PGIM Corporate Bond 0-5 Year ETF
—	5,037,856	—	(38,356)	—	4,999,500	100,000	99,517		2,095

PGIM Corporate Bond 5-10 Year ETF
—	3,848,308	—	(97,513)	—	3,750,795	75,000	89,267		4,575

$20,984,003	$ 10,134,213	$ 20,434,136	$(247,457)	$45,172	$10,481,795		$ 668,273		$6,670

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wa)
29,533,351	207,749,697	222,000,052	—	—	15,282,996	15,282,996	452,547		—

PGIM Institutional Money Market Fund (7-day effective yield 3.829%)(b)(wa)

9,636,777	5,582,898	15,038,937	(1,860)	1,561	180,439	180,565	3,129	(1)	—

$39,170,128	$213,332,595	$237,038,989	$ (1,860)	$ 1,561	$15,463,435		$ 455,676		$ —

$60,154,131	$223,466,808	$257,473,125	$(249,317)	$46,733	$25,945,230		$1,123,949		$6,670

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$845,267,896	$215,588,168	$(39,621,592)	$175,966,576

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

80

The RIC is authorized to issue 6,625,000,000 shares of capital stock at $0.001 par value per share, 923,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	125,000,000
B	3,000,000
C	25,000,000
R	125,000,000
Z	280,000,000
T	75,000,000
R6	290,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R	55	1.5%

Z	169,260	2.5

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	46.7

PGIM Balanced Fund 81

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended March 31, 2026:

Shares sold	1,575,184	$29,892,347

Shares issued in reinvestment of dividends and distributions	3,132,376	57,291,156

Shares purchased	(3,781,969)	(71,672,222)

Net increase (decrease) in shares outstanding before conversion	925,591	15,511,281

Shares issued upon conversion from other share class(es)	185,002	3,485,010

Shares purchased upon conversion into other share class(es)	(149,980)	(2,850,565)

Net increase (decrease) in shares outstanding	960,613	$16,145,726

Year ended September 30, 2025:

Shares sold	2,854,716	$51,264,474

Shares issued in reinvestment of dividends and distributions	2,956,041	51,727,128

Shares purchased	(6,224,298)	(110,814,494)

Net increase (decrease) in shares outstanding before conversion	(413,541)	(7,822,892)

Shares issued upon conversion from other share class(es)	487,784	8,730,404

Shares purchased upon conversion into other share class(es)	(391,844)	(7,030,999)

Net increase (decrease) in shares outstanding	(317,601)	$(6,123,487)

Class C

Six months ended March 31, 2026:

Shares sold	136,490	$2,596,252

Shares issued in reinvestment of dividends and distributions	166,349	3,070,807

Shares purchased	(187,855)	(3,554,369)

Net increase (decrease) in shares outstanding before conversion	114,984	2,112,690

Shares purchased upon conversion into other share class(es)	(219,436)	(4,168,701)

Net increase (decrease) in shares outstanding	(104,452)	$(2,056,011)

Year ended September 30, 2025:

Shares sold	207,135	$3,755,450

Shares issued in reinvestment of dividends and distributions	174,976	3,078,974

Shares purchased	(461,711)	(8,227,398)

Net increase (decrease) in shares outstanding before conversion	(79,600)	(1,392,974)

Shares purchased upon conversion into other share class(es)	(492,094)	(8,872,391)

Net increase (decrease) in shares outstanding	(571,694)	$(10,265,365)

Class R

Six months ended March 31, 2026:

Shares sold	1,462	$27,334

Shares issued in reinvestment of dividends and distributions	186	3,411

Shares purchased	(7)	(126)

Net increase (decrease) in shares outstanding	1,641	$30,619

Year ended September 30, 2025:

Shares sold	322	$5,850

Shares issued in reinvestment of dividends and distributions	134	2,339

Shares purchased	(158)	(2,820)

Net increase (decrease) in shares outstanding	298	$5,369

Class Z

Six months ended March 31, 2026:

Shares sold	586,575	$10,984,157

Shares issued in reinvestment of dividends and distributions	478,801	8,853,166

Shares purchased	(668,778)	(12,735,556)

Net increase (decrease) in shares outstanding before conversion	396,598	7,101,767

82

Share Class	Shares	Amount

Shares issued upon conversion from other share class(es)	154,183	$2,964,506

Shares purchased upon conversion into other share class(es)	(10,066)	(188,756)

Net increase (decrease) in shares outstanding	540,715	$9,877,517

Year ended September 30, 2025:

Shares sold	1,049,230	$18,867,243

Shares issued in reinvestment of dividends and distributions	444,077	7,853,629

Shares purchased	(1,717,943)	(31,047,432)

Net increase (decrease) in shares outstanding before conversion	(224,636)	(4,326,560)

Shares issued upon conversion from other share class(es)	337,530	6,110,066

Shares purchased upon conversion into other share class(es)	(7,540)	(139,467)

Net increase (decrease) in shares outstanding	105,354	$1,644,039

Class R6

Six months ended March 31, 2026:

Shares sold	642,200	$12,163,281

Shares issued in reinvestment of dividends and distributions	565,008	10,452,824

Shares purchased	(650,685)	(12,376,430)

Net increase (decrease) in shares outstanding before conversion	556,523	10,239,675

Shares issued upon conversion from other share class(es)	39,991	758,506

Net increase (decrease) in shares outstanding	596,514	$10,998,181

Year ended September 30, 2025:

Shares sold	1,206,023	$21,943,010

Shares issued in reinvestment of dividends and distributions	508,708	9,003,638

Shares purchased	(1,357,081)	(24,482,549)

Net increase (decrease) in shares outstanding before conversion	357,650	6,464,099

Shares issued upon conversion from other share class(es)	71,483	1,313,218

Shares purchased upon conversion into other share class(es)	(5,806)	(110,831)

Net increase (decrease) in shares outstanding	423,327	$7,666,486

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/26/2025 - 9/24/2026

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2026.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Balanced Fund 83

Notes to Financial Statements  (unaudited) (continued)

Asset Allocation Risk: PGIM Quantitative Solutions may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

84

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets.

PGIM Balanced Fund 85

Notes to Financial Statements  (unaudited) (continued)

Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the information technology and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

86

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2026.

PGIM Balanced Fund 87

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2026

Table of Contents	Financial Statements and Other Information	March 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Focused Value Fund	2
PGIM Jennison Growth Fund	14
Notes to Financial Statements	29

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

1

PGIM Jennison Focused Value Fund

Schedule of Investments (unaudited)

as of March 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS

Aerospace & Defense 5.5%

Airbus SE (France)	38,783	$7,332,817
Northrop Grumman Corp.	12,583	8,584,626

		15,917,443

Automobiles 2.4%

General Motors Co.	92,046	6,857,427

Banks 11.7%

Bank of America Corp.	131,870	6,428,663
JPMorgan Chase & Co.	43,625	12,832,730
M&T Bank Corp.	35,167	7,269,722
PNC Financial Services Group, Inc. (The)	36,523	7,600,071

		34,131,186

Biotechnology 2.1%

AbbVie, Inc.	28,668	6,235,003

Broadline Retail 3.5%

Amazon.com, Inc.*	49,517	10,312,906

Building Products 2.7%

Johnson Controls International PLC	60,904	7,975,379

Capital Markets 2.1%

Goldman Sachs Group, Inc. (The)	7,372	6,236,638

Chemicals 1.1%

Dow, Inc.	80,361	3,347,036

Consumer Staples Distribution & Retail 4.5%

Walmart, Inc.	105,862	13,156,529

Electrical Equipment 2.9%

Siemens Energy AG (Germany)	48,700	8,398,294

Ground Transportation 2.1%

Union Pacific Corp.	25,835	6,268,088

Household Durables 3.5%

Toll Brothers, Inc.	75,751	10,337,739

Industrial Conglomerates 2.4%

3M Co.	48,235	7,005,169

Insurance 2.8%

MetLife, Inc.	113,784	8,046,804

Interactive Media & Services 6.0%

Alphabet, Inc. (Class A Stock)	47,654	13,703,384
Meta Platforms, Inc. (Class A Stock)	6,583	3,766,332

		17,469,716

See Notes to Financial Statements.

2

PGIM Jennison Focused Value Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 4.8%

Caterpillar, Inc.	7,925	$5,614,546
Parker-Hannifin Corp.	9,480	8,486,875

		14,101,421

Multi-Utilities 8.0%

CenterPoint Energy, Inc.	216,692	9,352,427
NiSource, Inc.	300,475	14,020,163

		23,372,590

Oil, Gas & Consumable Fuels 10.4%

Cheniere Energy, Inc.	20,667	5,864,468
Exxon Mobil Corp.	79,215	13,439,617
Shell PLC, ADR	119,184	11,084,112

		30,388,197

Pharmaceuticals 6.3%

AstraZeneca PLC (United Kingdom)	36,857	7,268,938
Eli Lilly & Co.	7,924	7,288,257
Roche Holding AG, ADR	76,566	3,806,096

		18,363,291

Semiconductors & Semiconductor Equipment 10.8%

Advanced Micro Devices, Inc.*	42,228	8,590,442
Applied Materials, Inc.	21,888	7,481,099
Broadcom, Inc.	17,857	5,526,920
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	29,047	9,816,434

		31,414,895

Technology Hardware, Storage & Peripherals 1.7%

Dell Technologies, Inc. (Class C Stock)	30,923	5,075,392

TOTAL LONG-TERM INVESTMENTS (cost $193,779,773)		284,411,143

SHORT-TERM INVESTMENT 2.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.781%) (cost $7,831,183)(wb)	7,831,183	7,831,183

TOTAL INVESTMENTS 100.0% (cost $201,610,956)		292,242,326

Other assets in excess of liabilities 0.0%		90,165

NET ASSETS 100.0%		$292,332,491

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  3

PGIM Jennison Focused Value Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,584,626	$7,332,817	$—
Automobiles	6,857,427	—	—
Banks	34,131,186	—	—
Biotechnology	6,235,003	—	—
Broadline Retail	10,312,906	—	—
Building Products	7,975,379	—	—
Capital Markets	6,236,638	—	—
Chemicals	3,347,036	—	—
Consumer Staples Distribution & Retail	13,156,529	—	—
Electrical Equipment	—	8,398,294	—
Ground Transportation	6,268,088	—	—
Household Durables	10,337,739	—	—
Industrial Conglomerates	7,005,169	—	—
Insurance	8,046,804	—	—
Interactive Media & Services	17,469,716	—	—
Machinery	14,101,421	—	—
Multi-Utilities	23,372,590	—	—
Oil, Gas & Consumable Fuels	30,388,197	—	—
Pharmaceuticals	18,363,291	—	—
Semiconductors & Semiconductor Equipment	31,414,895	—	—
Technology Hardware, Storage & Peripherals	5,075,392	—	—
Short-Term Investment
Affiliated Mutual Fund	7,831,183	—	—

Total	$276,511,215	$15,731,111	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2026 were as follows:

Banks	11.7%
Semiconductors & Semiconductor Equipment	10.8
Oil, Gas & Consumable Fuels	10.4
Multi-Utilities	8.0
Pharmaceuticals	6.3
Interactive Media & Services	6.0
Aerospace & Defense	5.5
Machinery	4.8
Consumer Staples Distribution & Retail	4.5
Household Durables	3.5
Broadline Retail	3.5
Electrical Equipment	2.9
Insurance	2.8
Building Products	2.7
Affiliated Mutual Fund	2.7
Industrial Conglomerates	2.4

Automobiles	2.4%
Ground Transportation	2.1
Capital Markets	2.1
Biotechnology	2.1
Technology Hardware, Storage & Peripherals	1.7
Chemicals	1.1

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

4

PGIM Jennison Focused Value Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $193,779,773)	$284,411,143
Affiliated investments (cost $7,831,183)	7,831,183
Receivable for Fund shares sold	313,121
Dividends receivable	176,196
Tax reclaim receivable	13,238
Prepaid expenses	1,135

Total Assets	292,746,016

Liabilities
Management fee payable	146,818
Payable for Fund shares purchased	127,172
Distribution fee payable	52,339
Transfer agent’s fees and expenses payable	23,834
Shareholders’ reports fee payable	14,394
Custodian and accounting fees payable	14,015
Audit fee payable	13,181
Accrued expenses and other liabilities	11,450
Affiliated transfer agent fee payable	10,322

Total Liabilities	413,525

Net Assets	$292,332,491

Net assets were comprised of:
Common stock, at par	$13,187
Paid-in capital in excess of par	186,188,643
Total distributable earnings (loss)	106,130,661

Net assets, March 31, 2026	$292,332,491

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 5

PGIM Jennison Focused Value Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2026

Class A

Net asset value and redemption price per share, ($193,035,711 ÷ 8,878,446 shares of common stock issued and outstanding)	$21.74
Maximum sales charge (5.50% of offering price)	1.27

Maximum offering price to public	$23.01

Class C

Net asset value, offering price and redemption price per share, ($2,981,166 ÷ 214,211 shares of common stock issued and outstanding)	$13.92

Class R

Net asset value, offering price and redemption price per share, ($280,482 ÷ 16,925 shares of common stock issued and outstanding)	$16.57

Class Z

Net asset value, offering price and redemption price per share, ($86,271,299 ÷ 3,661,301 shares of common stock issued and outstanding)	$23.56

Class R6

Net asset value, offering price and redemption price per share, ($9,763,833 ÷ 416,040 shares of common stock issued and outstanding)	$23.47

See Notes to Financial Statements.

6

PGIM Jennison Focused Value Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $33,755 foreign withholding tax)	$2,323,417
Affiliated dividend income	86,482
Affiliated income from securities lending, net	11,407

Total income	2,421,306

Expenses
Management fee	874,410
Distribution fee(a)	310,314
Transfer agent’s fees and expenses (including affiliated expense of $27,035)(a)	135,973
Registration fees(a)	38,925
Custodian and accounting fees	25,336
Shareholders’ reports	17,213
Professional fees	16,641
Audit fee	13,679
Directors’ fees	6,524
Miscellaneous	13,588

Total expenses	1,452,603
Less: Fee waiver and/or expense reimbursement(a)	(14,709)
Distribution fee waiver(a)	(343)

Net expenses	1,437,551

Net investment income (loss)	983,755

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(18))	20,889,984
Foreign currency transactions	(9,481)

20,880,503

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(501))	(3,556,986)
Foreign currencies	(76)

(3,557,062)

Net gain (loss) on investment and foreign currency transactions	17,323,441

Net Increase (Decrease) In Net Assets Resulting From Operations	$18,307,196

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	294,243	15,041	1,030	—	—
Transfer agent’s fees and expenses	103,106	2,996	489	29,053	329
Registration fees	7,923	5,867	2,753	16,391	5,991
Fee waiver and/or expense reimbursement	—	—	(2,738)	(9,487)	(2,484)
Distribution fee waiver	—	—	(343)	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 7

PGIM Jennison Focused Value Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$983,755	$2,430,251
Net realized gain (loss) on investment and foreign currency transactions	20,880,503	16,918,369
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,557,062)	12,710,841

Net increase (decrease) in net assets resulting from operations	18,307,196	32,059,461

Dividends and Distributions
Distributions from distributable earnings
Class A	(16,827,276)	(15,429,968)
Class C	(372,314)	(331,862)
Class R	(29,156)	(25,134)
Class Z	(6,692,503)	(3,399,903)
Class R6	(728,153)	(531,906)

	(24,649,402)	(19,718,773)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	21,688,487	73,179,043
Net asset value of shares issued in reinvestment of dividends and distributions	24,449,188	19,505,539
Cost of shares purchased	(33,262,589)	(52,044,896)

Net increase (decrease) in net assets from Fund share transactions	12,875,086	40,639,686

Total increase (decrease)	6,532,880	52,980,374

Net Assets:

Beginning of period	285,799,611	232,819,237

End of period	$292,332,491	$285,799,611

See Notes to Financial Statements.

8

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.31		$21.52	$17.42	$15.18	$18.37	$14.03
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.18	0.20	0.16	0.16	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36		2.45	5.60	2.62	(2.50)	4.39
Total from investment operations	1.43		2.63	5.80	2.78	(2.34)	4.48
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.20)	(0.17)	(0.16)	(0.10)	(0.14)
Distributions from net realized gains	(1.82)		(1.64)	(1.53)	(0.38)	(0.75)	-
Total dividends and distributions	(2.00)		(1.84)	(1.70)	(0.54)	(0.85)	(0.14)
Net asset value, end of period	$21.74		$22.31	$21.52	$17.42	$15.18	$18.37
Total Return(b):	6.47%		13.00%	35.78%	18.51%	(13.63)%	32.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$193,036		$192,972	$183,532	$151,116	$140,226	$179,848
Average net assets (000)	$196,701		$183,250	$167,624	$153,596	$173,289	$173,975
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08	%(d)	1.10%	1.12%	1.17%	1.13%	1.11%
Expenses before waivers and/or expense reimbursement	1.08	%(d)	1.10%	1.12%	1.17%	1.13%	1.11%
Net investment income (loss)	0.59	%(d)	0.86%	1.04%	0.92%	0.88%	0.53%
Portfolio turnover rate(e)	17%		55%	42%	37%	31%	32%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 9

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.92		$15.00		$12.65		$11.18		$13.78		$10.59
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(b)	(0.04	)(b)	(0.03	)(b)	(0.02	)(b)	(0.02	)(b)	(0.05	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.91		1.65		3.96		1.92		(1.83)		3.32
Total from investment operations	0.87		1.61		3.93		1.90		(1.85)		3.27
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.05)		(0.05)		(0.05)		(-	)(c)	(0.08)
Distributions from net realized gains	(1.82)		(1.64)		(1.53)		(0.38)		(0.75)		-
Total dividends and distributions	(1.87)		(1.69)		(1.58)		(0.43)		(0.75)		(0.08)
Net asset value, end of period	$13.92		$14.92		$15.00		$12.65		$11.18		$13.78
Total Return(d):	5.88%		11.70%		34.14%		17.26%		(14.57)%		31.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,981		$2,974		$3,169		$3,110		$3,449		$5,279
Average net assets (000)	$3,016		$2,976		$3,134		$3,561		$4,688		$5,725
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.25	%(f)	2.24%		2.37%		2.27%		2.12%		2.03%
Expenses before waivers and/or expense reimbursement	2.25	%(f)	2.24%		2.37%		2.27%		2.12%		2.03%
Net investment income (loss)	(0.59	)%(f)	(0.27)%		(0.21)%		(0.17)%		(0.14)%		(0.39)%
Portfolio turnover rate(g)	17%		55%		42%		37%		31%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.45		$17.24	$14.28	$12.54	$15.33	$11.75
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.07	0.10	0.08	0.07	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.06		1.93	4.52	2.15	(2.06)	3.68
Total from investment operations	1.07		2.00	4.62	2.23	(1.99)	3.70
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.15)	(0.13)	(0.11)	(0.05)	(0.12)
Distributions from net realized gains	(1.82)		(1.64)	(1.53)	(0.38)	(0.75)	-
Total dividends and distributions	(1.95)		(1.79)	(1.66)	(0.49)	(0.80)	(0.12)
Net asset value, end of period	$16.57		$17.45	$17.24	$14.28	$12.54	$15.33
Total Return(b):	6.19%		12.53%	35.31%	18.03%	(13.99)%	31.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$280		$260	$241	$233	$431	$487
Average net assets (000)	$275		$245	$252	$370	$492	$562
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53	%(d)	1.53%	1.53%	1.53%	1.53%	1.53%
Expenses before waivers and/or expense reimbursement	3.78	%(d)	4.02%	4.11%	3.21%	2.72%	2.74%
Net investment income (loss)	0.13	%(d)	0.43%	0.64%	0.60%	0.49%	0.11%
Portfolio turnover rate(e)	17%		55%	42%	37%	31%	32%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 11

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.05		$23.05	$18.54	$16.11	$19.44	$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.27	0.29	0.24	0.22	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47		2.63	5.99	2.78	(2.65)	4.65
Total from investment operations	1.58		2.90	6.28	3.02	(2.43)	4.80
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.26)	(0.24)	(0.21)	(0.15)	(0.18)
Distributions from net realized gains	(1.82)		(1.64)	(1.53)	(0.38)	(0.75)	-
Total dividends and distributions	(2.07)		(1.90)	(1.77)	(0.59)	(0.90)	(0.18)
Net asset value, end of period	$23.56		$24.05	$23.05	$18.54	$16.11	$19.44
Total Return(b):	6.64%		13.40%	36.34%	18.97%	(13.39)%	32.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,271		$81,039	$39,789	$23,203	$23,080	$30,080
Average net assets (000)	$83,401		$63,252	$31,748	$22,891	$28,698	$30,701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.83%	0.82%
Expenses before waivers and/or expense reimbursement	0.77	%(d)	0.82%	0.87%	0.86%	0.83%	0.82%
Net investment income (loss)	0.91	%(d)	1.21%	1.40%	1.33%	1.17%	0.82%
Portfolio turnover rate(e)	17%		55%	42%	37%	31%	32%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.97		$22.97	$18.49	$16.06	$19.39	$14.79
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.27	0.28	0.24	0.23	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.46		2.63	5.97	2.78	(2.66)	4.63
Total from investment operations	1.57		2.90	6.25	3.02	(2.43)	4.78
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.26)	(0.24)	(0.21)	(0.15)	(0.18)
Distributions from net realized gains	(1.82)		(1.64)	(1.53)	(0.38)	(0.75)	-
Total dividends and distributions	(2.07)		(1.90)	(1.77)	(0.59)	(0.90)	(0.18)
Net asset value, end of period	$23.47		$23.97	$22.97	$18.49	$16.06	$19.39
Total Return(b):	6.63%		13.45%	36.28%	19.03%	(13.43)%	32.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,764		$8,554	$6,089	$3,392	$4,902	$2,878
Average net assets (000)	$8,902		$7,700	$4,509	$4,806	$2,998	$1,894
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.83%	0.82%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.81%	1.04%	0.90%	1.00%	0.98%
Net investment income (loss)	0.91	%(d)	1.21%	1.38%	1.35%	1.20%	0.80%
Portfolio turnover rate(e)	17%		55%	42%	37%	31%	32%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 13

PGIM Jennison Growth Fund

Schedule of Investments (unaudited)

as of March 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Aerospace & Defense 4.9%

Axon Enterprise, Inc.*(a)	79,695	$33,845,670
Boeing Co. (The)*	774,273	154,103,555
General Electric Co.	657,708	186,637,799

		374,587,024

Automobiles 3.7%

Tesla, Inc.*	757,877	281,740,775

Biotechnology 1.1%

Vertex Pharmaceuticals, Inc.*	186,437	83,251,578

Broadline Retail 8.3%

Amazon.com, Inc.*	2,826,094	588,590,597
MercadoLibre, Inc. (Brazil)*	21,345	36,905,932

		625,496,529

Capital Markets 1.2%

Goldman Sachs Group, Inc. (The)	104,069	88,041,333

Consumer Staples Distribution & Retail 4.1%

Costco Wholesale Corp.	139,612	139,113,585
Walmart, Inc.	1,398,470	173,801,852

		312,915,437

Electric Utilities 1.6%

Constellation Energy Corp.(a)	441,630	123,325,178

Electronic Equipment, Instruments & Components 1.2%

Amphenol Corp. (Class A Stock)	708,164	89,476,521

Entertainment 4.8%

Netflix, Inc.*	1,737,411	167,052,068
Spotify Technology SA*	224,497	108,860,840
Walt Disney Co. (The)	943,306	90,915,832

		366,828,740

Financial Services 4.3%

Mastercard, Inc. (Class A Stock)	389,798	194,766,469
Visa, Inc. (Class A Stock)	440,706	133,198,981

		327,965,450

Health Care Equipment & Supplies 2.3%

Edwards Lifesciences Corp.*	1,044,356	83,632,028
Intuitive Surgical, Inc.*	191,627	88,338,131

		171,970,159

Hotels, Restaurants & Leisure 1.6%

Airbnb, Inc. (Class A Stock)*	309,469	39,079,745
Hilton Worldwide Holdings, Inc.	270,087	82,128,055

		121,207,800

See Notes to Financial Statements.

14

PGIM Jennison Growth Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services 11.8%

Alphabet, Inc. (Class A Stock)	911,833	$262,206,697
Alphabet, Inc. (Class C Stock)	1,039,087	298,072,497
Meta Platforms, Inc. (Class A Stock)	577,731	330,537,237

		890,816,431

IT Services 2.9%

Cloudflare, Inc. (Class A Stock)*	236,960	48,894,326
Shopify, Inc. (Canada) (Class A Stock)*	865,661	102,684,708
Snowflake, Inc.*	437,853	66,036,990

		217,616,024

Pharmaceuticals 4.8%

Eli Lilly & Co.	351,962	323,724,089
Merck & Co., Inc.	338,297	40,693,746

		364,417,835

Semiconductors & Semiconductor Equipment 21.3%

Advanced Micro Devices, Inc.*	640,657	130,328,853
Broadcom, Inc.	1,384,386	428,481,311
KLA Corp.	38,449	56,612,692
NVIDIA Corp.	4,380,044	763,879,674
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	519,578	175,591,385
Texas Instruments, Inc.	295,853	57,436,901

		1,612,330,816

Software 11.5%

AppLovin Corp. (Class A Stock)*(a)	155,047	61,708,706
Cadence Design Systems, Inc.*	355,920	98,899,490
Crowdstrike Holdings, Inc. (Class A Stock)*	222,930	87,034,101
Datadog, Inc. (Class A Stock)*	501,431	59,193,930
Microsoft Corp.	1,090,648	403,725,170
Oracle Corp.	445,281	65,505,288
Palantir Technologies, Inc. (Class A Stock)*	637,491	93,252,184

		869,318,869

Specialty Retail 1.6%

O’Reilly Automotive, Inc.*	835,688	77,142,359
TJX Cos., Inc. (The)	261,892	41,824,153

		118,966,512

Technology Hardware, Storage & Peripherals 6.3%

Apple, Inc.	1,864,366	473,157,447

TOTAL LONG-TERM INVESTMENTS (cost $3,073,678,481)		7,513,430,458

SHORT-TERM INVESTMENTS 1.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	51,169,222	51,169,222

See Notes to Financial Statements.

PGIM Jennison Growth Fund  15

PGIM Jennison Growth Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $89,109,618; includes $88,898,575 of cash collateral for securities on loan)(b)(wb)	89,185,088	$89,122,658

TOTAL SHORT-TERM INVESTMENTS (cost $140,278,840)		140,291,880

TOTAL INVESTMENTS 101.2% (cost $3,213,957,321)		7,653,722,338
Liabilities in excess of other assets (1.2)%		(88,640,450)

NET ASSETS 100.0%		$7,565,081,888

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,315,702; cash collateral of $88,898,575 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$374,587,024	$—	$—
Automobiles	281,740,775	—	—
Biotechnology	83,251,578	—	—
Broadline Retail	625,496,529	—	—
Capital Markets	88,041,333	—	—
Consumer Staples Distribution & Retail	312,915,437	—	—
Electric Utilities	123,325,178	—	—
Electronic Equipment, Instruments & Components	89,476,521	—	—
Entertainment	366,828,740	—	—
Financial Services	327,965,450	—	—
Health Care Equipment & Supplies	171,970,159	—	—
Hotels, Restaurants & Leisure	121,207,800	—	—
Interactive Media & Services	890,816,431	—	—
IT Services	217,616,024	—	—
Pharmaceuticals	364,417,835	—	—
Semiconductors & Semiconductor Equipment	1,612,330,816	—	—
Software	869,318,869	—	—
Specialty Retail	118,966,512	—	—
Technology Hardware, Storage & Peripherals	473,157,447	—	—
Short-Term Investments
Affiliated Mutual Funds	140,291,880	—	—

Total	$7,653,722,338	$—	$—

See Notes to Financial Statements.

16

PGIM Jennison Growth Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2026 were as follows:

Semiconductors & Semiconductor Equipment	21.3%
Interactive Media & Services	11.8
Software	11.5
Broadline Retail	8.3
Technology Hardware, Storage & Peripherals	6.3
Aerospace & Defense	4.9
Entertainment	4.8
Pharmaceuticals	4.8
Financial Services	4.3
Consumer Staples Distribution & Retail	4.1
Automobiles	3.7
IT Services	2.9
Health Care Equipment & Supplies	2.3
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	1.9

Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6
Specialty Retail	1.6
Electronic Equipment, Instruments & Components	1.2
Capital Markets	1.2
Biotechnology	1.1

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$87,315,702	$(87,315,702)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Growth Fund  17

PGIM Jennison Growth Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2026

Assets

Investments at value, including securities on loan of $87,315,702:
Unaffiliated investments (cost $3,073,678,481)	$7,513,430,458
Affiliated investments (cost $140,278,840)	140,291,880
Foreign currency, at value (cost $1,338)	1,340
Receivable for Fund shares sold	14,475,617
Dividends receivable	1,595,401
Tax reclaim receivable	719,166
Prepaid expenses	35,989

Total Assets	7,670,549,851

Liabilities
Payable to broker for collateral for securities on loan	88,898,575
Payable for Fund shares purchased	10,590,331
Management fee payable	3,725,484
Accrued expenses and other liabilities	1,559,983
Distribution fee payable	636,294
Affiliated transfer agent fee payable	57,296

Total Liabilities	105,467,963

Net Assets	$7,565,081,888

Net assets were comprised of:
Common stock, at par	$127,228
Paid-in capital in excess of par	2,914,242,316
Total distributable earnings (loss)	4,650,712,344

Net assets, March 31, 2026	$7,565,081,888

See Notes to Financial Statements.

18

PGIM Jennison Growth Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2026

Class A

Net asset value and redemption price per share, ($1,753,239,657 ÷ 32,747,314 shares of common stock issued and outstanding)	$53.54
Maximum sales charge (5.50% of offering price)	3.12

Maximum offering price to public	$56.66

Class C

Net asset value, offering price and redemption price per share, ($86,800,014 ÷ 2,951,434 shares of common stock issued and outstanding)	$29.41

Class R

Net asset value, offering price and redemption price per share, ($220,494,309 ÷ 5,604,840 shares of common stock issued and outstanding)	$39.34

Class Z

Net asset value, offering price and redemption price per share, ($3,812,825,981 ÷ 59,734,597 shares of common stock issued and outstanding)	$63.83

Class R2

Net asset value, offering price and redemption price per share, ($6,267,524 ÷ 103,017 shares of common stock issued and outstanding)	$60.84

Class R4

Net asset value, offering price and redemption price per share, ($20,505,659 ÷ 326,848 shares of common stock issued and outstanding)	$62.74

Class R6

Net asset value, offering price and redemption price per share, ($1,664,948,744 ÷ 25,759,679 shares of common stock issued and outstanding)	$64.63

See Notes to Financial Statements.

PGIM Jennison Growth Fund 19

PGIM Jennison Growth Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $312,422 foreign withholding tax)	$16,247,349
Affiliated dividend income	723,870
Affiliated income from securities lending, net	74,298

Total income	17,045,517

Expenses
Management fee	23,978,185
Distribution fee(a)	4,453,636
Shareholder servicing fees(a)	14,814
Transfer agent’s fees and expenses (including affiliated expense of $141,923)(a)	3,746,962
Custodian and accounting fees	220,732
Shareholders’ reports	118,990
Registration fees(a)	70,014
Directors’ fees	60,357
Professional fees	41,775
Audit fee	13,952
Miscellaneous	147,298

Total expenses	32,866,715
Less: Fee waiver and/or expense reimbursement(a)	(5,545)
Distribution fee waiver(a)	(299,096)

Net expenses	32,562,074

Net investment income (loss)	(15,516,557)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(13,026))	368,259,426
Foreign currency transactions	54,131

368,313,557

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,821)	(1,212,589,922)
Foreign currencies	(44,430)

(1,212,634,352)

Net gain (loss) on investment and foreign currency transactions	(844,320,795)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(859,837,352)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	3,018,227	529,095	897,288	—	9,026	—	—
Shareholder servicing fees	—	—	—	—	3,611	11,203	—
Transfer agent’s fees and expenses	891,288	53,679	153,197	2,620,229	6,450	17,926	4,193
Registration fees	23,907	7,567	5,146	16,567	4,084	3,302	9,441
Fee waiver and/or expense reimbursement	—	—	—	—	(4,142)	(1,403)	—
Distribution fee waiver	—	—	(299,096)	—	—	—	—

See Notes to Financial Statements.

20

PGIM Jennison Growth Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2026	Year Ended September 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(15,516,557)	$(25,379,669)
Net realized gain (loss) on investment and foreign currency transactions	368,313,557	902,962,942
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,212,634,352)	761,047,231

Net increase (decrease) in net assets resulting from operations	(859,837,352)	1,638,630,504

Dividends and Distributions
Distributions from distributable earnings
Class A	(247,857,684)	(226,807,953)
Class C	(22,052,053)	(20,724,672)
Class R	(38,268,285)	(36,977,176)
Class Z	(457,016,487)	(420,063,365)
Class R2	(832,216)	(427,020)
Class R4	(2,353,347)	(2,265,696)
Class R6	(194,638,390)	(186,312,124)

	(963,018,462)	(893,578,006)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	604,026,308	1,621,706,192
Net asset value of shares issued in reinvestment of dividends and distributions	923,093,505	831,019,798
Cost of shares purchased	(1,151,353,883)	(2,771,695,315)

Net increase (decrease) in net assets from Fund share transactions	375,765,930	(318,969,325)

Total increase (decrease)	(1,447,089,884)	426,083,173

Net Assets:

Beginning of period	9,012,171,772	8,586,088,599

End of period	$7,565,081,888	$9,012,171,772

See Notes to Financial Statements.

PGIM Jennison Growth Fund 21

PGIM Jennison Growth Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$67.57		$62.60	$47.30	$37.36	$64.97	$57.22
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.31)	(0.23)	(0.14)	(0.27)	(0.40)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.78)		12.61	19.23	11.08	(18.61)	13.46
Total from investment operations	(5.95)		12.30	19.00	10.94	(18.88)	13.06
Less Dividends and Distributions:
Distributions from net realized gains	(8.08)		(7.33)	(3.70)	(1.00)	(8.73)	(5.31)
Net asset value, end of period	$53.54		$67.57	$62.60	$47.30	$37.36	$64.97
Total Return(b):	(10.28)%		20.73%	42.25%	29.95%	(34.17)%	24.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,753,240		$2,157,305	$1,970,456	$1,484,563	$1,277,205	$2,112,035
Average net assets (000)	$2,017,679		$2,011,373	$1,799,373	$1,411,274	$1,753,612	$2,031,924
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.96	%(d)	0.97%	0.97%	1.01%	0.99%	0.97%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.97%	0.97%	1.01%	0.99%	0.97%
Net investment income (loss)	(0.57	)%(d)	(0.50)%	(0.40)%	(0.34)%	(0.53)%	(0.65)%
Portfolio turnover rate(e)	12%		34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.81		$40.69	$32.10	$25.84	$47.75	$43.62
Income (loss) from investment operations:
Net investment income (loss)	(0.23)		(0.46)	(0.41)	(0.30)	(0.43)	(0.61)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.09)		7.91	12.70	7.56	(12.75)	10.05
Total from investment operations	(3.32)		7.45	12.29	7.26	(13.18)	9.44
Less Dividends and Distributions:
Distributions from net realized gains	(8.08)		(7.33)	(3.70)	(1.00)	(8.73)	(5.31)
Net asset value, end of period	$29.41		$40.81	$40.69	$32.10	$25.84	$47.75
Total Return(b):	(10.62)%		19.86%	41.28%	29.04%	(34.61)%	23.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,800		$116,866	$116,699	$99,389	$96,604	$175,778
Average net assets (000)	$106,110		$115,677	$112,049	$98,063	$140,735	$175,013
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.69	%(d)	1.69%	1.68%	1.71%	1.68%	1.66%
Expenses before waivers and/or expense reimbursement	1.69	%(d)	1.69%	1.68%	1.71%	1.68%	1.66%
Net investment income (loss)	(1.29	)%(d)	(1.22)%	(1.12)%	(1.03)%	(1.22)%	(1.33)%
Portfolio turnover rate(e)	12%		34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 23

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.80		$49.64	$38.27	$30.48	$54.62	$48.99
Income (loss) from investment operations:
Net investment income (loss)	(0.19)		(0.35)	(0.28)	(0.19)	(0.31)	(0.46)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.19)		9.84	15.35	8.98	(15.10)	11.40
Total from investment operations	(4.38)		9.49	15.07	8.79	(15.41)	10.94
Less Dividends and Distributions:
Distributions from net realized gains	(8.08)		(7.33)	(3.70)	(1.00)	(8.73)	(5.31)
Net asset value, end of period	$39.34		$51.80	$49.64	$38.27	$30.48	$54.62
Total Return(b):	(10.39)%		20.45%	41.93%	29.65%	(34.30)%	23.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$220,494		$250,709	$257,434	$229,496	$214,699	$340,339
Average net assets (000)	$239,934		$249,854	$253,753	$234,912	$285,127	$334,043
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.21	%(d)	1.20%	1.20%	1.22%	1.21%	1.21%
Expenses before waivers and/or expense reimbursement	1.46	%(d)	1.45%	1.45%	1.47%	1.46%	1.46%
Net investment income (loss)	(0.81	)%(d)	(0.73)%	(0.64)%	(0.54)%	(0.75)%	(0.88)%
Portfolio turnover rate(e)	12%		34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$78.94		$71.84	$53.65	$42.12	$71.99	$62.71
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.16)	(0.09)	(0.01)	(0.13)	(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.92)		14.59	21.98	12.54	(21.01)	14.84
Total from investment operations	(7.03)		14.43	21.89	12.53	(21.14)	14.59
Less Dividends and Distributions:
Distributions from net realized gains	(8.08)		(7.33)	(3.70)	(1.00)	(8.73)	(5.31)
Net asset value, end of period	$63.83		$78.94	$71.84	$53.65	$42.12	$71.99
Total Return(b):	(10.16)%		21.05%	42.66%	30.35%	(33.95)%	24.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,812,826		$4,552,827	$4,100,691	$2,937,775	$2,511,302	$4,578,256
Average net assets (000)	$4,329,749		$4,265,717	$3,644,718	$2,749,757	$3,714,344	$4,536,203
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.69%	0.69%	0.69%	0.69%	0.69%
Expenses before waivers and/or expense reimbursement	0.70	%(d)	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	(0.30	)%(d)	(0.23)%	(0.13)%	(0.02)%	(0.23)%	(0.36)%
Portfolio turnover rate(e)	12%		34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 25

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$75.76		$69.47	$52.18	$41.16	$70.81	$61.99
Income (loss) from investment operations:
Net investment income (loss)	(0.24)		(0.46)	(0.35)	(0.16)	(0.35)	(0.52)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.60)		14.08	21.34	12.18	(20.57)	14.65
Total from investment operations	(6.84)		13.62	20.99	12.02	(20.92)	14.13
Less Dividends and Distributions:
Distributions from net realized gains	(8.08)		(7.33)	(3.70)	(1.00)	(8.73)	(5.31)
Net asset value, end of period	$60.84		$75.76	$69.47	$52.18	$41.16	$70.81
Total Return(b):	(10.35)%		20.57%	42.05%	29.86%	(34.23)%	24.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,268		$7,848	$3,173	$1,267	$4,516	$6,175
Average net assets (000)	$7,241		$5,520	$2,137	$2,925	$5,804	$5,521
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.21	%(d)	1.18%	1.40%	1.34%	1.21%	1.24%
Net investment income (loss)	(0.70	)%(d)	(0.66)%	(0.55)%	(0.37)%	(0.63)%	(0.78)%
Portfolio turnover rate(e)	12%		34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$77.78		$70.98	$53.13	$41.78	$71.59	$62.48
Income (loss) from investment operations:
Net investment income (loss)	(0.16)		(0.27)	(0.18)	(0.08)	(0.22)	(0.37)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.80)		14.40	21.73	12.43	(20.86)	14.79
Total from investment operations	(6.96)		14.13	21.55	12.35	(21.08)	14.42
Less Dividends and Distributions:
Distributions from net realized gains	(8.08)		(7.33)	(3.70)	(1.00)	(8.73)	(5.31)
Net asset value, end of period	$62.74		$77.78	$70.98	$53.13	$41.78	$71.59
Total Return(b):	(10.23)%		20.87%	42.42%	30.16%	(34.07)%	24.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,506		$22,940	$22,035	$15,780	$16,676	$27,267
Average net assets (000)	$22,468		$21,785	$19,336	$15,562	$22,892	$11,773
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.86%	0.86%	0.87%	0.88%	0.85%
Net investment income (loss)	(0.45	)%(d)	(0.39)%	(0.29)%	(0.17)%	(0.39)%	(0.52)%
Portfolio turnover rate(e)	12%		34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 27

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$79.79		$72.46	$54.02	$42.36	$72.29	$62.87
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)	(0.01)	0.04 (b)	(0.06)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.02)		14.74	22.15	12.62	(21.14)	14.91
Total from investment operations	(7.08)		14.66	22.14	12.66	(21.20)	14.73
Less Dividends and Distributions:
Distributions from net realized gains	(8.08)		(7.33)	(3.70)	(1.00)	(8.73)	(5.31)
Net asset value, end of period	$64.63		$79.79	$72.46	$54.02	$42.36	$72.29
Total Return(c):	(10.11)%		21.20%	42.84%	30.49%	(33.88)%	24.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,664,949		$1,903,677	$2,115,601	$1,511,727	$977,130	$1,223,868
Average net assets (000)	$1,870,113		$1,902,897	$1,895,990	$1,216,561	$1,183,306	$951,504
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.57%	0.58%	0.58%	0.58%	0.57%
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.57%	0.58%	0.58%	0.58%	0.57%
Net investment income (loss)	(0.18	)%(e)	(0.11)%	(0.01)%	0.09%	(0.10)%	(0.26)%
Portfolio turnover rate(f)	12%		34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Notes to Financial Statements (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

Fund	Investment Objective

PGIM Jennison Focused Value Fund	To achieve long-term growth of capital
(“Jennison Focused Value”)

PGIM Jennison Growth Fund	To achieve long-term growth of capital
(“Jennison Growth”)

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

29

Notes to Financial Statements (unaudited) (continued)

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

30

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

31

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Value	0.60% of average daily net assets up to and including	0.60%
	$300 million;
	0.575% of average daily net assets over $300 million.
Jennison Growth	0.60% of average daily net assets up to and including	0.56
	$300 million;
	0.575% on next $2.7 billion of average daily net assets
	0.55% on the average daily net assets over $3 billion

The Manager has contractually agreed, through January 31, 2027, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Value - Class A	—%
Jennison Focused Value - Class C	—
Jennison Focused Value - Class R	1.53	*
Jennison Focused Value - Class Z	0.75
Jennison Focused Value - Class R6	0.75

Jennison Growth - Class A	—
Jennison Growth - Class C	—
Jennison Growth - Class R	—
Jennison Growth - Class Z	—
Jennison Growth - Class R2	1.10	*
Jennison Growth - Class R4	0.85	*
Jennison Growth - Class R6	0.60

*Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

32

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Jennison Growth Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Focused Value - Class A	0.30%	0.30%	N/A%
Jennison Focused Value - Class C	1.00	1.00	N/A
Jennison Focused Value - Class R	0.75	0.50	N/A
Jennison Focused Value - Class Z	N/A	N/A	N/A
Jennison Focused Value - Class R6	N/A	N/A	N/A
Jennison Growth - Class A	0.30	0.30	N/A
Jennison Growth - Class C	1.00	1.00	N/A
Jennison Growth - Class R	0.75	0.50	N/A
Jennison Growth - Class Z	N/A	N/A	N/A
Jennison Growth - Class R2	0.25	0.25	0.10
Jennison Growth - Class R4	N/A	N/A	0.10
Jennison Growth - Class R6	N/A	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended March 31, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Focused Value	$ 1,568
Jennison Growth	50,131

For the reporting period ended March 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Value - Class A	$26,968	$170
Jennison Focused Value - Class C	—	904
Jennison Growth - Class A	399,744	7,257
Jennison Growth - Class C	—	3,663

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the

33

Notes to Financial Statements (unaudited) (continued)

Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Focused Value	$49,234,788	$67,073,277

Jennison Growth	992,064,374	1,629,388,413

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2026, is presented as follows:

Jennison Focused Value:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)
$ 1,255,810	$43,233,553	$36,658,180	$ —	$ —	$7,831,183	7,831,183	$86,482		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.829%)(b)(wb)
17,416,199	14,497,979	31,913,659	(501)	(18)	—	—	11,407	(1)	—
$18,672,009	$57,731,532	$68,571,839	$(501)	$(18)	$7,831,183		$97,889		$—
Jennison Growth:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)
$ 2,934,562	$ 999,529,721	$ 951,295,061	$ —	$ —	$ 51,169,222	51,169,222	$723,870		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.829%)(b)(wb)
52,476,868	1,190,232,600	1,153,579,605	5,821	(13,026)	89,122,658	89,185,088	74,298	(1)	—
$55,411,430	$2,189,762,321	$2,104,874,666	$5,821	$(13,026)	$140,291,880		$798,168		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

34

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of March 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Focused Value	$202,523,956	$ 91,793,290	$ (2,074,920)	$ 89,718,370
Jennison Growth	3,286,014,359	4,563,233,818	(195,525,839)	4,367,707,979

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Value	$ —	$—
Jennison Growth	18,503,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.

7.	Capital and Ownership

The Jennison Focused Value Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. The Jennison Growth Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock, $0.001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares
Jennison Focused Value - Class A	100,000,000
Jennison Focused Value - Class B	2,000,000
Jennison Focused Value - Class C	25,000,000
Jennison Focused Value - Class R	200,000,000
Jennison Focused Value - Class Z	325,000,000
Jennison Focused Value - Class T	50,000,000
Jennison Focused Value - Class R6	320,000,000
Jennison Growth - Class A	125,000,000
Jennison Growth - Class B	2,000,000
Jennison Growth - Class C	25,000,000
Jennison Growth - Class R	220,000,000
Jennison Growth - Class Z	825,000,000
Jennison Growth - Class T	50,000,000
Jennison Growth - Class R2	125,000,000
Jennison Growth - Class R4	250,000,000
Jennison Growth - Class R6	275,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of March 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as

35

Notes to Financial Statements (unaudited) (continued)

follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Focused Value–Class R	60	0.4%
Jennison Focused Value–Class R6	42	0.1
Jennison Growth–Class Z	35,324	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Focused Value	—	—%
Jennison Growth	—	—
Unaffiliated:
Jennison Focused Value	5	62.3
Jennison Growth	7	67.7

36

Transactions in shares of common stock were as follows:

Jennison Focused Value:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2026:

Shares sold	150,144	$3,291,593

Shares issued in reinvestment of dividends and distributions	770,765	16,633,112

Shares purchased	(673,044)	(15,008,878)

Net increase (decrease) in shares outstanding before conversion	247,865	4,915,827

Shares issued upon conversion from other share class(es)	6,721	146,232

Shares purchased upon conversion into other share class(es)	(24,036)	(536,397)

Net increase (decrease) in shares outstanding	230,550	$4,525,662

Year ended September 30, 2025:

Shares sold	433,975	$8,900,459

Shares issued in reinvestment of dividends and distributions	746,119	15,220,822

Shares purchased	(1,027,764)	(21,226,659)

Net increase (decrease) in shares outstanding before conversion	152,330	2,894,622

Shares issued upon conversion from other share class(es)	22,070	455,592

Shares purchased upon conversion into other share class(es)	(55,212)	(1,162,793)

Net increase (decrease) in shares outstanding	119,188	$2,187,421

Class C

Six months ended March 31, 2026:

Shares sold	27,011	$401,159

Shares issued in reinvestment of dividends and distributions	26,863	372,314

Shares purchased	(28,129)	(409,083)

Net increase (decrease) in shares outstanding before conversion	25,745	364,390

Shares purchased upon conversion into other share class(es)	(10,837)	(152,666)

Net increase (decrease) in shares outstanding	14,908	$211,724

Year ended September 30, 2025:

Shares sold	49,157	$685,659

Shares issued in reinvestment of dividends and distributions	24,118	331,860

Shares purchased	(53,156)	(742,835)

Net increase (decrease) in shares outstanding before conversion	20,119	274,684

Shares purchased upon conversion into other share class(es)	(32,110)	(449,328)

Net increase (decrease) in shares outstanding	(11,991)	$(174,644)

Class R
Six months ended March 31, 2026:

Shares sold	316	$5,341

Shares issued in reinvestment of dividends and distributions	1,714	28,233

Shares purchased	(20)	(349)

Net increase (decrease) in shares outstanding	2,010	$33,225

Year ended September 30, 2025:

Shares sold	712	$11,516

Shares issued in reinvestment of dividends and distributions	1,522	24,373

Shares purchased	(1,308)	(19,743)

Net increase (decrease) in shares outstanding	926	$16,146

Class Z
Six months ended March 31, 2026:

Shares sold	658,394	$15,759,576

Shares issued in reinvestment of dividends and distributions	286,152	6,687,376

Shares purchased	(670,946)	(16,189,611)

Net increase (decrease) in shares outstanding before conversion	273,600	6,257,341

Shares issued upon conversion from other share class(es)	19,275	466,523

Shares purchased upon conversion into other share class(es)	(613)	(14,784)

37

Notes to Financial Statements (unaudited) (continued)

Jennison Focused Value (cont’d.):

Share Class	Shares	Amount

Net increase (decrease) in shares outstanding	292,262	$6,709,080

Year ended September 30, 2025:

Shares sold	2,685,426	$59,268,906

Shares issued in reinvestment of dividends and distributions	154,883	3,396,578

Shares purchased	(1,242,367)	(27,100,122)

Net increase (decrease) in shares outstanding before conversion	1,597,942	35,565,362

Shares issued upon conversion from other share class(es)	47,601	1,076,411

Shares purchased upon conversion into other share class(es)	(2,729)	(61,468)

Net increase (decrease) in shares outstanding	1,642,814	$36,580,305

Class R6
Six months ended March 31, 2026:

Shares sold	93,079	$2,230,818

Shares issued in reinvestment of dividends and distributions	31,292	728,153

Shares purchased	(69,131)	(1,654,668)

Net increase (decrease) in shares outstanding before conversion	55,240	1,304,303

Shares issued upon conversion from other share class(es)	3,859	91,092

Net increase (decrease) in shares outstanding	59,099	$1,395,395

Year ended September 30, 2025:

Shares sold	194,650	$4,312,503

Shares issued in reinvestment of dividends and distributions	24,343	531,906

Shares purchased	(133,247)	(2,955,537)

Net increase (decrease) in shares outstanding before conversion	85,746	1,888,872

Shares issued upon conversion from other share class(es)	6,126	141,586

Net increase (decrease) in shares outstanding	91,872	$2,030,458

38

Jennison Growth:

Share Class	Shares	Amount

Class A

Six months ended March 31, 2026:

Shares sold	634,227	$38,875,122

Shares issued in reinvestment of dividends and distributions	3,926,051	239,724,662

Shares purchased	(3,734,149)	(232,992,928)

Net increase (decrease) in shares outstanding before conversion	826,129	45,606,856

Shares issued upon conversion from other share class(es)	194,776	11,883,481

Shares purchased upon conversion into other share class(es)	(199,611)	(12,532,624)

Net increase (decrease) in shares outstanding	821,294	$44,957,713

Year ended September 30, 2025:

Shares sold	1,645,400	$99,795,998

Shares issued in reinvestment of dividends and distributions	3,553,987	219,885,187

Shares purchased	(4,714,402)	(289,190,539)

Net increase (decrease) in shares outstanding before conversion	484,985	30,490,646

Shares issued upon conversion from other share class(es)	497,518	30,090,602

Shares purchased upon conversion into other share class(es)	(532,268)	(32,817,035)

Net increase (decrease) in shares outstanding	450,235	$27,764,213

Class C

Six months ended March 31, 2026:

Shares sold	145,248	$5,056,122

Shares issued in reinvestment of dividends and distributions	649,086	21,822,279

Shares purchased	(402,251)	(13,786,875)

Net increase (decrease) in shares outstanding before conversion	392,083	13,091,526

Shares purchased upon conversion into other share class(es)	(304,614)	(10,451,367)

Net increase (decrease) in shares outstanding	87,469	$2,640,159

Year ended September 30, 2025:

Shares sold	376,629	$14,173,530

Shares issued in reinvestment of dividends and distributions	543,721	20,433,042

Shares purchased	(541,399)	(20,255,011)

Net increase (decrease) in shares outstanding before conversion	378,951	14,351,561

Shares purchased upon conversion into other share class(es)	(383,307)	(14,308,615)

Net increase (decrease) in shares outstanding	(4,356)	$42,946

Class R
Six months ended March 31, 2026:

Shares sold	340,637	$13,479,043

Shares issued in reinvestment of dividends and distributions	851,775	38,244,691

Shares purchased	(426,598)	(19,227,326)

Net increase (decrease) in shares outstanding before conversion	765,814	32,496,408

Shares purchased upon conversion into other share class(es)	(714)	(29,959)

Net increase (decrease) in shares outstanding	765,100	$32,466,449

Year ended September 30, 2025:

Shares sold	371,684	$16,355,136

Shares issued in reinvestment of dividends and distributions	777,655	36,954,177

Shares purchased	(1,493,977)	(71,318,922)

Net increase (decrease) in shares outstanding before conversion	(344,638)	(18,009,609)

Shares purchased upon conversion into other share class(es)	(1,414)	(65,721)

Net increase (decrease) in shares outstanding	(346,052)	$(18,075,330)

Class Z
Six months ended March 31, 2026:

Shares sold	4,938,991	$355,866,635

Shares issued in reinvestment of dividends and distributions	5,899,458	429,126,548

Shares purchased	(8,884,249)	(643,846,917)

Net increase (decrease) in shares outstanding before conversion	1,954,200	141,146,266

39

Notes to Financial Statements (unaudited) (continued)

Jennison Growth (cont’d.):

Share Class	Shares	Amount

Shares issued upon conversion from other share class(es)	151,577	$11,232,585

Shares purchased upon conversion into other share class(es)	(43,531)	(3,164,357)

Net increase (decrease) in shares outstanding	2,062,246	$149,214,494

Year ended September 30, 2025:

Shares sold	13,948,566	$999,348,485

Shares issued in reinvestment of dividends and distributions	5,473,458	394,745,784

Shares purchased	(18,908,521)	(1,355,834,339)

Net increase (decrease) in shares outstanding before conversion	513,503	38,259,930

Shares issued upon conversion from other share class(es)	312,135	22,398,510

Shares purchased upon conversion into other share class(es)	(234,576)	(16,908,045)

Net increase (decrease) in shares outstanding	591,062	$43,750,395

Class R2
Six months ended March 31, 2026:

Shares sold	10,762	$712,450

Shares issued in reinvestment of dividends and distributions	11,988	832,216

Shares purchased	(23,325)	(1,601,942)

Net increase (decrease) in shares outstanding	(575)	$(57,276)

Year ended September 30, 2025:

Shares sold	83,663	$5,803,260

Shares issued in reinvestment of dividends and distributions	6,150	427,020

Shares purchased	(31,891)	(2,234,789)

Net increase (decrease) in shares outstanding	57,922	$3,995,491

Class R4
Six months ended March 31, 2026:

Shares sold	15,247	$1,076,889

Shares issued in reinvestment of dividends and distributions	32,900	2,353,347

Shares purchased	(16,214)	(1,175,874)

Net increase (decrease) in shares outstanding	31,933	$2,254,362

Year ended September 30, 2025:

Shares sold	29,688	$2,156,589

Shares issued in reinvestment of dividends and distributions	31,844	2,265,696

Shares purchased	(77,041)	(5,541,926)

Net increase (decrease) in shares outstanding	(15,509)	$(1,119,641)

Class R6

Six months ended March 31, 2026:

Shares sold	2,561,125	$188,960,047

Shares issued in reinvestment of dividends and distributions	2,593,912	190,989,762

Shares purchased	(3,294,530)	(238,722,021)

Net increase (decrease) in shares outstanding before conversion	1,860,507	141,227,788

Shares issued upon conversion from other share class(es)	41,827	3,093,118

Shares purchased upon conversion into other share class(es)	(422)	(30,877)

Net increase (decrease) in shares outstanding	1,901,912	$144,290,029

Year ended September 30, 2025:

Shares sold	6,725,441	$484,073,194

Shares issued in reinvestment of dividends and distributions	2,146,215	156,308,892

Shares purchased	(14,363,164)	(1,027,319,789)

Net increase (decrease) in shares outstanding before conversion	(5,491,508)	(386,937,703)

Shares issued upon conversion from other share class(es)	324,449	23,743,929

Shares purchased upon conversion into other share class(es)	(171,202)	(12,133,625)

40

Jennison Growth (cont’d.):

Share Class	Shares	Amount

Net increase (decrease) in shares outstanding	(5,338,261)	$(375,327,399)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 - 9/24/2026
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended March 31, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at March 31, 2026
Jennison Focused Value	$ 1,164,500	5.38%	2	$ 2,043,000	$—
Jennison Growth	14,194,600	4.79	15	40,665,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Value	Jennison Growth
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	X
Growth Style	–	X
Increase in Expenses	X	X
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Capitalization	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Sector Exposure	X	X
Value Style	X	–

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

41

Notes to Financial Statements (unaudited) (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

42

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the financials and information technology sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2026.

43

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 19, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 19, 2026